Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.8%
Money Market Funds - 95.8%
263,633,317	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$263,633,317

	TOTAL SHORT TERM INVESTMENTS (Cost $263,633,317)	$263,633,317

	TOTAL INVESTMENTS (Cost $263,633,317) - 95.8%	$263,633,317
	Other Assets in Excess of Liabilities - 4.2% (b)	11,487,352

	TOTAL NET ASSETS - 100.0%	$275,120,669

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	$7,660,691 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2024

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Copper	12/27/2024	177	$18,651,375	$393,825	$(1,317,052)
Gasoline RBOB	9/30/2024	247	23,405,819	917,062	(231,624)
Gold	10/29/2024	177	43,352,610	369,930	431,216
Silver	9/26/2024	116	16,784,040	239,540	(582,000)
WTI Crude	12/19/2024	376	28,162,400	955,040	(267,187)

			$130,356,244	$2,875,397	$(1,966,647)

All futures contracts held by Direxion BCS Fund Ltd.

Direxion HCM Tactical Enhanced US ETF

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 77.8%
Accommodation - 0.4%
2,648	Airbnb, Inc. (a)	$369,555
1,500	Hilton Worldwide Holdings, Inc.	322,005
4,229	Host Hotels & Resorts, Inc.	74,050
2,190	Las Vegas Sands Corp.	86,877
1,438	Marriott International, Inc. Class A	326,857
1,504	MGM Resorts International (a)	64,627
566	Wynn Resorts Ltd.	46,876

		1,290,847

Administrative and Support Services - 2.0%
525	Allegion PLC ADR (Ireland)	71,825
8,668	Amcor PLC ADR (United Kingdom)	91,274
597	Ameriprise Financial, Inc.	256,752
2,454	Automatic Data Processing, Inc.	644,470
204	Booking Holdings, Inc.	757,862
709	Broadridge Financial Solutions, Inc.	151,726
420	Corpay, Inc. (a)	122,564
741	Equifax, Inc.	207,013
230	FactSet Research System, Inc.	95,011
465	Gartner, Inc. (a)	233,053
1,759	Iron Mountain, Inc.	180,403
854	Live Nation Entertainment, Inc. (a)	82,146
1,593	Match Group, Inc. (a)	60,757
941	Moody’s Corp.	429,548
1,684	Rollins, Inc.	80,680
1,420	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	222,542
12,531	Uber Technologies, Inc. (a)	807,874
9,440	Visa, Inc. Class A	2,507,925
2,189	Waste Management, Inc.	443,623

		7,447,048

Air Transportation - 0.1%
3,935	American Airlines Group, Inc. (a)	41,869
3,870	Delta Air Lines, Inc.	166,487
3,589	Southwest Airlines Co.	96,688
1,972	United Continental Holdings, Inc. (a)	89,568

		394,612

Ambulatory Health Care Services - 0.1%
311	DaVita, Inc. (a)	42,489
506	Labcorp Holdings, Inc.	109,013
351	Molina Healthcare, Inc. (a)	119,786
667	Quest Diagnostics, Inc.	94,914
7,140	Viatris, Inc.	86,108

		452,310

Amusement, Gambling, and Recreation Industries - 0.3%
1,530	Global Payments, Inc.	155,509
10,932	The Walt Disney Co.	1,024,219

		1,179,728

Apparel Manufacturing - 0.2%
517	Cintas Corp.	394,957
152	Deckers Outdoor Corp. (a)	140,240
235	Ralph Lauren Corp.	41,263

		576,460

Beverage and Tobacco Product Manufacturing - 1.0%
10,301	Altria Group, Inc.	504,852
965	Constellation Brands, Inc. Class A	236,579
6,259	Keurig Dr Pepper, Inc.	214,559
1,090	Molson Coors Brewing Co. Class B	57,607
4,254	Monster Beverage Corp. (a)	218,868
8,244	PepsiCo, Inc.	1,423,491
9,323	Philip Morris International, Inc.	1,073,637

		3,729,593

Broadcasting and Content Providers - 0.4%
588	Charter Communications, Inc. (a)	223,275
23,473	Comcast Corp. Class A	968,731
1,386	FOX Corp. Class A	52,723
792	FOX Corp. Class B	28,061
2,964	Paramount Global Class B	33,849
13,373	Warner Bros Discovery, Inc. (a)	115,676

		1,422,315

Building Material and Garden Equipment and Supplies Dealers - 0.9%
3,431	Lowe’s Companies, Inc.	842,345
316	Snap-on, Inc.	90,701
5,943	The Home Depot, Inc.	2,187,975
646	Tractor Supply Co.	170,105

		3,291,126

Chemical Manufacturing - 5.7%
10,590	AbbVie, Inc.	1,962,539
1,333	Air Products & Chemicals, Inc.	351,712
706	Albemarle Corp.	66,131
3,216	Amgen, Inc.	1,069,224
873	Biogen, Inc. (a)	186,124
944	Bio-Techne Corp.	77,021
12,156	Bristol-Myers Squibb Co.	578,139
1,086	Catalent, Inc. (a)	64,443
604	Celanese Corp.	85,255
1,097	CF Industries Holdings, Inc.	83,800
1,466	Church & Dwight Co., Inc.	143,683
744	Clorox Co.	98,156
4,921	Colgate-Palmolive Co.	488,114
2,507	DuPont de Nemours, Inc.	209,836
707	Eastman Chemical Co.	73,054
1,525	Ecolab, Inc.	351,802
4,787	Eli Lilly & Co.	3,850,040
748	FMC Corp.	43,653
7,471	Gilead Sciences, Inc.	568,244
952	Incyte Corp. (a)	61,947
3,440	IntercontinentalExchange, Inc.	521,366
1,532	International Flavors & Fragrances, Inc.	152,403
11,484	Kenvue, Inc.	212,339
2,020	Kimberly-Clark Corp.	272,801
2,883	Linde PLC ADR (Ireland)	1,307,441
1,542	LyondellBasell Industries N.V. Class A ADR (Netherlands)	153,367
15,189	Merck & Co., Inc.	1,718,332
1,928	Mosaic Co.	57,397
33,984	Pfizer, Inc.	1,037,871
1,413	PPG Industries, Inc.	179,423
14,154	Procter & Gamble Co.	2,275,397
637	Regeneron Pharmaceuticals, Inc. (a)	687,444
1,549	Vertex Pharmaceuticals, Inc. (a)	767,870
2,737	Zoetis, Inc.	492,769

		20,249,137

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.4%

1,340	Bath & Body Works, Inc.	49,245
688	Lululemon Athletica, Inc. (a)	177,958
2,011	Ross Stores, Inc.	288,035
6,791	TJX Companies, Inc.	767,519

		1,282,757

Computer and Electronic Product Manufacturing - 19.9%
9,693	Advanced Micro Devices, Inc. (a)	1,400,445
1,758	Agilent Technologies, Inc.	248,581
35,227	Alphabet, Inc.	6,042,840
29,306	Alphabet, Inc. Class C	5,074,334
1,389	AMETEK, Inc.	240,964
7,204	Amphenol Corp. Class A	462,929
2,975	Analog Devices, Inc.	688,355
86,442	Apple, Inc.	19,197,039
1,522	Arista Networks, Inc. (a)	527,449
122	Bio-Rad Laboratories, Inc. (a)	41,280
26,126	Broadcom, Inc.	4,197,926
24,284	Cisco Systems, Inc.	1,176,560
3,953	Danaher Corp.	1,095,297
816	Enphase Energy, Inc. (a)	93,930
643	First Solar, Inc. (a)	138,882
3,804	Fortinet, Inc. (a)	220,784
2,111	Fortive Corp.	151,675
2,546	GE HealthCare Technologies, Inc.	215,468
1,400	Hologic, Inc. (a)	114,254
5,175	HP, Inc.	186,766
25,531	Intel Corp.	784,823
5,508	International Business Machines Corp.	1,058,307
723	Jabil Circuit, Inc.	81,460
1,047	Keysight Technologies, Inc. (a)	146,130
1,139	L3Harris Technologies, Inc.	258,428
3,242	Microchip Technology, Inc.	287,825
6,641	Micron Technology, Inc.	729,315
293	Monolithic Power Systems, Inc.	252,885
1,001	Motorola Solutions, Inc.	399,319
1,236	NetApp, Inc.	156,947
835	Northrop Grumman Corp.	404,407
147,518	NVIDIA Corp.	17,262,556
1,534	NXP Semiconductors NV ADR (Netherlands)	403,687
2,581	ON Semiconductor Corp. (a)	201,963
2,424	Otis Worldwide Corp.	229,068
1,937	Palto Alto Networks, Inc. (a)	629,002
740	PerkinElmer, Inc.	92,951
577	Qorvo, Inc. (a)	69,125
6,704	Qualcomm, Inc.	1,213,089
643	Roper Technologies, Inc.	350,274
7,972	RTX Corp.	936,630
1,171	Seagate Technology Holdings PLC ADR (Ireland)	119,641
962	Skyworks Solutions, Inc.	109,302
303	Super Micro Computer, Inc. (a)	212,600
283	Teledyne Technologies, Inc. (a)	119,386
937	Teradyne, Inc.	122,897
5,460	Texas Instruments, Inc.	1,112,803
2,290	Thermo Fisher Scientific, Inc.	1,404,549
1,464	Trimble, Inc. (a)	79,847
1,317	Veralto Corp.	140,340
355	Waters Corp. (a)	119,379
1,958	Western Digital Corp. (a)	131,284
308	Zebra Technologies Corp. Class A (a)	108,167

		71,244,144

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
3,509	Fiserv, Inc. (a)	573,967

Construction of Buildings - 0.2%
1,778	D.R. Horton, Inc.	319,915
1,469	Lennar Corp. Class A	259,910
18	NVR, Inc. (a)	154,935
1,261	PulteGroup, Inc.	166,452

		901,212

Couriers and Messengers - 0.3%
1,357	FedEx Corp.	410,153
4,374	United Parcel Service, Inc. Class B	570,239

		980,392

Credit Intermediation and Related Activities - 3.9%
3,409	American Express Co.	862,613
40,802	Bank of America Corp.	1,644,729
4,485	Bank of New York Mellon Corp.	291,839
2,292	Capital One Financial Corp.	347,009
11,438	Citigroup, Inc.	742,097
2,729	Citizens Financial Group, Inc.	116,446
1,503	Discover Financial Services	216,417
3,336	Fidelity National Information Services, Inc.	256,305
4,103	Fifth Third Bancorp	173,721
8,691	Huntington Bancshares, Inc.	129,931
17,221	JPMorgan Chase & Co.	3,664,629
5,656	KeyCorp	91,231
1,002	M&T Bank Corp.	172,514
4,924	MasterCard, Inc. Class A	2,283,308
1,227	Northern Trust Corp.	108,774
2,386	PNC Financial Services Group, Inc.	432,105
5,491	Regions Financial Corp.	122,834
1,807	State Street Corp.	153,541
2,408	Synchrony Financial	122,302
8,025	Truist Financial Corp.	358,637
9,358	U.S. Bancorp	419,987
20,907	Wells Fargo & Co.	1,240,621

		13,951,590

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
725	A.O. Smith Corp.	61,654
425	Axon Enterprise, Inc. (a)	127,504
3,431	Emerson Electric Co.	401,804
363	Generac Holdings, Inc. (a)	56,512
684	Rockwell Automation, Inc.	190,597
1,837	TE Connectivity Ltd. ADR (Switzerland)	283,504

		1,121,575

Fabricated Metal Product Manufacturing - 0.1%
1,862	Ball Corp.	118,851
1,438	Nucor Corp.	234,308
996	Pentair PLC ADR (Ireland)	87,518
922	Stanley Black & Decker, Inc.	97,382

		538,059

Food and Beverage Retailers - 0.1%
4,013	Kroger Co.	218,709

Food Manufacturing - 0.9%
2,965	Archer-Daniels-Midland Co.	183,860
1,180	Campbell Soup Co.	55,295
23,252	Coca-Cola Co.	1,551,838
3,385	General Mills, Inc.	227,269
1,741	Hormel Foods Corp.	55,904

1,579	Kellanova	91,819
866	Lamb Weston Holdings, Inc.	51,977
1,509	McCormick & Co, Inc.	116,208
8,044	Mondelez International, Inc.	549,807
885	The Hershey Co.	174,770
637	The J.M. Smucker Co.	75,134
4,734	The Kraft Heinz Co.	166,684
1,715	Tyson Foods, Inc. Class A	104,444

		3,405,009

Food Services and Drinking Places - 0.7%
8,236	Chipotle Mexican Grill, Inc. (a)	447,380
715	Darden Restaurants, Inc.	104,597
4,322	McDonald’s Corp.	1,147,059
6,793	Starbucks Corp.	529,514
1,688	Yum! Brands, Inc.	224,217

		2,452,767

Funds, Trusts, and Other Financial Vehicles - 0.1%
921	Garmin Ltd. ADR (Switzerland)	157,721
1,339	T. Rowe Price Group, Inc.	152,927

		310,648

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
1,154	Best Buy Co., Inc.	99,844

Gasoline Stations and Fuel Dealers - 0.5%
10,277	Chevron Corp.	1,649,150

General Merchandise Retailers - 4.2%
54,920	Amazon.com, Inc. (a)	10,268,942
2,659	Costco Wholesale Corp.	2,185,698
1,317	Dollar General Corp.	158,554
1,242	Dollar Tree, Inc. (a)	129,590
3,034	eBay, Inc.	168,721
701	Etsy, Inc. (a)	45,663
2,774	Target Corp.	417,237
25,617	Walmart, Inc.	1,758,351

		15,132,756

Health and Personal Care Retailers - 0.2%
7,529	CVS Health Corp.	454,225
288	Ulta Beauty, Inc. (a)	105,088
4,295	Walgreens Boots Alliance, Inc.	50,982

		610,295

Hospitals - 0.1%
1,163	HCA Healthcare, Inc.	422,227
358	Universal Health Services, Inc. Class B	76,526

		498,753

Insurance Carriers and Related Activities - 4.3%
3,101	Aflac, Inc.	295,773
1,583	Allstate Corp.	270,883
3,979	American International Group, Inc.	315,256
2,243	Arch Capital Group Ltd. ADR (a)	214,835
1,310	Arthur J. Gallagher & Co.	371,372
312	Assurant, Inc.	54,560
10,858	Berkshire Hathaway, Inc. Class B (a)	4,761,233
1,420	Brown & Brown, Inc.	141,191
3,200	Centene Corp. (a)	246,144
2,434	Chubb Limited ADR (Switzerland)	670,956
1,702	Cigna Corp.	593,436
938	Cincinnati Financial Corp.	122,522
1,393	Elevance Health, Inc.	741,118
261	Everest Re Group Ltd. ADR	102,539
504	Globe Life, Inc.	46,741
1,775	Hartford Financial Services Group, Inc.	196,883
722	Humana, Inc.	261,082
1,090	Loews Corp.	87,146
2,955	Marsh & McLennan Companies, Inc.	657,694
3,582	MetLife, Inc.	275,277
1,293	Principal Financial Group, Inc.	105,392
3,512	Progressive Corp.	751,990
2,154	Prudential Financial, Inc.	269,939
1,373	Travelers Companies, Inc.	297,172
5,520	UnitedHealth Group, Inc.	3,180,403
1,818	W.R. Berkley Corp.	100,226
613	Willis Towers Watson PLC ADR (Ireland)	173,038

		15,304,801

Leather and Allied Product Manufacturing - 0.2%
7,266	NIKE, Inc. Class B	543,933
1,378	Tapestry, Inc.	55,244

		599,177

Machinery Manufacturing - 2.0%
4,983	Applied Materials, Inc.	1,057,393
5,985	Baker Hughes Co.	231,739
5,025	Carrier Global Corp.	342,253
2,933	Caterpillar, Inc.	1,015,405
820	Cummins, Inc.	239,276
1,552	Deere & Co.	577,313
6,565	General Electric Co.	1,117,363
454	IDEX Corp.	94,650
2,420	Ingersoll Rand, Inc.	242,968
784	Lam Research Corp.	722,252
127	Mettler-Toledo International, Inc. (a)	193,171
326	Nordson Corp.	81,608
772	Parker Hannifin Corp.	433,215
1,357	Trane Technologies PLC ADR (Ireland)	453,618
1,455	Xylem, Inc.	194,242

		6,996,466

Management of Companies and Enterprises - 0.5%
10,434	Abbott Laboratories	1,105,378
1,303	Aon PLC ADR (United Kingdom)	428,049
849	Bunge Global SA ADR (Switzerland)	89,340
2,573	Norwegian Cruise Line Holdings Ltd. ADR (a)	47,420
3,114	Smurfit WestRock Plc ADR (Ireland) (a)	139,632

		1,809,819

Merchant Wholesalers, Durable Goods - 0.7%
733	Builders FirstSource, Inc. (a)	122,682
5,247	Copart, Inc. (a)	274,576
3,434	Fastenal Co.	242,956
836	Genuine Parts Co.	122,984
768	Henry Schein, Inc. (a)	55,250
322	Hubbell, Inc.	127,399
237	Huntington Ingalls Industries, Inc.	66,355
4,040	Johnson Controls International PLC ADR (Ireland)	289,022
807	KLA-Tencor Corp.	664,217
1,599	LKQ Corp.	66,359
318	Mohawk Industries, Inc. (a)	51,220
230	Pool Corp.	86,029
261	W.W. Grainger, Inc.	254,947

		2,423,996

Merchant Wholesalers, Nondurable Goods - 0.6%
1,074	Brown Forman Corp. Class B	48,502
1,461	Cardinal Health, Inc.	147,313

993	Cencora, Inc.	236,215
2,866	ConAgra Brands, Inc.	86,897
211	Domino’s Pizza, Inc.	90,456
1,629	Illinois Tool Works, Inc.	402,819
779	McKesson Corp.	480,658
2,986	Sysco Corp.	228,877
1,400	The Sherwin Williams Co.	491,120

		2,212,857

Mining (except Oil and Gas) - 0.3%
8,614	Freeport-McMoRan Copper & Gold, Inc.	391,162
370	Martin Marietta Materials, Inc.	219,540
6,916	Newmont Corp.	339,368
793	Vulcan Materials Co.	217,686

		1,167,756

Miscellaneous Manufacturing - 2.2%
3,318	3M Co.	423,211
419	Align Technology, Inc. (a)	97,158
3,056	Baxter International, Inc.	109,466
1,733	Becton, Dickinson & Co.	417,757
8,818	Boston Scientific Corp. (a)	651,474
2,386	DexCom, Inc. (a)	161,818
824	Dover Corp.	151,830
3,613	Edwards Lifesciences Corp. (a)	227,800
1,398	Estee Lauder Companies, Inc. Class A	139,255
785	Hasbro, Inc.	50,601
419	Insulet Corp. (a)	81,433
2,127	Intuitive Surgical, Inc. (a)	945,685
14,433	Johnson & Johnson	2,278,249
7,964	Medtronic PLC ADR (Ireland)	639,668
880	ResMed, Inc.	187,660
828	Solventum Corp. (a)	48,753
593	Steris PLC ADR (Ireland)	141,585
2,032	Stryker Corp.	665,378
282	Teleflex, Inc.	62,299
1,143	Textron, Inc.	106,185
1,192	The Cooper Companys, Inc. (a)	111,249
1,233	Zimmer Biomet Holdings, Inc.	137,295

		7,835,809

Motion Picture and Sound Recording Industries - 0.5%
2,585	Netflix, Inc. (a)	1,624,285

Motor Vehicle and Parts Dealers - 0.2%
103	AutoZone, Inc. (a)	322,770
943	CarMax, Inc. (a)	79,627
352	O’Reilly Automotive, Inc. (a)	396,472

		798,869

National Security and International Affairs - 0.0% (†)
811	Leidos Holdings, Inc.	117,108

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
4,625	Corning, Inc.	185,046

Oil and Gas Extraction - 1.4%
2,161	APA Corp.	67,402
4,463	Coterra Energy, Inc.	115,145
3,790	Devon Energy Corp.	178,244
1,071	Diamondback Energy, Inc.	216,674
5,028	Dominion Energy, Inc.	268,797
3,448	EOG Resources, Inc.	437,206
3,556	EQT Corp.	122,717
26,901	Exxon Mobil Corp.	3,190,190
3,382	Marathon Oil Corp.	94,865
3,988	Occidental Petroleum Corp.	242,550

		4,933,790

Paper Manufacturing - 0.0% (†)
534	Packaging Corp of America	106,731

Performing Arts, Spectator Sports, and Related Industries - 0.1%
1,298	Caesars Entertainment Inc. (a)	51,855
1,458	Electronic Arts, Inc.	220,071

		271,926

Petroleum and Coal Products Manufacturing - 0.5%
7,014	ConocoPhillips	779,957
2,113	Marathon Petroleum Corp.	374,043
2,544	Phillips 66	370,101
1,961	Valero Energy Corp.	317,133

		1,841,234

Pipeline Transportation - 0.1%
1,330	Targa Resources Corp.	179,922
7,309	Williams Companies, Inc.	313,849

		493,771

Plastics and Rubber Products Manufacturing - 0.1%
483	Avery Dennison Corp.	104,729
437	West Pharmaceutical Services, Inc.	133,796

		238,525

Primary Metal Manufacturing - 0.1%
2,325	Howmet Aerospace, Inc.	222,502
886	Steel Dynamics, Inc.	118,033

		340,535

Professional, Scientific, and Technical Services - 3.8%
3,771	Accenture PLC Class A ADR (Ireland)	1,246,768
806	CDW Corp.	175,797
309	Charles River Laboratories International, Inc. (a)	75,427
2,983	Cognizant Technology Solutions Corp. Class A	225,753
2,397	Eaton Corporation PLC ADR (Ireland)	730,582
347	EPAM Systems, Inc. (a)	74,650
1,270	Extra Space Storage, Inc.	202,717
351	F5 Networks, Inc. (a)	71,478
845	GoDaddy, Inc. (a)	122,905
495	IDEXX Laboratories, Inc. (a)	235,679
2,083	International Paper Co.	96,818
2,263	Interpublic Group of Companies, Inc.	72,801
1,094	IQVIA Holdings, Inc. (a)	269,376
438	Jack Henry & Associates, Inc.	75,108
751	Jacobs Solutions, Inc.	109,909
1,948	Juniper Networks, Inc.	73,420
13,143	Meta Platforms, Inc.	6,240,691
1,999	Moderna, Inc. (a)	238,321
1,174	Omnicom Group, Inc.	115,099
9,561	Oracle Corp.	1,333,281
1,922	Paychex, Inc.	246,054
288	Paycom Software, Inc.	48,036
718	PTC, Inc. (a)	127,696
1,231	ServiceNow, Inc. (a)	1,002,514
952	Take-Two Interactive Software, Inc. (a)	143,305
519	VeriSign, Inc. (a)	97,058
856	Verisk Analytics, Inc. Class A	224,058

		13,675,301

Publishing Industries - 7.1%
2,687	Adobe, Inc. (a)	1,482,283
914	Akamai Technologies, Inc. (a)	89,828
524	Ansys, Inc. (a)	164,342

1,282	Autodesk, Inc. (a)	317,321
1,632	Cadence Design Systems, Inc. (a)	436,821
1,384	CrowdStrike Holdings, Inc. (a)	321,033
945	Dayforce, Inc. (a)	56,020
148	Fair Isaac Corp. (a)	236,800
7,797	Hewlett Packard Enterprise Co.	155,238
1,679	Intuit, Inc.	1,086,901
44,573	Microsoft Corp.	18,647,115
2,274	News Corp. Class A	62,717
686	News Corp. Class B	19,544
3,306	NortonLifeLock, Inc.	85,923
5,824	Salesforce, Inc.	1,507,251
914	Synopsys, Inc. (a)	510,304
255	Tyler Technologies, Inc. (a)	144,868

		25,324,309

Rail Transportation - 0.4%
11,725	CSX Corp.	411,548
3,659	Union Pacific Corp.	902,785

		1,314,333

Real Estate - 1.4%
943	Alexandria Real Estate Equities, Inc.	110,605
2,801	American Tower Corp.	617,340
850	AvalonBay Communities, Inc.	174,182
867	BXP, Inc.	61,826
640	Camden Property Trust	70,880
1,809	CBRE Group, Inc. Class A (a)	203,892
2,607	Crown Castle, Inc.	286,979
1,946	Digital Realty Trust, Inc.	290,908
2,068	Equity Residential	143,995
384	Essex Property Trust, Inc.	106,890
447	Federal Realty Investment Trust	49,908
4,221	Healthpeak Properties, Inc.	92,102
3,453	Invitation Homes, Inc.	121,787
4,002	Kimco Realty Corp.	86,963
701	Mid-America Apartment Communities, Inc.	97,979
5,553	Prologis, Inc.	699,956
948	Public Storage	280,532
5,222	Realty Income Corp.	299,899
986	Regency Centers Corp.	66,397
1,956	Simon Property Group, Inc.	300,129
1,818	UDR, Inc.	72,847
2,427	Ventas, Inc.	132,126
6,255	VICI Properties, Inc.	195,531
3,585	Welltower, Inc.	398,831
4,371	Weyerhaeuser Co.	138,823

		5,101,307

Rental and Leasing Services - 0.1%
398	United Rentals, Inc.	301,326

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
837	BlackRock, Inc.	733,630
631	Cboe Global Markets, Inc.	115,795
8,953	Charles Schwab Corp.	583,646
2,161	CME Group, Inc.	418,607
4,216	Dow, Inc.	229,646
1,798	Franklin Resources, Inc.	41,120
1,933	Goldman Sachs Group, Inc.	983,955
2,698	Invesco Ltd. ADR (a)	46,567
3,990	KKR & Co., Inc.	492,566
228	MarketAxess Holdings, Inc.	50,965
7,504	Morgan Stanley	774,488
475	MSCI, Inc. Class A	256,861
2,483	NASDAQ OMX Group, Inc.	168,049
1,119	Raymond James Financial, Inc.	129,804
1,919	S&P Global, Inc.	930,197
4,286	The Blackstone Group, Inc.	609,255

		6,565,151

Specialty Trade Contractors - 0.1%
877	Quanta Services, Inc.	232,738

Support Activities for Agriculture and Forestry - 0.1%
4,179	Corteva, Inc.	234,442

Support Activities for Mining - 0.2%
5,309	Halliburton Co.	184,116
1,658	Hess Corp.	254,371
8,573	Schlumberger Ltd. ADR (Curaco) (a)	413,990

		852,477

Support Activities for Transportation - 0.2%
702	C.H. Robinson Worldwide, Inc.	62,513
761	Expedia, Inc. (a)	97,157
848	Expeditors International of Washington, Inc.	105,848
488	J.B. Hunt Transport Services, Inc.	84,497
1,354	Norfolk Southern Corp.	337,904

		687,919

Telecommunications - 1.0%
42,999	AT&T, Inc.	827,731
569	Equinix, Inc.	449,646
6,274	PayPal Holdings, Inc. (a)	412,703
644	SBA Communications Corp.	141,384
3,092	T-Mobile US, Inc.	563,610
25,244	Verizon Communications, Inc.	1,022,887

		3,417,961

Transportation Equipment Manufacturing - 2.3%
1,632	Aptiv PLC ADR (United Kingdom) (a)	113,244
3,461	Boeing Co. (a)	659,667
1,369	BorgWarner, Inc.	48,339
23,518	Ford Motor Co.	254,465
1,364	General Dynamics Corp.	407,440
6,843	General Motors Co.	303,282
3,906	Honeywell International, Inc.	799,753
1,280	Lockheed Martin Corp.	693,658
3,144	Paccar, Inc.	310,187
16,640	Tesla, Inc. (a)	3,861,645
336	TransDigm Group, Inc.	434,858
1,058	Wabtec Corp.	170,497

		8,057,035

Truck Transportation - 0.1%
1,069	Old Dominion Freight Line, Inc.	224,682

Utilities - 2.0%
4,263	AES Corp.	75,839
1,537	Alliant Energy Corp.	85,549
1,600	Ameren Corp.	126,832
3,161	American Electric Power Co., Inc.	310,157
1,168	American Water Works Co., Inc.	166,276
905	Atmos Energy Corp.	115,731
3,836	CenterPoint Energy, Inc.	106,449
1,792	CMS Energy Corp.	116,122
2,073	Consolidated Edison, Inc.	202,159
1,890	Constellation Energy Corp.	358,722
1,240	DTE Energy Co.	149,457

4,628	Duke Energy Corp.	505,702
2,307	Edison International	184,583
1,280	Entergy Corp.	148,442
1,379	Evergy, Inc.	79,982
2,112	Eversource Energy	137,090
5,997	Exelon Corp.	223,088
3,106	FirstEnergy Corp.	130,172
1,643	GE Vernova, Inc. (a)	292,848
11,580	Kinder Morgan, Inc.	244,685
12,321	NextEra Energy, Inc.	941,201
2,688	NiSource, Inc.	84,000
1,250	NRG Energy, Inc.	93,963
3,500	ONEOK, Inc.	291,655
12,815	PG&E Corp.	233,874
682	Pinnacle West Capital Corp.	58,372
4,423	PPL Corp.	131,452
2,988	Public Service Enterprise Group, Inc.	238,353
3,796	Sempra Energy	303,908
6,557	Southern Co.	547,641
1,959	Vistra Corp.	155,192
1,895	WEC Energy Group, Inc.	163,084
3,332	Xcel Energy, Inc.	194,189

		7,196,769

Waste Management and Remediation Services - 0.1%
1,228	Republic Services, Inc.	238,625

Water Transportation - 0.0% (†)
6,058	Carnival Corp. ADR (Panama) (a)	100,926

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
2,449	CoStar Group, Inc. (a)	191,071

Wood Product Manufacturing - 0.0% (†)
1,321	Masco Corp.	102,840

	TOTAL COMMON STOCKS (Cost $231,122,709)	$278,126,516

SHORT TERM INVESTMENTS - 22.7%
Money Market Funds - 22.7%
27,609,187	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$27,609,187
53,434,638	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	53,434,638

	TOTAL SHORT TERM INVESTMENTS (Cost $81,043,825)	$81,043,825

	TOTAL INVESTMENTS (Cost $312,166,534) - 100.5% (c)	$359,170,341
	Liabilities in Excess of Other Assets - (0.5)%	(1,636,077)

	TOTAL NET ASSETS - 100.0%	$357,534,264

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $331,561,154.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Invesco QQQ Trust Series 1	5.6800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	604,000	$294,532,571	$(11,291,994)
Total return of Technology Select Sector SPDR Fund	5.7800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	407,000	77,680,413	9,570,816

					$372,212,984	$(1,721,178)

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.9%
89,920	Airbnb, Inc. (a)	$12,549,235
55,225	Marriott International, Inc. Class A	12,552,643

		25,101,878

Administrative and Support Services - 2.9%
54,243	Automatic Data Processing, Inc.	14,245,296
3,368	Booking Holdings, Inc.	12,512,154
93,492	Pinduoduo, Inc. ADR (China) (a)	12,050,184

		38,807,634

Apparel Manufacturing - 1.1%
18,984	Cintas Corp.	14,502,637

Beverage and Tobacco Product Manufacturing - 4.1%
179,650	Coca-Cola Europacific Partners ADR (United Kingdom)	13,252,781
391,190	Keurig Dr Pepper, Inc.	13,409,993
273,971	Monster Beverage Corp. (a)	14,095,808
80,390	PepsiCo, Inc.	13,880,941

		54,639,523

Broadcasting and Content Providers - 3.6%
46,345	Charter Communications, Inc. (a)	17,598,124
349,505	Comcast Corp. Class A	14,424,071
1,873,131	Warner Bros Discovery, Inc. (a)	16,202,583

		48,224,778

Chemical Manufacturing - 7.2%
43,651	Amgen, Inc.	14,512,648
170,501	AstraZeneca PLC ADR (United Kingdom)	13,495,154
60,041	Biogen, Inc. (a)	12,800,741
190,319	Gilead Sciences, Inc.	14,475,663
30,384	Linde PLC ADR (Ireland)	13,779,144
12,763	Regeneron Pharmaceuticals, Inc. (a)	13,773,702
28,692	Vertex Pharmaceuticals, Inc. (a)	14,223,199

		97,060,251

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.8%
43,132	Lululemon Athletica, Inc. (a)	11,156,523
90,111	Ross Stores, Inc.	12,906,599

		24,063,122

Computer and Electronic Product Manufacturing - 21.6%
83,407	Advanced Micro Devices, Inc. (a)	12,050,643
37,434	Alphabet, Inc.	6,421,428
37,313	Alphabet, Inc. Class C	6,460,746
58,211	Analog Devices, Inc.	13,468,861
64,822	Apple, Inc.	14,395,670
81,084	Broadcom, Inc.	13,028,577
284,394	Cisco Systems, Inc.	13,778,889
229,663	Fortinet, Inc. (a)	13,329,640
169,878	GE HealthCare Technologies, Inc.	14,376,775
263,189	GlobalFoundries, Inc. ADR (a)(b)	13,425,271
126,766	Illumina, Inc. (a)	15,541,512
432,583	Intel Corp.	13,297,601
146,864	Microchip Technology, Inc.	13,038,586
96,374	Micron Technology, Inc.	10,583,793
59,107	MongoDB, Inc. (a)	14,916,243
106,256	NVIDIA Corp.	12,434,077
49,613	NXP Semiconductors NV ADR (Netherlands)	13,056,157
196,278	ON Semiconductor Corp. (a)	15,358,753
41,982	Palto Alto Networks, Inc. (a)	13,632,815
63,287	Qualcomm, Inc.	11,451,783
23,945	Roper Technologies, Inc.	13,044,039
11,635	Super Micro Computer, Inc. (a)	8,163,698
68,784	Texas Instruments, Inc.	14,018,867

		289,274,424

Food Manufacturing - 2.1%
202,210	Mondelez International, Inc.	13,821,053
408,165	The Kraft Heinz Co.	14,371,490

		28,192,543

Food Services and Drinking Places - 2.0%
118,092	DoorDash, Inc. (a)	13,075,146
168,310	Starbucks Corp.	13,119,765

		26,194,911

General Merchandise Retailers - 4.0%
71,135	Amazon.com, Inc. (a)	13,300,823
15,864	Costco Wholesale Corp.	13,040,208
125,845	Dollar Tree, Inc. (a)	13,130,667
8,409	MercadoLibre, Inc. (a)	14,033,780

		53,505,478

Machinery Manufacturing - 3.9%
57,124	Applied Materials, Inc.	12,121,713
12,974	ASML Holding NV ADR (Netherlands)	12,152,746
408,414	Baker Hughes Co.	15,813,790
12,796	Lam Research Corp.	11,788,187

		51,876,436

Management of Companies and Enterprises - 0.9%
83,900	ARM Holdings Plc ADR (United Kingdom) (a)(b)	12,095,863

Merchant Wholesalers, Durable Goods - 3.1%
247,965	Copart, Inc. (a)	12,976,008
205,831	Fastenal Co.	14,562,543
16,480	KLA-Tencor Corp.	13,564,194

		41,102,745

Miscellaneous Manufacturing - 1.6%
115,303	DexCom, Inc. (a)	7,819,849
31,091	Intuitive Surgical, Inc. (a)	13,823,370

		21,643,219

Motion Picture and Sound Recording Industries - 0.9%
19,603	Netflix, Inc. (a)	12,317,545

Motor Vehicle and Parts Dealers - 1.0%
12,428	O’Reilly Automotive, Inc. (a)	13,998,153

Oil and Gas Extraction - 1.1%
70,454	Diamondback Energy, Inc.	14,253,549

Performing Arts, Spectator Sports, and Related Industries - 1.1%
96,710	Electronic Arts, Inc.	14,597,407

Professional, Scientific, and Technical Services - 12.8%
82,778	Atlassian Corp. (a)	14,616,111
57,106	CDW Corp.	12,455,390
196,794	Cognizant Technology Solutions Corp. Class A	14,893,370
27,132	IDEXX Laboratories, Inc. (a)	12,918,088
187,081	Marvell Technology, Inc.	12,530,685

27,180	Meta Platforms, Inc.	12,905,879
100,817	Moderna, Inc. (a)	12,019,403
106,776	Paychex, Inc.	13,669,464
85,009	Take-Two Interactive Software, Inc. (a)	12,796,405
137,641	The Trade Desk, Inc. (a)	12,371,173
49,755	Verisk Analytics, Inc. Class A	13,023,371
61,378	Workday, Inc. (a)	13,940,171
74,900	Zscaler, Inc. (a)	13,433,315

		171,572,825

Publishing Industries - 8.4%
25,222	Adobe, Inc. (a)	13,913,716
41,338	Ansys, Inc. (a)	12,964,837
55,505	Autodesk, Inc. (a)	13,738,597
42,241	Cadence Design Systems, Inc. (a)	11,306,226
35,332	CrowdStrike Holdings, Inc. (a)	8,195,611
114,391	Datadog, Inc. (a)	13,319,688
21,300	Intuit, Inc.	13,788,555
29,899	Microsoft Corp.	12,508,247
22,219	Synopsys, Inc. (a)	12,405,312

		112,140,789

Rail Transportation - 1.0%
402,549	CSX Corp.	14,129,470

Telecommunications - 2.1%
221,890	PayPal Holdings, Inc. (a)	14,595,924
76,097	T-Mobile US, Inc.	13,870,961

		28,466,885

Transportation Equipment Manufacturing - 3.2%
62,524	Honeywell International, Inc.	12,801,789
126,936	Paccar, Inc.	12,523,506
73,513	Tesla, Inc. (a)	17,060,162

		42,385,457

Truck Transportation - 1.2%
76,904	Old Dominion Freight Line, Inc.	16,163,683

Utilities - 4.2%
154,500	American Electric Power Co., Inc.	15,159,540
61,650	Constellation Energy Corp.	11,701,170
386,689	Exelon Corp.	14,384,831
251,997	Xcel Energy, Inc.	14,686,385

		55,931,926

Web Search Portals, Libraries, Archives, and Other Information Services - 1.1%
181,898	CoStar Group, Inc. (a)	14,191,682

	TOTAL COMMON STOCKS (Cost $1,307,484,838)	$1,336,434,813

SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
9,988,674	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$9,988,674

	TOTAL SHORT TERM INVESTMENTS (Cost $9,988,674)	$9,988,674

	TOTAL INVESTMENTS (Cost $1,317,473,512) - 100.6%	$1,346,423,487
	Liabilities in Excess of Other Assets - (0.6)%	(9,115,150)

	TOTAL NET ASSETS - 100.0%	$1,337,308,337

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 4.2%
6,869	Cloudflare, Inc. (a)	$532,347
25,023	SentinelOne, Inc. (a)	573,027

		1,105,374

Computer and Electronic Product Manufacturing - 21.2%
5,096	Alphabet, Inc.	874,168
4,960	Broadcom, Inc.	796,973
13,619	Cisco Systems, Inc.	659,840
9,389	Fortinet, Inc. (a)	544,937
3,413	International Business Machines Corp.	655,774
6,390	NetApp, Inc.	811,402
2,401	Palto Alto Networks, Inc. (a)	779,677
40,170	Xerox Corp.	432,430

		5,555,201

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 2.8%
20,739	RingCentral, Inc. (a)	726,902

Food Services and Drinking Places - 2.7%
20,985	JOYY, Inc. ADR	698,591

General Merchandise Retailers - 2.7%
3,859	Amazon.com, Inc. (a)	721,556

Merchant Wholesalers, Durable Goods - 2.9%
6,340	SYNNEX Corp.	755,538

Professional, Scientific, and Technical Services - 29.4%
3,380	Atlassian Corp. (a)	596,807
17,121	DigitalOcean Holdings, Inc. (a)	567,219
97,614	Hello Group, Inc. ADR	658,895
8,230	Marvell Technology, Inc.	551,245
1,350	Meta Platforms, Inc.	641,020
31,453	NetScout Systems, Inc. (a)	640,069
5,965	Oracle Corp.	831,819
10,567	Pegasystems, Inc.	736,731
903	ServiceNow, Inc. (a)	735,394
2,509	Workday, Inc. (a)	569,844
10,082	Zoom Video Communications, Inc. (a)	608,953
3,308	Zscaler, Inc. (a)	593,290

		7,731,286

Publishing Industries - 24.1%
1,233	Adobe, Inc. (a)	680,184
22,623	Box, Inc. (a)	636,159
2,032	CrowdStrike Holdings, Inc. (a)	471,343
2,590	CyberArk Software Ltd. ADR (Israel) (a)	664,024
12,762	DocuSign, Inc. (a)	708,036
1,096	HubSpot, Inc. (a)	544,745
1,665	Microsoft Corp.	696,553
6,149	Okta, Inc. (a)	577,637
2,205	Salesforce, Inc.	570,654
16,167	Smartsheet, Inc. (a)	775,369

		6,324,704

Telecommunications - 9.7%
242,622	8x8, Inc. (a)	747,276
262,603	Altice USA, Inc. (a)	548,840
34,931	America Movil SAB de CV ADR (Mexico)	584,046
16,771	Verizon Communications, Inc.	679,561

		2,559,723

	TOTAL COMMON STOCKS (Cost $28,390,697)	$26,178,875

SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
71,438	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$71,438

	TOTAL SHORT TERM INVESTMENTS (Cost $71,438)	$71,438

	TOTAL INVESTMENTS (Cost $28,462,135) - 100.0%	$26,250,313
	Other Assets in Excess of Liabilities - 0.0% (†)	6,243

	TOTAL NET ASSETS - 100.0%	$26,256,556

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.

ADR - American Depository Receipt

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 108.1%
Money Market Funds - 108.1%
164,277,391	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$164,277,391
25,031,417	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	25,031,417

	TOTAL SHORT TERM INVESTMENTS (Cost $189,308,808) (b)	$189,308,808

	TOTAL INVESTMENTS (Cost $189,308,808) - 108.1%	$189,308,808
	Liabilities in Excess of Other Assets - (8.1)%	(14,183,002)

	TOTAL NET ASSETS - 100.0%	$175,125,806

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,296,147.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.4800% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/17/2024	11,364	$54,439,790	$(7,022,961)
5.9000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/23/2024	20,349	109,568,289	(2,110,382)

					$164,008,079	$(9,133,343)

Direxion Daily AAPL Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.1%
Money Market Funds - 105.1%
19,572,827	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$19,572,827
1,019,482	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	1,019,482
1,120,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	1,120,000
4,238,045	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	4,238,045

	TOTAL SHORT TERM INVESTMENTS (Cost $25,950,354) (b)	$25,950,354

	TOTAL INVESTMENTS (Cost $25,950,354) - 105.1%	$25,950,354
	Liabilities in Excess of Other Assets - (5.1)%	(1,253,677)

	TOTAL NET ASSETS - 100.0%	$24,696,677

Percentages are stated as a percent of net assets.

The	geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,851,470.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.8300% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	BNP Paribas	12/4/2024	27,449	$5,435,540	$(560,951)
5.3300% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2024	18,099	3,904,082	(92,413)
3.8300% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2024	23,943	4,685,885	(526,702)
3.3300% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Citibank N.A.	12/19/2024	28,435	6,202,154	(89,817)
5.8300% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Barclays	12/23/2024	13,281	2,894,214	(51,494)

					$23,121,875	$(1,321,377)

Direxion Daily AMZN Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.6%
Money Market Funds - 100.6%
2,001,196	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$2,001,196
209,874	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	209,874
600,585	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	600,585

	TOTAL SHORT TERM INVESTMENTS (Cost $2,811,655) (b)	$2,811,655

	TOTAL INVESTMENTS (Cost $2,811,655) - 100.6%	$2,811,655
	Liabilities in Excess of Other Assets - (0.6)%	(17,611)

	TOTAL NET ASSETS - 100.0%	$2,794,044

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $810,459.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3300% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2024	6,016	$1,134,940	$17,407
3.8300% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2024	187	33,808	(681)
3.3300% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/19/2024	8,740	1,590,959	(30,761)

					$2,759,707	$(14,035)

Direxion Daily GOOGL Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.7%
Money Market Funds - 100.7%
2,810,333	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$2,810,333
783,235	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	783,235
901,635	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	901,635

	TOTAL SHORT TERM INVESTMENTS (Cost $4,495,203) (b)	$4,495,203

	TOTAL INVESTMENTS (Cost $4,495,203) - 100.7%	$4,495,203
	Liabilities in Excess of Other Assets - (0.7)%	(32,659)

	TOTAL NET ASSETS - 100.0%	$4,462,544

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,684,870.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3300% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Goldman Sachs	12/10/2024	14,780	$2,645,157	$116,396
3.8300% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2024	4,549	696,896	(72,651)
3.3300% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/19/2024	6,686	1,059,574	(80,983)

					$4,401,627	$(37,238)

Direxion Daily META Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.2%
Money Market Funds - 63.2%
1,652,394	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$1,652,394
270,957	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	270,957
540,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	540,000
290,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	290,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,753,351) (b)	$2,753,351

	TOTAL INVESTMENTS (Cost $2,753,351) - 63.2%	$2,753,351
	Other Assets in Excess of Liabilities - 36.8%	1,600,390

	TOTAL NET ASSETS - 100.0%	$4,353,741

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,100,957.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.8300% representing 1 month SOFR rate + spread	Total return of Common shares of Meta Platforms Corporation	Bank of America Merrill Lynch	12/11/2024	1,873	$981,755	$94,641
6.0800% representing 1 month SOFR rate + spread	Total return of Common shares of Meta Platforms Corporation	Barclays	12/23/2024	2,921	1,506,319	126,567
5.3300% representing 1 month SOFR rate + spread	Total return of Common shares of Meta Platforms Corporation	Goldman Sachs	7/8/2025	4,375	2,159,719	87,892

					$4,647,793	$309,100

Direxion Daily MSFT Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.0%
Money Market Funds - 98.0%
3,794,089	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$3,794,089
613,110	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	613,110
1,396,866	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	1,396,866

	TOTAL SHORT TERM INVESTMENTS (Cost $5,804,065) (b)	$5,804,065

	TOTAL INVESTMENTS (Cost $5,804,065) - 98.0%	$5,804,065
	Other Assets in Excess of Liabilities - 2.0%	120,834

	TOTAL NET ASSETS - 100.0%	$5,924,899

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,009,976.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.3300% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2024	4,443	$1,900,056	$67,635
3.8300% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2024	3,717	1,578,127	40,618
3.3300% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/19/2024	6,003	2,638,301	133,902

					$6,116,484	$242,155

Direxion Daily NVDA Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 122.3%
Money Market Funds - 122.3%
17,404,417	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$17,404,417
4,679,699	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	4,679,699
880,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	880,000
5,147,936	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	5,147,936

	TOTAL SHORT TERM INVESTMENTS (Cost $28,112,052) (b)	$28,112,052

	TOTAL INVESTMENTS (Cost $28,112,052) - 122.3%	$28,112,052
	Liabilities in Excess of Other Assets - (22.3)%	(5,127,598)

	TOTAL NET ASSETS - 100.0%	$22,984,454

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,707,635.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3300% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2024	37,220	$4,631,887	$303,465
3.8300% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2024	19,900	1,838,388	(468,716)
3.3300% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/19/2024	116,996	15,159,524	1,520,599
5.8300% representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Barclays	12/23/2024	22,308	2,837,823	247,240

					$24,467,622	$1,602,588

Direxion Daily TSLA Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.3%
Money Market Funds - 109.3%
34,092,749	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$34,092,749
1,602,321	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	1,602,321
10,851,048	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	10,851,048

	TOTAL SHORT TERM INVESTMENTS (Cost $46,546,118) (b)	$46,546,118

	TOTAL INVESTMENTS (Cost $46,546,118) - 109.3%	$46,546,118
	Liabilities in Excess of Other Assets - (9.3)%	(3,943,855)

	TOTAL NET ASSETS - 100.0%	$42,602,263

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,651,516.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.8300% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	BNP Paribas	12/4/2024	64,667	$14,859,907	$190,311
5.3300% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2024	18,120	4,497,834	300,254
3.8300% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2024	54,073	13,362,459	1,006,001
3.3300% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/19/2024	46,715	11,817,041	1,213,201

					$44,537,241	$2,709,767

Direxion Daily Concentrated Qs Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.2%
Money Market Funds - 105.2%
3,822,257	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$3,822,257
1,165,515	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	1,165,515

	TOTAL SHORT TERM INVESTMENTS (Cost $4,987,772) (b)	$4,987,772

	TOTAL INVESTMENTS (Cost $4,987,772) - 105.2%	$4,987,772
	Liabilities in Excess of Other Assets - (5.2)%	(248,253)

	TOTAL NET ASSETS - 100.0%	$4,739,519

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,165,515.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.7800% representing 1 month SOFR rate + spread	Total return of Indxx Front of the Q Index	Goldman Sachs	4/8/2025	760	$4,480,634	$(216,930)

Direxion Daily Crypto Industry Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 120.5%
Money Market Funds - 120.5%
2,835,673	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$2,835,673
470,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	470,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,305,673) (b)	$3,305,673

	TOTAL INVESTMENTS (Cost $3,305,673) - 120.5%	$3,305,673
	Liabilities in Excess of Other Assets - (20.5)%	(562,988)

	TOTAL NET ASSETS - 100.0%	$2,742,685

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $470,000.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
6.0300% representing 1 month SOFR rate + spread	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Bank of America Merrill Lynch	12/11/2024	103	$382,064	$(3,297)
5.6800% representing 1 month SOFR rate + spread	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Barclays	12/23/2024	629	2,587,247	236,777

					$2,969,311	$233,480

Direxion Daily AAPL Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 16.0%
Computer and Electronic Product Manufacturing - 16.0%
101,954	Apple, Inc.	$22,641,944

	TOTAL COMMON STOCKS (Cost $18,692,891)	$22,641,944

SHORT TERM INVESTMENTS - 81.8%
51,890,304	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$51,890,304
24,111,628	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	24,111,628
4,540,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	4,540,000
35,519,343	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	35,519,343

	TOTAL SHORT TERM INVESTMENTS (Cost $116,061,275)	$116,061,275

	TOTAL INVESTMENTS (Cost $134,754,166) - 97.8% (b)	$138,703,219
	Other Assets in Excess of Liabilities - 2.2%	3,170,991

	TOTAL NET ASSETS - 100.0%	$141,874,210

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $113,537,913.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Apple, Inc.	7.3300% representing 1 month SOFR rate + spread	BNP Paribas	12/04/2024	244,342	$54,263,471	$(750,792)
Total return of common shares of Apple, Inc.	8.3300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	183,036	40,648,635	(807,904)
Total return of common shares of Apple, Inc.	8.5800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	305,515	63,796,473	3,304,244
Total return of common shares of Apple, Inc.	6.2800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	75,161	16,645,012	35,304
Total return of common shares of Apple, Inc.	6.3300% representing 1 month SOFR rate + spread	Goldman Sachs	1/7/2025	367,661	76,803,650	4,221,721

					$252,157,241	$6,002,573

Direxion Daily AMZN Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 17.2%
General Merchandise Retailers - 17.2%
168,608	Amazon.com, Inc. (a)	$31,526,324

	TOTAL COMMON STOCKS (Cost $29,890,356)	$31,526,324

SHORT TERM INVESTMENTS - 81.9%
25,779,502	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$25,779,502
49,847,108	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	49,847,108
74,158,287	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	74,158,287

	TOTAL SHORT TERM INVESTMENTS (Cost $149,784,897)	$149,784,897

	TOTAL INVESTMENTS (Cost $179,675,253) - 99.1% (c)	$181,311,221
	Other Assets in Excess of Liabilities - 0.9%	1,538,917

	TOTAL NET ASSETS - 100.0%	$182,850,138

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $155,531,718.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Amazon.com, Inc.	8.3300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	576,509	$106,094,047	$(492,491)
Total return of common shares of Amazon.com, Inc.	9.0800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	474,235	88,635,170	(1,651,520)
Total return of common shares of Amazon.com, Inc.	6.5800% representing 1 month SOFR rate + spread	Goldman Sachs	5/2/2025	736,501	135,488,447	523,698

					$330,217,664	$(1,620,313)

Direxion Daily GOOGL Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 17.5%
Web Search Portals, Libraries, Archives, and Other Information Services - 17.5%
110,381	Alphabet, Inc. (a)	$18,934,757

	TOTAL COMMON STOCKS (Cost $16,482,201)	$18,934,757

SHORT TERM INVESTMENTS - 88.1%
23,658,279	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$23,658,279
30,848,171	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	30,848,171
9,960,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	9,960,000
30,806,520	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	30,806,520

	TOTAL SHORT TERM INVESTMENTS (Cost $95,272,970)	$95,272,970

	TOTAL INVESTMENTS (Cost $111,755,171) - 105.6% (c)	$114,207,727
	Liabilities in Excess of Other Assets - (5.6)%	(6,015,947)

	TOTAL NET ASSETS - 100.0%	$108,191,780

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $90,549,447.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Alphabet, Inc.	6.5800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	407,122	$75,651,410	$(6,187,651)
Total return of common shares of Alphabet, Inc.	8.3300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	334,342	57,353,027	(1,065,898)
Total return of common shares of Alphabet, Inc.	8.5800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	228,572	33,548,627	4,449,021
Total return of common shares of Alphabet, Inc.	6.2800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	180,994	31,852,001	(837,530)

					$198,405,065	$(3,642,058)

Direxion Daily META Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 13.4%
Professional, Scientific, and Technical Services - 13.4%
6,724	Meta Platforms, Inc. - Class A	$3,192,757

	TOTAL COMMON STOCKS (Cost $3,365,433)	$3,192,757

SHORT TERM INVESTMENTS - 77.7%
4,959,232	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$4,959,232
4,332,375	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	4,332,375
7,082,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	7,082,449
2,145,458	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	2,145,458

	TOTAL SHORT TERM INVESTMENTS (Cost $18,519,514)	$18,519,514

	TOTAL INVESTMENTS (Cost $21,884,947) - 91.1% (b)	$21,712,271
	Other Assets in Excess of Liabilities - 8.9%	2,118,200

	TOTAL NET ASSETS - 100.0%	$23,830,471

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,753,038.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Meta Platforms Corporation	8.3300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	13,348	$6,656,315	$(374,343)
Total return of common shares of Meta Platforms Corporation	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	40,736	20,277,600	(1,014,218)
Total return of common shares of Meta Platforms Corporation	7.8300% representing 1 month SOFR rate + spread	Goldman Sachs	7/8/2025	39,574	18,988,511	(254,980)

					$45,922,426	$(1,643,541)

Direxion Daily MSFT Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 17.8%
Publishing Industries - 17.8%
46,600	Microsoft Corp.	$19,495,110

	TOTAL COMMON STOCKS (Cost $18,174,508)	$19,495,110

SHORT TERM INVESTMENTS - 80.0%
25,903,790	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$25,903,790
11,060,858	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	11,060,858
18,180,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	18,180,000
32,446,368	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	32,446,368

	TOTAL SHORT TERM INVESTMENTS (Cost $87,591,016)	$87,591,016

	TOTAL INVESTMENTS (Cost $105,765,524) - 97.8% (b)	$107,086,126
	Other Assets in Excess of Liabilities - 2.2%	2,373,633

	TOTAL NET ASSETS - 100.0%	$109,459,759

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $79,879,594.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Microsoft Corp.	8.3300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	108,321	$42,840,483	$938,267
Total return of common shares of Microsoft Corp.	8.5800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	124,830	51,647,852	(358,762)
Total return of common shares of Microsoft Corp.	6.2800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	128,210	55,078,969	(2,417,813)
Total return of common shares of Microsoft Corp.	6.5800% representing 1 month SOFR rate + spread	Goldman Sachs	1/7/2025	115,339	45,490,000	1,725,998

					$195,057,304	$(112,310)

Direxion Daily NVDA Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 15.1%
Computer and Electronic Product Manufacturing - 15.1%
582,335	NVIDIA Corp.	$68,144,841

	TOTAL COMMON STOCKS (Cost $66,147,599)	$68,144,841

SHORT TERM INVESTMENTS - 86.5%
73,008,910	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$73,008,910
215,495,680	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	215,495,680
39,300,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	39,300,000
63,303,629	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	63,303,629

	TOTAL SHORT TERM INVESTMENTS (Cost $391,108,219)	$391,108,219

	TOTAL INVESTMENTS (Cost $457,255,818) - 101.6% (b)	$459,253,060
	Liabilities in Excess of Other Assets - (1.6)%	(7,233,896)

	TOTAL NET ASSETS - 100.0%	$452,019,164

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $419,081,437.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of NVIDIA Corp.	7.8300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,640,876	$453,081,954	$(29,382,110)
Total return of common shares of NVIDIA Corp.	8.3300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,082,200	94,280,516	29,732,696
Total return of common shares of NVIDIA Corp.	9.0800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	482,625	61,339,131	(5,360,605)
Total return of common shares of NVIDIA Corp.	6.2800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,512,820	177,034,585	(2,082,028)
Total return of common shares of NVIDIA Corp.	7.3300% representing 1 month SOFR rate + spread	BNP Paribas	6/23/2025	425,000	54,619,422	(5,163,972)

					$840,355,608	$(12,256,019)

Direxion Daily TSLA Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 10.3%
Transportation Equipment Manufacturing - 10.3%
794,952	Tesla, Inc. (a)	$184,484,511

	TOTAL COMMON STOCKS (Cost $152,130,240)	$184,484,511

SHORT TERM INVESTMENTS - 83.7%
314,356,457	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$314,356,457
565,432,561	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	565,432,561
163,317,705	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	163,317,705
453,261,990	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	453,261,990

	TOTAL SHORT TERM INVESTMENTS (Cost $1,496,368,713)	$1,496,368,713

	TOTAL INVESTMENTS (Cost $1,648,498,953) - 94.0% (c)	$1,680,853,224
	Other Assets in Excess of Liabilities - 6.0%	106,141,470

	TOTAL NET ASSETS - 100.0%	$1,786,994,694

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,545,443,791.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Tesla, Inc.	7.3300% representing 1 month SOFR rate + spread	BNP Paribas	12/04/2024	1,607,564	$339,581,499	$23,125,022
Total return of common shares of Tesla, Inc.	8.8300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	6,394,081	1,493,347,140	(16,439,631)
Total return of common shares of Tesla, Inc.	8.3300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,911,360	499,518,436	(58,426,345)
Total return of common shares of Tesla, Inc.	9.0800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,247,549	425,001,409	89,683,896
Total return of common shares of Tesla, Inc.	7.8300% representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,445,334	498,996,802	56,955,350

					$3,256,445,286	$94,898,292

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 41.7%
992,393	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$23,757,889

	TOTAL INVESTMENT COMPANIES (Cost $25,255,833)	$23,757,889

SHORT TERM INVESTMENTS - 56.8%
Money Market Funds - 56.8%
13,744,588	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$13,744,588
1,640,675	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	1,640,675
16,984,840	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	16,984,840

	TOTAL SHORT TERM INVESTMENTS (Cost $32,370,103)	$32,370,103

	TOTAL INVESTMENTS (Cost $57,625,936) - 98.5% (c)	$56,127,992
	Other Assets in Excess of Liabilities - 1.5%	876,501

	TOTAL NET ASSETS - 100.0%	$57,004,493

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,383,403.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	5.3300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,450,000	$34,490,296	$(103,129)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	4.8300% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,800,000	41,588,665	326,575
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	4.3300% representing 1 month SOFR rate + spread	Goldman Sachs	7/25/2025	519,930	12,361,804	56,927

					$88,440,765	$280,373

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 51.9%
5,507,565	KraneShares CSI China Internet ETF (a)	$145,950,473

	TOTAL INVESTMENT COMPANIES (Cost $151,584,706)	$145,950,473

SHORT TERM INVESTMENTS - 47.6%
Money Market Funds - 47.6%
85,776,085	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$85,776,085
16,794,431	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	16,794,431
31,240,733	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	31,240,733

	TOTAL SHORT TERM INVESTMENTS (Cost $133,811,249)	$133,811,249

	TOTAL INVESTMENTS (Cost $285,395,955) - 99.5% (c)	$279,761,722
	Other Assets in Excess of Liabilities - 0.5%	1,326,180

	TOTAL NET ASSETS - 100.0%	$281,087,902

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $223,018,970.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	5.7200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	3,949,976	$103,564,572	$(1,156,429)
Total return of KraneShares CSI China Internet ETF	5.9300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,366,923	84,965,094	1,954,061
Total return of KraneShares CSI China Internet ETF	6.0300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	3,925,579	100,895,646	741,172
Total return of KraneShares CSI China Internet ETF	6.0700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,467,499	37,646,526	557,608
Total return of KraneShares CSI China Internet ETF	5.9300% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,996,710	77,428,377	(555,250)

					$404,500,215	$1,541,162

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 96.8%
Accommodation - 0.5%
1,149	Airbnb, Inc. Class A (a)	$160,354
651	Hilton Worldwide Holdings, Inc.	139,750
1,835	Host Hotels & Resorts, Inc.	32,131
950	Las Vegas Sands Corp.	37,687
624	Marriott International, Inc. Class A	141,835
653	MGM Resorts International (a)	28,059
245	Wynn Resorts Ltd.	20,291

		560,107

Administrative and Support Services - 2.6%
227	Allegion PLC ADR (Ireland)	31,056
3,761	Amcor PLC ADR (United Kingdom)	39,603
258	Ameriprise Financial, Inc.	110,958
1,065	Automatic Data Processing, Inc.	279,690
88	Booking Holdings, Inc.	326,921
308	Broadridge Financial Solutions, Inc.	65,912
183	Corpay, Inc. (a)	53,403
322	Equifax, Inc.	89,957
99	FactSet Research System, Inc.	40,896
202	Gartner, Inc. (a)	101,240
762	Iron Mountain, Inc.	78,151
371	Live Nation Entertainment, Inc. (a)	35,687
691	Match Group, Inc. (a)	26,355
409	Moody’s Corp.	186,700
731	Rollins, Inc.	35,022
616	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	96,540
5,437	Uber Technologies, Inc. (a)	350,524
4,096	Visa, Inc. Class A	1,088,184
949	Waste Management, Inc.	192,324

		3,229,123

Air Transportation - 0.1%
1,708	American Airlines Group, Inc. (a)	18,173
1,679	Delta Air Lines, Inc.	72,231
1,558	Southwest Airlines Co.	41,972
856	United Continental Holdings, Inc. (a)	38,880

		171,256

Ambulatory Health Care Services - 0.2%
135	DaVita, Inc. (a)	18,443
220	Labcorp Holdings, Inc.	47,397
153	Molina Healthcare, Inc. (a)	52,214
289	Quest Diagnostics, Inc.	41,125
3,099	Viatris, Inc.	37,374

		196,553

Amusement, Gambling, and Recreation Industries - 0.4%
664	Global Payments, Inc.	67,489
4,744	The Walt Disney Co.	444,465

		511,954

Apparel Manufacturing - 0.2%
224	Cintas Corp.	171,123
67	Deckers Outdoor Corp. (a)	61,816
102	Ralph Lauren Corp.	17,910

		250,849

Beverage and Tobacco Product Manufacturing - 1.3%
4,470	Altria Group, Inc.	219,075
419	Constellation Brands, Inc. Class A	102,722
2,716	Keurig Dr Pepper, Inc.	93,104
474	Molson Coors Brewing Co. Class B	25,051
1,846	Monster Beverage Corp. (a)	94,977
3,578	PepsiCo, Inc.	617,813
4,045	Philip Morris International, Inc.	465,822

		1,618,564

Broadcasting and Content Providers - 0.5%
255	Charter Communications, Inc. (a)	96,829
10,186	Comcast Corp. Class A	420,376
601	FOX Corp. Class A	22,862
343	FOX Corp. Class B	12,152
1,286	Paramount Global Class B	14,686
5,803	Warner Bros Discovery, Inc. (a)	50,196

		617,101

Building Material and Garden Equipment and Supplies Dealers - 1.1%
1,489	Lowe’s Companies, Inc.	365,564
137	Snap-on, Inc.	39,323
2,580	The Home Depot, Inc.	949,853
280	Tractor Supply Co.	73,730

		1,428,470

Chemical Manufacturing - 7.0%
4,595	AbbVie, Inc.	851,545
579	Air Products & Chemicals, Inc.	152,769
306	Albemarle Corp.	28,663
1,396	Amgen, Inc.	464,128
379	Biogen, Inc. (a)	80,803
410	Bio-Techne Corp.	33,452
5,275	Bristol-Myers Squibb Co.	250,879
470	Catalent, Inc. (a)	27,890
261	Celanese Corp.	36,840
476	CF Industries Holdings, Inc.	36,362
636	Church & Dwight Co., Inc.	62,334
323	Clorox Co.	42,613
2,136	Colgate-Palmolive Co.	211,870
1,089	DuPont de Nemours, Inc.	91,149
306	Eastman Chemical Co.	31,619
662	Ecolab, Inc.	152,717
2,077	Eli Lilly & Co.	1,670,469
325	FMC Corp.	18,967
3,242	Gilead Sciences, Inc.	246,587
485	Incyte Corp. (a)	31,559
1,493	IntercontinentalExchange, Inc.	226,279
665	International Flavors & Fragrances, Inc.	66,154
4,983	Kenvue, Inc.	92,136
876	Kimberly-Clark Corp.	118,304
1,251	Linde PLC ADR (Ireland)	567,329
669	LyondellBasell Industries N.V. Class A ADR (Netherlands)	66,539
6,592	Merck & Co., Inc.	745,753
837	Mosaic Co.	24,917
14,746	Pfizer, Inc.	450,343
613	PPG Industries, Inc.	77,839
6,142	Procter & Gamble Co.	987,388
276	Regeneron Pharmaceuticals, Inc. (a)	297,856
671	Vertex Pharmaceuticals, Inc. (a)	332,628
1,187	Zoetis, Inc.	213,707

		8,790,387

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.4%

582	Bath & Body Works, Inc.	21,388
298	Lululemon Athletica, Inc. (a)	77,081
873	Ross Stores, Inc.	125,040
2,947	TJX Companies, Inc.	333,070

		556,579

Computer and Electronic Product Manufacturing - 24.8%
4,206	Advanced Micro Devices, Inc. (a)	607,683
762	Agilent Technologies, Inc.	107,747
15,286	Alphabet, Inc.	2,622,160
12,717	Alphabet, Inc. Class C	2,201,949
602	AMETEK, Inc.	104,435
3,126	Amphenol Corp. Class A	200,877
1,290	Analog Devices, Inc.	298,480
37,511	Apple, Inc.	8,330,443
661	Arista Networks, Inc. (a)	229,070
53	Bio-Rad Laboratories, Inc. (a)	17,933
11,330	Broadcom, Inc.	1,820,504
10,538	Cisco Systems, Inc.	510,566
1,715	Danaher Corp.	475,192
354	Enphase Energy, Inc. (a)	40,749
278	First Solar, Inc. (a)	60,045
1,650	Fortinet, Inc. (a)	95,766
916	Fortive Corp.	65,815
1,104	GE HealthCare Technologies, Inc.	93,432
607	Hologic, Inc. (a)	49,537
2,246	HP, Inc.	81,058
11,078	Intel Corp.	340,538
2,390	International Business Machines Corp.	459,215
314	Jabil Circuit, Inc.	35,378
455	Keysight Technologies, Inc. (a)	63,504
494	L3Harris Technologies, Inc.	112,084
1,406	Microchip Technology, Inc.	124,825
2,882	Micron Technology, Inc.	316,501
126	Monolithic Power Systems, Inc.	108,749
434	Motorola Solutions, Inc.	173,131
537	NetApp, Inc.	68,188
362	Northrop Grumman Corp.	175,324
64,014	NVIDIA Corp.	7,490,918
666	NXP Semiconductors NV ADR (Netherlands)	175,265
1,119	ON Semiconductor Corp. (a)	87,562
1,052	Otis Worldwide Corp.	99,414
841	Palto Alto Networks, Inc. (a)	273,098
321	PerkinElmer, Inc.	40,321
252	Qorvo, Inc. (a)	30,190
2,910	Qualcomm, Inc.	526,564
278	Roper Technologies, Inc.	151,440
3,460	RTX Corp.	406,515
509	Seagate Technology Holdings PLC ADR (Ireland)	52,005
417	Skyworks Solutions, Inc.	47,380
131	Super Micro Computer, Inc. (a)	91,916
123	Teledyne Technologies, Inc. (a)	51,889
407	Teradyne, Inc.	53,382
2,369	Texas Instruments, Inc.	482,826
993	Thermo Fisher Scientific, Inc.	609,047
635	Trimble, Inc. (a)	34,633
571	Veralto Corp.	60,846
154	Waters Corp. (a)	51,787
850	Western Digital Corp. (a)	56,992
134	Zebra Technologies Corp. Class A (a)	47,059

		30,911,927

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
1,523	Fiserv, Inc. (a)	249,117

Construction of Buildings - 0.3%
771	D.R. Horton, Inc.	138,726
637	Lennar Corp. Class A	112,704
8	NVR, Inc. (a)	68,860
547	PulteGroup, Inc.	72,204

		392,494

Couriers and Messengers - 0.3%
589	FedEx Corp.	178,025
1,898	United Parcel Service, Inc. Class B	247,443

		425,468

Credit Intermediation and Related Activities - 4.9%
1,479	American Express Co.	374,246
17,706	Bank of America Corp.	713,729
1,947	Bank of New York Mellon Corp.	126,691
994	Capital One Financial Corp.	150,492
4,964	Citigroup, Inc.	322,064
1,184	Citizens Financial Group, Inc.	50,521
652	Discover Financial Services	93,882
1,447	Fidelity National Information Services, Inc.	111,173
1,780	Fifth Third Bancorp	75,365
3,771	Huntington Bancshares, Inc.	56,376
7,473	JPMorgan Chase & Co.	1,590,254
2,454	KeyCorp	39,583
434	M&T Bank Corp.	74,722
2,137	MasterCard, Inc. Class A	990,948
532	Northern Trust Corp.	47,162
1,035	PNC Financial Services Group, Inc.	187,439
2,383	Regions Financial Corp.	53,308
784	State Street Corp.	66,616
1,045	Synchrony Financial	53,076
3,482	Truist Financial Corp.	155,611
4,061	U.S. Bancorp	182,258
9,072	Wells Fargo & Co.	538,332

		6,053,848

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
314	A.O. Smith Corp.	26,703
185	Axon Enterprise, Inc. (a)	55,502
1,489	Emerson Electric Co.	174,377
158	Generac Holdings, Inc. (a)	24,597
296	Rockwell Automation, Inc.	82,480
796	TE Connectivity Ltd. ADR (Switzerland)	122,847

		486,506

Fabricated Metal Product Manufacturing - 0.2%
808	Ball Corp.	51,575
624	Nucor Corp.	101,674
432	Pentair PLC ADR (Ireland)	37,960
400	Stanley Black & Decker, Inc.	42,248

		233,457

Food and Beverage Retailers - 0.1%
1,742	Kroger Co.	94,939

Food Manufacturing - 1.2%
1,287	Archer-Daniels-Midland Co.	79,807
512	Campbell Soup Co.	23,992
10,090	Coca-Cola Co.	673,407
1,469	General Mills, Inc.	98,629
755	Hormel Foods Corp.	24,243

685	Kellanova	39,833
376	Lamb Weston Holdings, Inc.	22,567
655	McCormick & Co, Inc.	50,442
3,491	Mondelez International, Inc.	238,610
384	The Hershey Co.	75,832
276	The J.M. Smucker Co.	32,554
2,054	The Kraft Heinz Co.	72,321
744	Tyson Foods, Inc. Class A	45,310

		1,477,547

Food Services and Drinking Places - 0.9%
3,550	Chipotle Mexican Grill, Inc. (a)	192,836
310	Darden Restaurants, Inc.	45,350
1,875	McDonald’s Corp.	497,625
2,948	Starbucks Corp.	229,797
733	Yum! Brands, Inc.	97,364

		1,062,972

Funds, Trusts, and Other Financial Vehicles - 0.1%
400	Garmin Ltd. ADR (Switzerland)	68,500
581	T. Rowe Price Group, Inc.	66,356

		134,856

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
501	Best Buy Co., Inc.	43,347

Gasoline Stations and Fuel Dealers - 0.6%
4,460	Chevron Corp.	715,696

General Merchandise Retailers - 5.3%
23,831	Amazon.com, Inc. (a)	4,455,920
1,154	Costco Wholesale Corp.	948,588
571	Dollar General Corp.	68,743
539	Dollar Tree, Inc. (a)	56,239
1,317	eBay, Inc.	73,238
305	Etsy, Inc. (a)	19,868
1,204	Target Corp.	181,094
11,117	Walmart, Inc.	763,071

		6,566,761

Health and Personal Care Retailers - 0.2%
3,267	CVS Health Corp.	197,098
124	Ulta Beauty, Inc. (a)	45,246
1,864	Walgreens Boots Alliance, Inc.	22,126

		264,470

Hospitals - 0.2%
504	HCA Healthcare, Inc.	182,977
155	Universal Health Services, Inc. Class B	33,133

		216,110

Insurance Carriers and Related Activities - 5.3%
1,346	Aflac, Inc.	128,382
687	Allstate Corp.	117,559
1,727	American International Group, Inc.	136,830
973	Arch Capital Group Ltd. ADR (a)	93,194
568	Arthur J. Gallagher & Co.	161,022
135	Assurant, Inc.	23,608
4,711	Berkshire Hathaway, Inc. Class B (a)	2,065,774
616	Brown & Brown, Inc.	61,249
1,389	Centene Corp. (a)	106,842
1,057	Chubb Limited ADR (Switzerland)	291,373
739	Cigna Corp.	257,667
408	Cincinnati Financial Corp.	53,293
605	Elevance Health, Inc.	321,878
113	Everest Re Group Ltd. ADR	44,394
219	Globe Life, Inc.	20,310
770	Hartford Financial Services Group, Inc.	85,408
313	Humana, Inc.	113,184
473	Loews Corp.	37,816
1,282	Marsh & McLennan Companies, Inc.	285,335
1,555	MetLife, Inc.	119,502
561	Principal Financial Group, Inc.	45,727
1,524	Progressive Corp.	326,319
935	Prudential Financial, Inc.	117,174
596	Travelers Companies, Inc.	128,998
2,395	UnitedHealth Group, Inc.	1,379,903
788	W.R. Berkley Corp.	43,442
267	Willis Towers Watson PLC ADR (Ireland)	75,369

		6,641,552

Leather and Allied Product Manufacturing - 0.2%
3,153	NIKE, Inc. Class B	236,033
598	Tapestry, Inc.	23,974

		260,007

Machinery Manufacturing - 2.4%
2,162	Applied Materials, Inc.	458,776
2,598	Baker Hughes Co.	100,595
2,180	Carrier Global Corp.	148,480
1,272	Caterpillar, Inc.	440,366
356	Cummins, Inc.	103,881
673	Deere & Co.	250,342
2,848	General Electric Co.	484,730
196	IDEX Corp.	40,862
1,050	Ingersoll Rand, Inc.	105,420
340	Lam Research Corp.	313,222
55	Mettler-Toledo International, Inc. (a)	83,657
141	Nordson Corp.	35,296
335	Parker Hannifin Corp.	187,989
589	Trane Technologies PLC ADR (Ireland)	196,891
631	Xylem, Inc.	84,238

		3,034,745

Management of Companies and Enterprises - 0.6%
4,527	Abbott Laboratories	479,590
566	Aon PLC ADR (United Kingdom)	185,936
369	Bunge Global SA ADR (Switzerland)	38,830
1,116	Norwegian Cruise Line Holdings Ltd. (a)	20,568
1,352	Smurfit WestRock PLC ADR (Ireland) (a)	60,624

		785,548

Merchant Wholesalers, Durable Goods - 0.8%
318	Builders FirstSource, Inc. (a)	53,224
2,277	Copart, Inc. (a)	119,155
1,490	Fastenal Co.	105,417
362	Genuine Parts Co.	53,254
333	Henry Schein, Inc. (a)	23,956
140	Hubbell, Inc.	55,391
103	Huntington Ingalls Industries, Inc.	28,838
1,753	Johnson Controls International PLC ADR (Ireland)	125,410
350	KLA-Tencor Corp.	288,074
695	LKQ Corp.	28,843
138	Mohawk Industries, Inc. (a)	22,228
100	Pool Corp.	37,404
114	W.W. Grainger, Inc.	111,356

		1,052,550

Merchant Wholesalers, Nondurable Goods - 0.8%
466	Brown Forman Corp. Class B	21,045
634	Cardinal Health, Inc.	63,926

431	Cencora, Inc.	102,526
1,245	ConAgra Brands, Inc.	37,748
90	Domino’s Pizza, Inc.	38,583
706	Illinois Tool Works, Inc.	174,580
339	McKesson Corp.	209,170
1,296	Sysco Corp.	99,338
607	The Sherwin Williams Co.	212,936

		959,852

Mining (except Oil and Gas) - 0.4%
3,738	Freeport-McMoRan Copper & Gold, Inc.	169,743
160	Martin Marietta Materials, Inc.	94,936
3,001	Newmont Corp.	147,259
344	Vulcan Materials Co.	94,431

		506,369

Miscellaneous Manufacturing - 2.7%
1,440	3M Co.	183,672
183	Align Technology, Inc. (a)	42,434
1,326	Baxter International, Inc.	47,497
752	Becton, Dickinson & Co.	181,277
3,826	Boston Scientific Corp. (a)	282,665
1,035	DexCom, Inc. (a)	70,194
358	Dover Corp.	65,965
1,569	Edwards Lifesciences Corp. (a)	98,925
606	Estee Lauder Companies, Inc. Class A	60,364
341	Hasbro, Inc.	21,981
183	Insulet Corp. (a)	35,566
923	Intuitive Surgical, Inc. (a)	410,375
6,263	Johnson & Johnson	988,615
3,456	Medtronic PLC ADR (Ireland)	277,586
382	ResMed, Inc.	81,462
360	Solventum Corp. (a)	21,197
257	Steris PLC ADR (Ireland)	61,361
882	Stryker Corp.	288,811
122	Teleflex, Inc.	26,952
496	Textron, Inc.	46,078
517	The Cooper Companys, Inc. (a)	48,252
535	Zimmer Biomet Holdings, Inc.	59,572

		3,400,801

Motion Picture and Sound Recording Industries - 0.6%
1,121	Netflix, Inc. (a)	704,380

Motor Vehicle and Parts Dealers - 0.3%
45	AutoZone, Inc. (a)	141,016
410	CarMax, Inc. (a)	34,620
153	O’Reilly Automotive, Inc. (a)	172,330

		347,966

National Security and International Affairs - 0.0% (†)
352	Leidos Holdings, Inc.	50,829

Nonmetallic Mineral Product Manufacturing - 0.1%
2,006	Corning, Inc.	80,260

Oil and Gas Extraction - 1.7%
937	APA Corp.	29,225
1,937	Coterra Energy, Inc.	49,975
1,645	Devon Energy Corp.	77,364
464	Diamondback Energy, Inc.	93,872
2,181	Dominion Energy, Inc.	116,596
1,495	EOG Resources, Inc.	189,566
1,544	EQT Corp.	53,284
11,674	Exxon Mobil Corp.	1,384,420
1,468	Marathon Oil Corp.	41,177
1,731	Occidental Petroleum Corp.	105,279

		2,140,758

Paper Manufacturing - 0.0% (†)
232	Packaging Corp of America	46,370

Performing Arts, Spectator Sports, and Related Industries - 0.1%
563	Caesars Entertainment, Inc. (a)	22,492
633	Electronic Arts, Inc.	95,545

		118,037

Petroleum and Coal Products Manufacturing - 0.6%
3,044	ConocoPhillips	338,493
916	Marathon Petroleum Corp.	162,150
1,103	Phillips 66	160,464
851	Valero Energy Corp.	137,624

		798,731

Pipeline Transportation - 0.2%
577	Targa Resources Corp.	78,056
3,172	Williams Companies, Inc.	136,206

		214,262

Plastics and Rubber Products Manufacturing - 0.1%
209	Avery Dennison Corp.	45,318
190	West Pharmaceutical Services, Inc.	58,172

		103,490

Primary Metal Manufacturing - 0.1%
1,009	Howmet Aerospace, Inc.	96,561
384	Steel Dynamics, Inc.	51,157

		147,718

Professional, Scientific, and Technical Services - 4.8%
1,636	Accenture PLC Class A ADR (Ireland)	540,894
349	CDW Corp.	76,120
134	Charles River Laboratories International, Inc. (a)	32,709
1,293	Cognizant Technology Solutions Corp. Class A	97,854
1,041	Eaton Corporation PLC ADR (Ireland)	317,286
151	EPAM Systems, Inc. (a)	32,485
551	Extra Space Storage, Inc.	87,951
153	F5 Networks, Inc. (a)	31,157
366	GoDaddy, Inc. (a)	53,235
215	IDEXX Laboratories, Inc. (a)	102,366
904	International Paper Co.	42,018
982	Interpublic Group of Companies, Inc.	31,591
474	IQVIA Holdings, Inc. (a)	116,713
190	Jack Henry & Associates, Inc.	32,581
326	Jacobs Solutions, Inc.	47,710
845	Juniper Networks, Inc.	31,848
5,703	Meta Platforms, Inc.	2,707,956
868	Moderna, Inc. (a)	103,483
510	Omnicom Group, Inc.	50,000
4,148	Oracle Corp.	578,439
834	Paychex, Inc.	106,769
125	Paycom Software, Inc.	20,849
311	PTC, Inc. (a)	55,311
533	ServiceNow, Inc. (a)	434,070
413	Take-Two Interactive Software, Inc. (a)	62,169
225	VeriSign, Inc. (a)	42,077
372	Verisk Analytics, Inc. Class A	97,371

		5,933,012

Publishing Industries - 8.8%
1,166	Adobe, Inc. (a)	643,224
396	Akamai Technologies, Inc. (a)	38,919
227	Ansys, Inc. (a)	71,194

556	Autodesk, Inc. (a)	137,621
708	Cadence Design Systems, Inc. (a)	189,503
600	CrowdStrike Holdings, Inc. (a)	139,176
411	Dayforce, Inc. (a)	24,364
65	Fair Isaac Corp. (a)	104,000
3,383	Hewlett Packard Enterprise Co.	67,356
729	Intuit, Inc.	471,918
19,341	Microsoft Corp.	8,091,307
987	News Corp. Class A	27,221
297	News Corp. Class B	8,462
1,434	NortonLifeLock, Inc.	37,270
2,527	Salesforce, Inc.	653,988
397	Synopsys, Inc. (a)	221,653
110	Tyler Technologies, Inc. (a)	62,492

		10,989,668

Rail Transportation - 0.5%
5,088	CSX Corp.	178,589
1,588	Union Pacific Corp.	391,807

		570,396

Real Estate - 1.8%
410	Alexandria Real Estate Equities, Inc.	48,089
1,215	American Tower Corp.	267,786
370	AvalonBay Communities, Inc.	75,820
376	BXP, Inc.	26,813
277	Camden Property Trust	30,678
785	CBRE Group, Inc. Class A (a)	88,477
1,131	Crown Castle, Inc.	124,500
844	Digital Realty Trust, Inc.	126,170
897	Equity Residential	62,458
167	Essex Property Trust, Inc.	46,486
194	Federal Realty Investment Trust	21,660
1,832	Healthpeak Properties, Inc.	39,974
1,498	Invitation Homes, Inc.	52,834
1,736	Kimco Realty Corp.	37,723
304	Mid-America Apartment Communities, Inc.	42,490
2,410	Prologis, Inc.	303,781
412	Public Storage	121,919
2,266	Realty Income Corp.	130,136
428	Regency Centers Corp.	28,822
849	Simon Property Group, Inc.	130,271
788	UDR, Inc.	31,575
1,053	Ventas, Inc.	57,325
2,714	VICI Properties, Inc.	84,840
1,556	Welltower, Inc.	173,105
1,897	Weyerhaeuser Co.	60,249

		2,213,981

Rental and Leasing Services - 0.1%
173	United Rentals, Inc.	130,978

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.3%
363	BlackRock, Inc.	318,170
274	Cboe Global Markets, Inc.	50,282
3,885	Charles Schwab Corp.	253,263
937	CME Group, Inc.	181,506
1,830	Dow, Inc.	99,680
781	Franklin Resources, Inc.	17,862
839	Goldman Sachs Group, Inc.	427,076
1,170	Invesco Ltd. ADR (a)	20,194
1,732	KKR & Co., Inc.	213,815
99	MarketAxess Holdings, Inc.	22,129
3,257	Morgan Stanley	336,155
206	MSCI, Inc. Class A	111,397
1,075	NASDAQ OMX Group, Inc.	72,756
485	Raymond James Financial, Inc.	56,260
833	S&P Global, Inc.	403,780
1,859	The Blackstone Group, Inc.	264,257

		2,848,582

Specialty Trade Contractors - 0.1%
381	Quanta Services, Inc.	101,110

Support Activities for Agriculture and Forestry - 0.1%
1,814	Corteva, Inc.	101,765

Support Activities for Mining - 0.3%
2,303	Halliburton Co.	79,868
719	Hess Corp.	110,309
3,720	Schlumberger Ltd. ADR (Curaco) (a)	179,639

		369,816

Support Activities for Transportation - 0.2%
305	C.H. Robinson Worldwide, Inc.	27,160
330	Expedia, Inc. (a)	42,131
367	Expeditors International of Washington, Inc.	45,809
212	J.B. Hunt Transport Services, Inc.	36,708
588	Norfolk Southern Corp.	146,741

		298,549

Telecommunications - 1.2%
18,660	AT&T, Inc.	359,205
247	Equinix, Inc.	195,189
2,722	PayPal Holdings, Inc. (a)	179,053
279	SBA Communications Corp.	61,252
1,342	T-Mobile US, Inc.	244,620
10,954	Verizon Communications, Inc.	443,856

		1,483,175

Transportation Equipment Manufacturing - 2.8%
708	Aptiv PLC ADR (United Kingdom) (a)	49,128
1,502	Boeing Co. (a)	286,281
593	BorgWarner, Inc.	20,939
10,205	Ford Motor Co.	110,418
592	General Dynamics Corp.	176,836
2,969	General Motors Co.	131,586
1,695	Honeywell International, Inc.	347,051
555	Lockheed Martin Corp.	300,766
1,364	Paccar, Inc.	134,572
7,220	Tesla, Inc. (a)	1,675,546
145	TransDigm Group, Inc.	187,662
459	Wabtec Corp.	73,968

		3,494,753

Truck Transportation - 0.1%
464	Old Dominion Freight Line, Inc.	97,524

Utilities - 2.5%
1,850	AES Corp.	32,912
667	Alliant Energy Corp.	37,125
693	Ameren Corp.	54,934
1,372	American Electric Power Co., Inc.	134,621
507	American Water Works Co., Inc.	72,177
393	Atmos Energy Corp.	50,257
1,665	CenterPoint Energy, Inc.	46,204
777	CMS Energy Corp.	50,350
899	Consolidated Edison, Inc.	87,670
820	Constellation Energy Corp.	155,636
538	DTE Energy Co.	64,845

2,008	Duke Energy Corp.	219,414
1,001	Edison International	80,090
555	Entergy Corp.	64,363
598	Evergy, Inc.	34,684
916	Eversource Energy	59,458
2,603	Exelon Corp.	96,832
1,348	FirstEnergy Corp.	56,495
714	GE Vernova, Inc. (a)	127,263
5,025	Kinder Morgan, Inc.	106,178
5,347	NextEra Energy, Inc.	408,457
1,167	NiSource, Inc.	36,469
543	NRG Energy, Inc.	40,817
1,519	ONEOK, Inc.	126,578
5,561	PG&E Corp.	101,488
295	Pinnacle West Capital Corp.	25,249
1,920	PPL Corp.	57,062
1,297	Public Service Enterprise Group, Inc.	103,462
1,647	Sempra Energy	131,859
2,845	Southern Co.	237,614
850	Vistra Corp.	67,337
822	WEC Energy Group, Inc.	70,741
1,446	Xcel Energy, Inc.	84,273

		3,122,914

Waste Management and Remediation Services - 0.1%
533	Republic Services, Inc.	103,573

Water Transportation - 0.0% (†)
2,628	Carnival Corp. ADR (Panama) (a)	43,783

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
1,063	CoStar Group, Inc. (a)	82,935

Wood Product Manufacturing - 0.0% (†)
573	Masco Corp.	44,608

	TOTAL COMMON STOCKS (Cost $105,831,185)	$120,685,805

SHORT TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
2,071,797	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$2,071,797
73,391	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	73,391
53	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	53

	TOTAL SHORT TERM INVESTMENTS (Cost $2,145,241)	$2,145,241

	TOTAL INVESTMENTS (Cost $107,976,426) - 98.5% (c)	$122,831,046
	Other Assets in Excess of Liabilities - 1.5%	1,868,764

	TOTAL NET ASSETS - 100.0%	$124,699,810

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $120,826,675.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.9300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	10,000	$45,493,400	$8,412,189
Total return of S&P 500® Index	5.8400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	9,472	44,585,556	6,478,215
Total return of S&P 500® Index	6.0200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,836	18,914,652	1,884,895

					$108,993,608	$16,775,299

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 47.5%
1,801,089	iShares MSCI Brazil ETF (a)	$50,016,242

	TOTAL INVESTMENT COMPANIES (Cost $53,414,142)	$50,016,242

SHORT TERM INVESTMENTS - 67.9%
Money Market Funds - 67.9%
30,105,823	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$30,105,823
290,287	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	290,287
41,119,565	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	41,119,565

	TOTAL SHORT TERM INVESTMENTS (Cost $71,515,675)	$71,515,675

	TOTAL INVESTMENTS (Cost $124,929,817) - 115.4% (c)	$121,531,917
	Liabilities in Excess of Other Assets - (15.4)%	(16,213,314)

	TOTAL NET ASSETS - 100.0%	$105,318,603

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $93,614,892.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Brazil ETF	5.9200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	75,323	$2,138,848	$(55,577)
Total return of iShares MSCI Brazil ETF	5.6300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	4,954,893	155,248,308	(14,682,558)
Total return of iShares MSCI Brazil ETF	5.6300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	727,370	21,990,030	(1,565,644)
Total return of iShares MSCI Brazil ETF	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	26,399	835,452	(108,468)

					$180,212,638	$(16,412,247)

Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 51.9%
24,585	iShares MSCI Emerging Markets ex China ETF (a)	$1,480,509

	TOTAL INVESTMENT COMPANIES (Cost $1,361,247)	$1,480,509

SHORT TERM INVESTMENTS - 51.0%
Money Market Funds - 51.0%
611,309	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$611,309
842,588	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	842,588

	TOTAL SHORT TERM INVESTMENTS (Cost $1,453,897)	$1,453,897

	TOTAL INVESTMENTS (Cost $2,815,144) - 102.9% (c)	$2,934,406
	Liabilities in Excess of Other Assets - (2.9)%	(81,986)

	TOTAL NET ASSETS - 100.0%	$2,852,420

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,323,097.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ex China ETF	5.9300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	70,149	$4,287,259	$(77,672)

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 50.5%
974,058	iShares MSCI India ETF (a)	$55,930,410

	TOTAL INVESTMENT COMPANIES (Cost $49,855,050)	$55,930,410

SHORT TERM INVESTMENTS - 47.9%
Money Market Funds - 47.9%
31,133,052	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$31,133,052
9,388,584	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	9,388,584
12,523,082	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	12,523,082

	TOTAL SHORT TERM INVESTMENTS (Cost $53,044,718)	$53,044,718

	TOTAL INVESTMENTS (Cost $102,899,768) - 98.4% (c)	$108,975,128
	Other Assets in Excess of Liabilities - 1.6%	1,741,686

	TOTAL NET ASSETS - 100.0%	$110,716,814

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $82,857,056.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI India ETF	6.0300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2024	245,420	$13,333,724	$654,949
Total return of iShares MSCI India ETF	6.1200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	916,852	45,031,468	6,084,112
Total return of iShares MSCI India ETF	6.0800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	891,583	43,702,912	6,017,288
Total return of iShares MSCI India ETF	6.2300% representing 1 month SOFR rate + spread	Barclays	12/23/2024	828,480	39,357,235	6,721,755

					$141,425,339	$19,478,104

Direxion Daily AI and Big Data Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 84.9%
Administrative and Support Services - 0.2%
45	CorVel Corp. (a)	$13,806

Computer and Electronic Product Manufacturing - 39.8%
1,670	Advanced Micro Devices, Inc. (a)	241,281
2,450	Alphabet, Inc.	420,273
108	Ambarella, Inc. ADR (a)	5,685
1,938	Apple, Inc.	430,391
791	Arista Networks, Inc. (a)	274,121
1,706	Broadcom, Inc. (a)	274,120
7,723	Intel Corp.	237,405
1,420	International Business Machines Corp.	272,839
364	Lattice Semiconductor Corp. (a)	19,292
1,420	Microchip Technology, Inc.	126,068
3,760	NVIDIA Corp.	439,995

		2,741,470

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
430	ExlService Holdings, Inc. (a)	15,162

General Merchandise Retailers - 6.4%
2,361	Amazon.com, Inc. (a)	441,460

Professional, Scientific, and Technical Services - 22.6%
817	Accenture PLC Class A ADR (Ireland)	270,116
960	Meta Platforms, Inc.	455,837
1,911	Oracle Corp. (a)	266,489
154	Pagaya Technologies Ltd. ADR (Israel) (a)	2,292
5,637	Palantir Technologies, Inc. (a)	151,579
362	ServiceNow, Inc. (a)	294,809
886	Snowflake, Inc. (a)	115,517

		1,556,639

Publishing Industries - 15.7%
150	Altair Engineering, Inc. (a)	13,254
321	C3.ai, Inc. (a)	8,587
66	Fair Isaac Corp. (a)	105,600
1,000	Microsoft Corp.	418,350
1,060	Salesforce, Inc.	274,328
784	SoundHound AI, Inc. (a)	3,990
405	Synopsys, Inc. (a)	226,120
1,297	UiPath, Inc. (a)	15,784
502	Zeta Global Holdings Corp. (a)	10,753

		1,076,766

	TOTAL COMMON STOCKS (Cost $5,628,120)	$5,845,303

SHORT TERM INVESTMENTS - 9.7%
Money Market Funds - 9.7%
346,327	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$346,327
320,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	320,000

	TOTAL SHORT TERM INVESTMENTS (Cost $666,327)	$666,327

	TOTAL INVESTMENTS (Cost $6,294,447) - 94.6% (c)	$6,511,630
	Other Assets in Excess of Liabilities - 5.4%	369,224

	TOTAL NET ASSETS - 100.0%	$6,880,854

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $320,000.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive US AI & Big Data Index	6.3300% representing 1 month SOFR rate + spread	Barclays	12/23/2024	681	$2,431,746	$(44,921)
Total return of Solactive US AI & Big Data Index	6.0300% representing 1 month SOFR rate + spread	Goldman Sachs	6/17/2025	1,571	5,239,852	221,684

					$7,671,598	$176,763

Direxion Daily AI and Big Data Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.0%
Money Market Funds - 105.0%
1,371,926	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$1,371,926
966,273	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	966,273

	TOTAL SHORT TERM INVESTMENTS (Cost $2,338,199) (b)	$2,338,199

	TOTAL INVESTMENTS (Cost $2,338,199) - 105.0%	$2,338,199
	Liabilities in Excess of Other Assets - (5.0)%	(111,997)

	TOTAL NET ASSETS - 100.0%	$2,226,202

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $966,273.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.7800% representing 1 month SOFR rate + spread	Total return of Solactive US AI & Big Data Index	Goldman Sachs	6/17/2025	1,266	$4,323,076	$(92,891)

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 80.8%
Administrative and Support Services - 1.0%
373	Alarm.com, Inc. (a)	$26,316
508	nCino, Inc. (a)	16,642

		42,958

Computer and Electronic Product Manufacturing - 0.1%
278	Radware Ltd. ADR (Israel) (a)	6,300

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.1%
566	Five9, Inc. (a)	25,215
631	RingCentral, Inc. (a)	22,117

		47,332

Credit Intermediation and Related Activities - 0.1%
1,248	Blend Labs, Inc. (a)	3,457

Heavy and Civil Engineering Construction - 0.5%
397	BlackLine, Inc. (a)	18,865

Professional, Scientific, and Technical Services - 37.1%
943	Atlassian Corp. (a)	166,505
409	DigitalOcean Holdings, Inc. (a)	13,550
1,355	Freshworks, Inc. (a)	16,937
1,918	Nutanix, Inc. (a)	96,878
1,444	Oracle Corp.	201,366
396	Paycom Software, Inc.	66,049
346	Paylocity Holding Corp. (a)	51,924
334	PROS Holdings, Inc. (a)	8,049
955	SAP SE ADR (Germany)	202,078
240	ServiceNow, Inc. (a)	195,454
1,176	Snowflake, Inc. (a)	153,327
1,135	Vimeo, Inc. (a)	4,563
675	Workday, Inc. (a)	153,306
1,834	Zoom Video Communications, Inc. (a)	110,774
699	Zscaler, Inc. (a)	125,366

		1,566,126

Publishing Industries - 40.7%
828	ACI Worldwide, Inc. (a)	35,794
365	Adobe, Inc. (a)	201,352
1,172	Akamai Technologies, Inc. (a)	115,184
154	AppFolio, Inc. (a)	34,108
700	Autodesk, Inc. (a)	173,264
791	Bill.com Holdings, Inc. (a)	39,518
337	Blackbaud, Inc. (a)	26,751
1,091	Box, Inc. (a)	30,679
826	C3.ai, Inc. (a)	22,096
763	Clearwater Analytics Holdings, Inc. (a)	14,917
567	CrowdStrike Holdings, Inc. (a)	131,521
1,592	DocuSign, Inc. (a)	88,324
1,992	Dropbox, Inc. Class A (a)	47,649
366	Enfusion, Inc. (a)	3,470
1,007	Informatica, Inc. (a)	24,108
117	MicroStrategy, Inc. Class A (a)(b)	188,889
545	Paycor HCM, Inc. (a)	6,763
284	Qualys, Inc. (a)	42,356
605	Salesforce, Inc.	156,574
170	Semrush Holdings, Inc. (a)	2,506
287	SPS Commerce, Inc. (a)	61,826
1,357	Twilio, Inc. (a)	80,239
805	Veeva Systems, Inc. (a)	154,504
381	Workiva, Inc. (a)	28,106
1,047	Zuora, Inc. (a)	9,496

		1,719,994

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
768	AvePoint, Inc. (a)	8,371

	TOTAL COMMON STOCKS (Cost $4,198,736)	$3,413,403

SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 22.0%
681,247	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$681,247
246,991	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	246,991

	TOTAL SHORT TERM INVESTMENTS (Cost $928,238)	$928,238

	TOTAL INVESTMENTS (Cost $5,126,974) - 102.8% (e)	$4,341,641
	Liabilities in Excess of Other Assets - (2.8)%	(119,518)

	TOTAL NET ASSETS - 100.0%	$4,222,123

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,884,660.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx USA Cloud Computing Index	5.6300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	2,150	$1,994,349	$(57,405)
Total return of Indxx USA Cloud Computing Index	5.4800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,244	3,037,983	(58,271)

					$5,032,332	$(115,676)

Direxion Daily Concentrated Qs Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 42.0%
Computer and Electronic Product Manufacturing - 17.3%
5,336	Alphabet, Inc. Class A	$915,337
4,487	Apple, Inc.	996,473
7,193	NVIDIA Corp.	841,725

		2,753,535

General Merchandise Retailers - 5.9%
5,055	Amazon.com, Inc. (a)	945,184

Professional, Scientific, and Technical Services - 5.6%
1,875	Meta Platforms, Inc. Class A	890,306

Publishing Industries - 5.6%
2,109	Microsoft Corp.	882,300

Transportation Equipment Manufacturing - 7.6%
5,181	Tesla, Inc. (a)	1,202,355

	TOTAL COMMON STOCKS (Cost $6,130,237)	$6,673,680

SHORT TERM INVESTMENTS - 57.7%
Money Market Funds - 57.7%
4,620,033	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$4,620,033
2,314,159	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	2,314,159
2,250,450	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	2,250,450

	TOTAL SHORT TERM INVESTMENTS (Cost $9,184,642)	$9,184,642

	TOTAL INVESTMENTS (Cost $15,314,879) - 99.7% (c)	$15,858,322
	Other Assets in Excess of Liabilities - 0.3%	51,252

	TOTAL NET ASSETS - 100.0%	$15,909,574

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,238,289.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Front of the Q Index	6.0300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	2,594	$15,631,603	$472,617
Total return of Indxx Front of the Q Index	6.3300% representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,436	9,209,391	(296,855)

					$24,840,994	$175,762

Direxion Daily Crypto Industry Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 78.7%
Administrative and Support Services - 12.0%
6,192	Bitfarms Ltd. ADR (Canada) (a)	$16,037
168	Moneylion, Inc. (a)	11,578
5,903	NU Holdings Ltd. ADR (a)	71,603
944	Paysafe Ltd. ADR (United Kingdom) (a)	19,815
477	Visa, Inc. Class A	126,725

		245,758

Amusement, Gambling, and Recreation Industries - 3.7%
2,035	DraftKings, Inc. (a)	75,193

Computer and Electronic Product Manufacturing - 12.1%
816	Advanced Micro Devices, Inc. (a)	117,896
1,102	NVIDIA Corp.	128,956

		246,852

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 5.9%
711	Beyond, Inc. (a)	8,034
4,816	Cipher Mining, Inc. (a)	25,188
3,249	PagSeguro Digital Ltd. ADR (a)	41,522
4,486	Riot Platforms, Inc. (a)	45,713

		120,457

Credit Intermediation and Related Activities - 12.2%
522	Coinbase Global, Inc. (a)	117,116
288	MasterCard, Inc. Class A	133,548

		250,664

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 2.9%
3,054	Marathon Digital Holdings, Inc. (a)	60,072

Machinery Manufacturing - 1.1%
5,188	Terawulf, Inc. (a)	21,582

Management of Companies and Enterprises - 3.8%
398	Globant SA ADR (a)	77,495

Professional, Scientific, and Technical Services - 4.2%
3,540	Cleanspark, Inc. (a)	56,640
2,902	Iris Energy Ltd. ADR (a)	29,223

		85,863

Publishing Industries - 6.5%
1,086	Block, Inc. (a)	67,201
963	Shift4 Payments, Inc. (a)	66,245

		133,446

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.6%
1,407	Bitdeer Technologies Group ADR (a)	12,776
633	Interactive Brokers Group, Inc. Class A	75,498
3,227	Robinhood Markets, Inc. (a)	66,379

		154,653

Telecommunications - 6.7%
2,124	PayPal Holdings, Inc. (a)	139,717

	TOTAL COMMON STOCKS (Cost $1,756,574)	$1,611,752

SHORT TERM INVESTMENTS - 32.6%
Money Market Funds - 32.6%
96,575	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$96,575
570,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	570,000

	TOTAL SHORT TERM INVESTMENTS (Cost $666,575)	$666,575

	TOTAL INVESTMENTS (Cost $2,423,149) - 111.3% (c)	$2,278,327
	Liabilities in Excess of Other Assets - (11.3)%	(231,618)

	TOTAL NET ASSETS - 100.0%	$2,046,709

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $570,000.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	6.2300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	68	$257,862	$(3,323)
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	6.3300% representing 1 month SOFR rate + spread	Barclays	12/23/2024	595	2,450,983	(228,252)

					$2,708,845	$(231,575)

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 79.1%
Computer and Electronic Product Manufacturing - 6.5%
30,369	Indie Semiconductor, Inc. (a)	$181,607
24,670	QuantumScape Corp. (a)	159,368

		340,975

Management of Companies and Enterprises - 7.2%
15,375	EHang Holdings Ltd. ADR (China) (a)(b)	196,185
246,044	Polestar Automotive Holding UK PLC ADR (Sweden) (a)	180,916

		377,101

Motor Vehicle and Parts Dealers - 3.5%
48,766	EVgo, Inc. (a)	187,261

Rental and Leasing Services - 3.5%
57,286	Cerence, Inc. (a)	182,169

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 10.3%
95,355	ChargePoint Holdings, Inc. (a)	206,921
76,087	Nio, Inc. ADR (China) (a)(b)	337,826

		544,747

Transportation Equipment Manufacturing - 48.1%
5,756	BorgWarner, Inc.	203,244
5,665	Gentex Corp.	175,955
16,964	Hesai Group ADR (China) (a)(b)	75,320
17,366	Li Auto, Inc. ADR (China) (a)	342,805
56,108	Lucid Group, Inc. (a)	197,500
113,602	Luminar Technologies, Inc. (a)(b)	188,579
8,256	Mobileye Global, Inc. (Israel) (a)	173,376
18,973	Nikola Corp. (a)	170,378
20,109	Rivian Automotive, Inc. (a)(b)	329,989
1,515	Tesla, Inc. (a)	351,586
40,643	XPeng, Inc. ADR (China) (a)(b)	327,583

		2,536,315

	TOTAL COMMON STOCKS (Cost $4,490,919)	$4,168,568

SHORT TERM INVESTMENTS - 30.4%
Money Market Funds - 30.4%
1,008,340	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$1,008,340
456,739	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (c)	456,739
136,633	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	136,633

	TOTAL SHORT TERM INVESTMENTS (Cost $1,601,712)	$1,601,712

	TOTAL INVESTMENTS (Cost $6,092,631) - 109.5% (e)	$5,770,280
	Liabilities in Excess of Other Assets - (9.5)%	(502,386)

	TOTAL NET ASSETS - 100.0%	$5,267,894

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,761,941.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx US Electric and Autonomous Vehicles Index	5.4800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	3,558	$2,362,576	$(74,506)
Total return of Indxx US Electric and Autonomous Vehicles Index	5.9800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,521	1,006,535	(42,186)
Total return of Indxx US Electric and Autonomous Vehicles Index	5.3300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	4,783	2,755,984	304,511

					$6,125,095	$187,819

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 66.7%
Gasoline Stations and Fuel Dealers - 11.9%
262,659	Chevron Corp.	$42,148,890

Machinery Manufacturing - 1.9%
168,686	Baker Hughes Co.	6,531,523

Oil and Gas Extraction - 26.9%
60,859	APA Corp.	1,898,192
125,793	Coterra Energy, Inc.	3,245,459
106,823	Devon Energy Corp.	5,023,886
30,145	Diamondback Energy, Inc.	6,098,635
88,072	EOG Resources, Inc.	11,167,530
99,933	EQT Corp.	3,448,688
465,698	Exxon Mobil Corp.	55,227,126
95,337	Marathon Oil Corp.	2,674,203
112,397	Occidental Petroleum Corp.	6,835,985

		95,619,704

Petroleum and Coal Products Manufacturing - 11.2%
90,881	ConocoPhillips	10,105,967
58,455	Marathon Petroleum Corp.	10,347,704
71,658	Phillips 66	10,424,806
55,271	Valero Energy Corp.	8,938,426

		39,816,903

Pipeline Transportation - 3.9%
37,476	Targa Resources Corp.	5,069,753
205,999	Williams Companies, Inc.	8,845,597

		13,915,350

Support Activities for Mining - 6.6%
149,639	Halliburton Co.	5,189,480
46,714	Hess Corp.	7,166,862
231,199	Schlumberger Ltd. ADR (Curaco) (a)	11,164,600

		23,520,942

Utilities - 4.3%
326,364	Kinder Morgan, Inc.	6,896,071
98,651	ONEOK, Inc.	8,220,588

		15,116,659

	TOTAL COMMON STOCKS (Cost $ 223,984,485)	$236,669,971

SHORT TERM INVESTMENTS - 32.6%
Money Market Funds - 32.6%
100,853,262	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$100,853,262
14,994,889	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	14,994,889
40,639	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	40,639

	TOTAL SHORT TERM INVESTMENTS (Cost $115,888,790)	$115,888,790

	TOTAL INVESTMENTS (Cost $339,873,275) - 99.3% (c)	$352,558,761
	Other Assets in Excess of Liabilities - 0.7%	2,534,355

	TOTAL NET ASSETS - 100.0%	$355,093,116

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $279,211,595.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	5.8200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	143,920	$128,658,081	$10,431,362
Total return of Energy Select Sector Index	6.0600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	59,814	52,114,314	5,715,998
Total return of Energy Select Sector Index	5.9900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	71,228	64,513,686	4,536,805
Total return of Energy Select Sector Index	5.9800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	207,970	184,089,681	16,826,509

					$429,375,762	$37,510,674

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.4%
Money Market Funds - 103.4%
14,702,765	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$14,702,765
1,342,495	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	1,342,495
3,722,420	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	3,722,420

	TOTAL SHORT TERM INVESTMENTS (Cost $19,767,680) (b)	$19,767,680

	TOTAL INVESTMENTS (Cost $19,767,680) - 103.4%	$19,767,680
	Liabilities in Excess of Other Assets - (3.4)%	(653,419)

	TOTAL NET ASSETS - 100.0%	$19,114,261

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,478,803.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3700% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/4/2024	3,283	$3,196,029	$5,328
5.8100% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2024	19,824	19,554,347	269,099
5.6500% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2024	10,223	9,827,725	(98,300)
5.6800% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/23/2024	5,659	5,113,779	(376,538)

					$37,691,880	$(200,411)

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 52.3%
8,225,196	VanEck Gold Miners ETF (a)	$311,981,684

	TOTAL INVESTMENT COMPANIES (Cost $284,253,183)	$311,981,684

SHORT TERM INVESTMENTS - 43.0%
Money Market Funds - 43.0%
183,985,143	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$183,985,143
21,371,948	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	21,371,948
50,829,380	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	50,829,380

	TOTAL SHORT TERM INVESTMENTS (Cost $256,186,471)	$256,186,471

	TOTAL INVESTMENTS (Cost $540,439,654) - 95.3% (c)	$568,168,155
	Other Assets in Excess of Liabilities - 4.7%	27,944,057

	TOTAL NET ASSETS - 100.0%	$596,112,212

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $406,918,005.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Gold Miners ETF	6.1200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	3,486,801	$126,058,842	$5,857,752
Total return of VanEck Gold Miners ETF	6.0800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	2,916,872	91,624,283	17,125,545
Total return of VanEck Gold Miners ETF	6.3300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	3,902,140	117,481,532	28,126,894
Total return of VanEck Gold Miners ETF	6.0400% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	4,314,835	127,613,224	33,473,655
Total return of VanEck Gold Miners ETF	6.0300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	5,133,992	156,474,462	34,819,668
Total return of VanEck Gold Miners ETF	6.2000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,452,674	96,112,671	32,285,385

					$715,365,014	$151,688,899

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 114.5%
Money Market Funds - 114.5%
76,216,712	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$76,216,712
31,374,053	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	31,374,053

	TOTAL SHORT TERM INVESTMENTS (Cost $107,590,765) (b)	$107,590,765

	TOTAL INVESTMENTS (Cost $107,590,765) - 114.5%	$107,590,765
	Liabilities in Excess of Other Assets - (14.5)%	(13,625,772)

	TOTAL NET ASSETS - 100.0%	$93,964,993

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,795,300.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.7100% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	BNP Paribas	12/4/2024	693,861	$26,482,929	$249,069
6.1300% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2024	1,177,270	39,795,384	(4,347,280)
5.7300% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2024	1,132,032	38,698,285	(3,777,580)
5.4800% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2024	1,141,935	40,654,482	(2,183,883)
5.9600% representing 1 month SOFR rate + spread	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/19/2024	809,710	27,636,145	(2,798,975)

					$173,267,225	$(12,858,649)

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 32.0%
2,195,988	VanEck Junior Gold Miners ETF (a)	$101,388,766

	TOTAL INVESTMENT COMPANIES (Cost $95,733,314)	$101,388,766

SHORT TERM INVESTMENTS - 65.8%
Money Market Funds - 65.8%
205,971,214	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$205,971,214
2,313,950	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	2,313,950

	TOTAL SHORT TERM INVESTMENTS (Cost $208,285,164)	$208,285,164

	TOTAL INVESTMENTS (Cost $304,018,478) - 97.8% (c)	$309,673,930
	Other Assets in Excess of Liabilities - 2.2%	6,764,863

	TOTAL NET ASSETS - 100.0%	$316,438,793

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $148,794,991.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Junior Gold Miners ETF	6.1200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	4,171,126	$150,113,828	$38,175,696
Total return of VanEck Junior Gold Miners ETF	6.0200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,829,206	66,250,321	16,673,997
Total return of VanEck Junior Gold Miners ETF	6.0600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,582,072	126,986,097	34,768,994
Total return of VanEck Junior Gold Miners ETF	6.0100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,929,247	83,523,146	5,102,483

					$426,873,392	$94,721,170

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 119.5%
Money Market Funds - 119.5%
52,528,667	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$52,528,667
13,369,443	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	13,369,443

	TOTAL SHORT TERM INVESTMENTS (Cost $65,898,110) (b)	$65,898,110

	TOTAL INVESTMENTS (Cost $65,898,110) - 119.5%	$65,898,110
	Liabilities in Excess of Other Assets - (19.5)%	(10,768,129)

	TOTAL NET ASSETS - 100.0%	$55,129,981

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,297,481.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.7100% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	12/5/2024	489,249	$20,303,975	$(1,782,582)
5.7300% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/16/2024	694,973	29,111,209	(2,628,537)
5.4800% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/17/2024	720,864	28,826,994	(3,972,844)
5.7300% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/19/2024	483,139	22,957,319	706,914

					$101,199,497	$(7,677,049)

Direxion Daily NYSE FANG+ Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 44.2%
Computer and Electronic Product Manufacturing - 16.9%
17,003	Alphabet, Inc.	$2,916,695
13,892	Apple, Inc.	3,085,135
16,517	Broadcom, Inc.	2,653,952
21,957	NVIDIA Corp.	2,569,408

		11,225,190

General Merchandise Retailers - 4.6%
16,286	Amazon.com, Inc. (a)	3,045,156

Motion Picture and Sound Recording Industries - 4.1%
4,341	Netflix, Inc. (a)	2,727,667

Professional, Scientific, and Technical Services - 8.8%
5,960	Meta Platforms, Inc.	2,829,987
23,331	Snowflake, Inc. (a)	3,041,896

		5,871,883

Publishing Industries - 4.2%
6,670	Microsoft Corp.	2,790,395

Transportation Equipment Manufacturing - 5.6%
16,103	Tesla, Inc. (a)	3,737,023

	TOTAL COMMON STOCKS (Cost $26,058,094)	$29,397,314

SHORT TERM INVESTMENTS - 52.5%
Money Market Funds - 52.5%
29,393,555	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$29,393,555
1,910,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	1,910,004
3,607,017	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	3,607,017

	TOTAL SHORT TERM INVESTMENTS (Cost $34,910,576)	$34,910,576

	TOTAL INVESTMENTS (Cost $60,968,670) - 96.7% (c)	$64,307,890
	Other Assets in Excess of Liabilities - 3.3%	2,205,161

	TOTAL NET ASSETS - 100.0%	$66,513,051

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,556,787.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NYSE FANG+ Index	6.2100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,202	$13,914,843	$(529,197)
Total return of NYSE FANG+ Index	5.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,669	35,310,038	4,765,312
Total return of NYSE FANG+ Index	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,080	18,058,973	4,527,988
Total return of NYSE FANG+ Index	6.1700% representing 1 month SOFR rate + spread	J.P. Morgan	5/12/2025	2,334	24,459,545	1,316,212

					$91,743,399	$10,080,315

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 48.4%
502,708	Global X Robotics & Artificial Intelligence ETF (a)(b)	$15,483,407

	TOTAL INVESTMENT COMPANIES (Cost $14,853,088)	$15,483,407

SHORT TERM INVESTMENTS - 47.6%
Money Market Funds - 47.6%
8,539,564	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$8,539,564
149,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (c)	149,299
6,519,453	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	6,519,453

	TOTAL SHORT TERM INVESTMENTS (Cost $15,208,316)	$15,208,316

	TOTAL INVESTMENTS (Cost $30,061,404) - 96.0% (e)	$30,691,723
	Other Assets in Excess of Liabilities - 4.0%	1,270,835

	TOTAL NET ASSETS - 100.0%	$31,962,558

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,182,670.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.1300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	279,294	$7,535,352	$786,322
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.1200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	536,060	15,574,816	620,985
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.0800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	748,089	21,180,212	1,127,941
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.1800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	9,372	261,573	17,563

					$44,551,953	$2,552,811

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 54.4%
Funds, Trusts, and Other Financial Vehicles - 1.4%
205,478	Magnolia Oil & Gas Corp.	$5,597,221

Gasoline Stations and Fuel Dealers - 2.0%
40,260	Chevron Corp.	6,460,522
76,087	Delek US Holdings, Inc.	1,809,349

		8,269,871

Merchant Wholesalers, Durable Goods - 0.2%
16,670	REX American Resources Corp. (a)	847,003

Merchant Wholesalers, Nondurable Goods - 1.7%
117,605	HF Sinclair Corp.	6,053,129
33,945	World Kinect Corp.	948,084

		7,001,213

Mining (except Oil and Gas) - 1.3%
191,022	CNX Resources Corp. (a)	5,056,352

Oil and Gas Extraction - 31.1%
185,239	Antero Resources Corp. (a)	5,375,636
220,798	APA Corp.	6,886,690
93,145	Berry Petroleum Corp.	638,975
57,739	California Resources Corp.	2,970,094
72,147	Chesapeake Energy Corp. (b)	5,506,981
37,817	Chord Energy Corp.	6,491,666
117,123	Clean Energy Fuels Corp. (a)	333,801
122,138	Comstock Resources, Inc.	1,156,647
229,804	Coterra Energy, Inc.	5,928,943
116,374	Crescent Energy Co. (b)	1,423,254
134,829	Devon Energy Corp.	6,341,008
33,027	Diamondback Energy, Inc.	6,681,692
51,948	EOG Resources, Inc.	6,587,006
156,142	EQT Corp.	5,388,460
56,302	Exxon Mobil Corp.	6,676,854
88,503	Green Plains, Inc. (a)	1,569,158
605,425	Kosmos Energy Ltd. (a)	3,348,000
225,004	Marathon Oil Corp.	6,311,362
109,967	Matador Resources Co.	6,760,771
132,762	Murphy Oil Corp.	5,493,692
101,722	Northern Oil and Gas, Inc.	4,393,373
102,651	Occidental Petroleum Corp.	6,243,234
71,185	Par Pacific Holdings, Inc. (a)	1,889,962
174,258	Range Resources Corp.	5,442,077
25,354	SandRidge Energy, Inc.	344,561
120,414	SM Energy Co.	5,563,127
883,826	Southwestern Energy Co. (a)	5,700,678
739,131	Tellurian, Inc. (a)	681,922
90,818	VAALCO Energy, Inc.	650,257
66,718	Viper Energy, Inc.	2,846,857
14,824	Vitesse Energy, Inc.	384,831

		126,011,569

Petroleum and Coal Products Manufacturing - 8.4%
56,153	ConocoPhillips	6,244,214
36,730	CVR Energy, Inc.	1,050,478
36,118	Marathon Petroleum Corp.	6,393,608
134,128	PBF Energy, Inc.	5,465,716
44,914	Phillips 66	6,534,089
40,929	Valero Energy Corp.	6,619,038
35,976	Vital Energy, Inc. (a)(b)	1,568,913

		33,876,056

Printing and Related Support Activities - 1.5%
408,417	Permian Resources Corp.	6,265,117

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
44,504	Sitio Royalties Corp.	1,083,672

Support Activities for Mining - 5.7%
94,909	Civitas Resources, Inc.	6,620,852
12,215	Gulfport Energy Corp. (a)	1,798,170
42,823	Hess Corp.	6,569,905
134,092	Ovintiv, Inc.	6,227,232
159,594	Talos Energy, Inc. (a)	1,889,593

		23,105,752

Utilities - 0.8%
3,989	Texas Pacific Land Corp.	3,370,306

	TOTAL COMMON STOCKS (Cost $226,117,631)	$220,484,132

SHORT TERM INVESTMENTS - 44.5%
Money Market Funds - 44.5%
146,555,545	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$146,555,545
55,064	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (c)	55,064
33,900,334	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	33,900,334

	TOTAL SHORT TERM INVESTMENTS (Cost $180,510,943)	$180,510,943

	TOTAL INVESTMENTS (Cost $406,628,574) - 98.9% (e)	$400,995,075
	Other Assets in Excess of Liabilities - 1.1%	4,410,353

	TOTAL NET ASSETS - 100.0%	$405,405,428

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $266,682,558.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.8700% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	8,815	$46,522,573	$2,196,911
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.8700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	26,428	133,386,159	13,129,308
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.9800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	22,534	116,841,534	8,516,585
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	6.0500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	8,964	44,570,173	5,152,432
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.8200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	16,865	87,408,006	6,198,210
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.8600% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	20,888	110,544,841	5,036,770

					$539,273,286	$40,230,216

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.1%
Money Market Funds - 106.1%
29,603,803	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$29,603,803
5,145,484	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	5,145,484
11,917,651	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	11,917,651

	TOTAL SHORT TERM INVESTMENTS (Cost $46,666,938) (b)	$46,666,938

	TOTAL INVESTMENTS (Cost $46,666,938) - 106.1%	$46,666,938
	Liabilities in Excess of Other Assets - (6.1)%	(2,698,032)

	TOTAL NET ASSETS - 100.0%	$43,968,906

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,370,908.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.6300% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2024	3,726	$19,952,356	$(869,411)
5.7800% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2024	1,158	6,950,202	485,598
5.8100% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2024	2,397	11,918,196	(1,396,963)
5.4800% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2024	3,702	22,051,810	1,367,530
5.6000% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/19/2024	4,583	25,660,017	(25,361)

					$86,532,581	$(438,607)

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 78.5%
Accommodation - 31.6%
2,374	Airbnb, Inc. (a)	$331,316
4,647	Apple Hospitality REIT, Inc.	68,729
1,476	Boyd Gaming Corp.	89,844
666	Choice Hotels International, Inc.	84,882
1,583	Hilton Grand Vacations, Inc. (a)	68,401
1,683	Hilton Worldwide Holdings, Inc.	361,290
6,970	Host Hotels & Resorts, Inc.	122,045
3,112	Huazhu Group Ltd. ADR	93,360
568	Hyatt Hotels Corp.	83,683
1,619	InterContinental Hotels Group PLC ADR (United Kingdom)	164,053
4,810	Las Vegas Sands Corp.	190,813
1,499	Marriott International, Inc. Class A	340,723
7,881	Melco Resorts & Entertainment Ltd. ADR (a)	45,001
3,222	MGM Resorts International (a)	138,449
4,674	Park Hotels & Resorts, Inc.	70,390
3,627	Penn Entertainment, Inc. (a)	72,431
6,102	Sunstone Hotel Investors, Inc.	63,217
1,566	Travel + Leisure Co.	72,177
475	Vail Resorts, Inc.	86,455
1,210	Wyndham Hotels & Resorts, Inc.	91,621
1,327	Wynn Resorts Ltd.	109,902

		2,748,782

Administrative and Support Services - 10.7%
91	Booking Holdings, Inc.	338,066
1,744	Live Nation Entertainment, Inc. (a)	167,755
1,066	MakeMyTrip Ltd. ADR (India) (a)	99,767
1,667	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	261,252
3,492	TripAdvisor, Inc. (a)	61,564

		928,404

Air Transportation - 12.9%
2,092	Alaska Air Group, Inc. (a)	78,513
1,013	Allegiant Travel Co.	56,799
9,395	American Airlines Group, Inc. (a)	99,963
667	Copa Holdings SA ADR (Panama)	59,196
5,936	Delta Air Lines, Inc.	255,367
10,883	JetBlue Airways Corp. (a)	69,760
1,559	Ryanair Holdings PLC ADR (Ireland)	157,927
860	SkyWest, Inc. (a)	68,748
4,948	Southwest Airlines Co.	133,299
3,130	United Continental Holdings, Inc. (a)	142,164

		1,121,736

Amusement, Gambling, and Recreation Industries - 4.6%
3,517	The Walt Disney Co.	329,508
1,278	United Parks & Resorts, Inc. (a)	67,286

		396,794

Management of Companies and Enterprises - 4.4%
5,528	Norwegian Cruise Line Holdings Ltd. ADR (a)	101,881
6,527	Trip.com Group Ltd. ADR (China) (a)	277,593

		379,474

Performing Arts, Spectator Sports, and Related Industries - 2.6%
2,829	Caesars Entertainment Inc. (a)	113,018
819	Churchill Downs, Inc.	117,576

		230,594

Real Estate - 7.4%
3,190	Gaming & Leisure Properties, Inc.	160,138
781	Marriott Vacations Worldwide Corp.	66,057
3,996	Pebblebrook Hotel Trust	54,705
909	Ryman Hospitality Properties, Inc.	91,364
8,599	VICI Properties, Inc.	268,805

		641,069

Support Activities for Transportation - 2.1%
1,439	Expedia, Inc. (a)	183,717

Water Transportation - 2.2%
11,581	Carnival Corp. ADR (Panama) (a)	192,940

	TOTAL COMMON STOCKS (Cost $7,874,249)	$6,823,510

SHORT TERM INVESTMENTS - 24.7%
Money Market Funds - 24.7%
996,060	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$996,060
1,152,225	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	1,152,225

	TOTAL SHORT TERM INVESTMENTS (Cost $2,148,285)	$2,148,285

	TOTAL INVESTMENTS (Cost $10,022,534) - 103.2% (c)	$8,971,795
	Liabilities in Excess of Other Assets - (3.2)%	(283,929)

	TOTAL NET ASSETS - 100.0%	$8,687,866

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,975,619.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of BlueStar® Travel and Vacation Index	5.9800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	32,760	$5,137,428	$(219,789)
Total return of BlueStar® Travel and Vacation Index	6.1300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	36,920	5,464,160	(38,425)

					$10,601,588	$(258,214)

Direxion Daily Uranium Industry Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES 43.9%
24,123	Global X Uranium ETF (a)	$683,646
7,151	Sprott Uranium Miners ETF (a)	335,310

	TOTAL INVESTMENT COMPANIES (Cost $1,079,507)	$1,018,956

SHORT TERM INVESTMENTS - 65.3%
Money Market Funds - 65.3%
493,561	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$493,561
1,020,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	1,020,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,513,561)	$1,513,561

	TOTAL INVESTMENTS (Cost $2,593,068) - 109.2% (c)	$2,532,517
	Liabilities in Excess of Other Assets - (9.2)%	(213,491)

	TOTAL NET ASSETS - 100.0%	$2,319,026

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,038,956.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	6.2300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	897	$3,819,468	$(218,316)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 67.6%
Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.5%
3,430	Williams-Sonoma, Inc.	$530,552

Publishing Industries - 0.5%
1,160	CommVault Systems, Inc. (a)	177,306
3,263	NEXTracker, Inc. (a)	160,344
4,339	The New York Times Co. Class A	232,527

		570,177

Accommodation - 0.9%
1,791	Boyd Gaming Corp.	109,018
630	Choice Hotels International, Inc. (b)	80,294
1,820	Hilton Grand Vacations, Inc. (a)	78,642
1,210	Hyatt Hotels Corp.	178,269
5,608	Park Hotels & Resorts, Inc.	84,457
1,898	Travel + Leisure Co.	87,479
1,016	Vail Resorts, Inc.	184,922
2,146	Wyndham Hotels & Resorts, Inc.	162,495

		965,576

Administrative and Support Services - 0.9%
3,180	GXO Logistics, Inc. (a)	178,016
1,273	ManpowerGroup, Inc.	97,486
1,625	MasTec, Inc. (a)	178,799
4,890	RB Global, Inc. ADR	389,391
3,762	Warner Music Group Corp.	112,898

		956,590

Ambulatory Health Care Services - 0.4%
2,466	Acadia Healthcare Company, Inc. (a)	159,920
860	Amedisys, Inc. (a)	84,323
630	Medpace Holdings, Inc. (a)	240,988

		485,231

Apparel Manufacturing - 0.4%
3,102	Capri Holdings Ltd. ADR (a)	104,041
889	Columbia Sportswear Co. (b)	72,631
1,514	PVH Corp.	154,413
5,010	Under Armour, Inc. Class A (a)	34,920
5,081	Under Armour, Inc. Class C (a)	34,500

		400,505

Beverage and Tobacco Product Manufacturing - 0.2%
245	Boston Beer Co., Inc. Class A (a)	68,651
129	Coca-Cola Consolidated, Inc.	147,820

		216,471

Broadcasting and Content Providers - 0.3%
832	Nexstar Media Group, Inc.	153,745
1,567	TKO Group Holdings, Inc.	171,352

		325,097

Building Material and Garden Equipment and Supplies Dealers - 0.1%
1,514	Knife River Corp. (a)	120,393

Chemical Manufacturing - 3.7%
27,446	Arcadium Lithium PLC ADR (a)	87,278
1,328	Ashland, Inc.	128,351
2,429	Avient Corp.	109,888
5,039	BioMarin Pharmaceutical, Inc. (a)	424,939
1,473	Cabot Corp.	147,727
9,699	Coty, Inc. Class A (a)	96,505
3,377	Halozyme Therapeutics, Inc. (a)	186,613
1,684	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	185,661
1,845	Lantheus Holdings, Inc. (a)	193,411
2,680	Neurocrine Biosciences, Inc. (a)	379,407
187	NewMarket Corp.	104,883
3,180	Olin Corp.	145,040
3,621	Perrigo Co. PLC ADR (Ireland)	102,366
1,386	Repligen Corp. (a)	231,947
8,990	Roivant Sciences Ltd. ADR (Ireland) (a)	97,541
3,422	RPM International, Inc.	415,636
2,515	Sarepta Therapeutics, Inc. (a)	357,734
1,126	Scotts Miracle-Gro Co.	88,504
3,971	The Chemours Co.	95,979
1,186	United Therapeutics Corp. (a)	371,562
858	Westlake Chemical Corp.	126,864

		4,077,836

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
1,358	Abercrombie & Fitch Co. Class A (a)	200,278
973	Carter’s, Inc.	58,915
5,755	Gap, Inc.	135,128
2,604	Nordstrom, Inc.	59,449

		453,770

Computer and Electronic Product Manufacturing - 3.0%
2,756	Amkor Technology, Inc.	90,011
2,594	Bruker Corp.	177,715
1,433	Cirrus Logic, Inc. (a)	186,978
4,564	Cognex Corp.	226,466
1,598	Dolby Laboratories, Inc.	125,859
4,234	Illumina, Inc. (a)	519,088
3,234	Iridium Communications, Inc.	92,816
3,653	Lattice Semiconductor Corp. (a)	193,609
1,444	LivaNova PLC ADR (United Kingdom) (a)	71,334
1,803	Lumentum Holdings, Inc. (a)	93,359
1,458	MACOM Technology Solutions Holdings, Inc. (a)	147,141
1,183	Masimo Corp. (a)	126,557
1,687	MKS Instruments, Inc.	212,393
1,502	Power Integrations, Inc.	109,706
2,871	Rambus, Inc. (a)	147,684
4,007	Sensata Technologies Holdings PLC ADR (United Kingdom)	156,233
2,572	Teradata Corp. (a)	83,384
1,158	Universal Display Corp.	257,794
3,322	Vishay Intertechnology, Inc.	80,758
4,115	Vontier Corp.	161,431
3,350	Wolfspeed, Inc. (a)(b)	63,148

		3,323,464

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.7%
2,553	Allegro MicroSystems, Inc. (a)	61,374
1,216	ASGN, Inc. (a)	115,119
3,528	Coherent Corp. (a)	245,831
1,242	Concentrix Corp.	87,561
4,310	ExlService Holdings, Inc. (a)	151,971
6,115	Kyndryl Holdings, Inc. (a)	164,310
946	Novanta, Inc. ADR (Canada) (a)	171,396
1,304	Onto Innovation, Inc. (a)	249,455
8,125	Pure Storage, Inc. (a)	486,931
1,124	WEX, Inc. (a)	206,198

		1,940,146

Construction of Buildings - 1.1%

18,070	Avantor, Inc. (a)	483,372
1,957	KB Home	168,459
2,816	Taylor Morrison Home Corp. (a)	188,897
2,763	Toll Brothers, Inc.	394,308

		1,235,036

Credit Intermediation and Related Activities - 3.8%
7,269	Ally Financial, Inc.	327,178
3,944	Associated Banc-Corp.	90,633
2,812	Bank OZK	131,855
4,861	Cadence Bank	159,781
5,576	Columbia Banking System, Inc.	145,868
3,142	Commerce Bancshares, Inc.	203,319
3,706	East West Bancorp, Inc.	325,720
1,156	Euronet Worldwide, Inc. (a)	117,900
9,568	F.N.B. Corp.	146,773
3,418	First Financial Bankshares, Inc.	131,456
14,539	First Horizon National Corp.	243,237
2,301	Hancock Whitney Corp.	125,934
1,416	International Bancshares Corp.	95,495
6,910	New York Community Bancorp, Inc.	72,693
8,398	Old National Bancorp	168,128
2,044	Pinnacle Financial Partners, Inc.	196,878
2,550	Prosperity Bancshares, Inc.	184,926
3,894	Synovus Financial Corp.	182,045
1,245	Texas Capital Bancshares, Inc. (a)	82,295
1,161	UMB Financial Corp.	118,445
3,586	United Bankshares, Inc.	139,603
11,365	Valley National Bancorp	95,466
4,561	Webster Financial Corp.	226,317
9,010	Western Union Co.	107,129
1,732	Wintrust Financial Corp.	187,402
3,925	Zions Bancorp	202,805

		4,209,281

Educational Services - 0.3%
975	Duolingo, Inc. (a)	167,641
90	Graham Holdings Co. Class B	69,737
773	Grand Canyon Education, Inc. (a)	120,549

		357,927

Electrical Equipment, Appliance, and Component Manufacturing - 0.9%
803	Acuity Brands, Inc.	201,834
769	IPG Photonics Corp. (a)	61,828
655	Littelfuse, Inc.	174,957
1,775	Regal Rexnord Corp.	285,207
1,047	Synaptics, Inc. (a)	91,424
1,455	Whirlpool Corp.	148,366

		963,616

Fabricated Metal Product Manufacturing - 1.8%
5,878	Axalta Coating Systems Ltd. ADR (a)	209,551
2,432	BWX Technologies, Inc.	241,960
1,126	Chart Industries, Inc. (a)	181,376
3,177	Crown Holdings, Inc.	281,800
1,016	Curtiss-Wright Corp.	299,415
775	RBC Bearings, Inc. (a)	225,401
2,157	Silgan Holdings, Inc.	110,934
1,718	Timken Co.	149,380
543	Valmont Industries, Inc.	162,009
728	Watts Water Technologies, Inc.	151,075

		2,012,901

Food and Beverage Retailers - 0.9%
3,961	Celsius Holdings, Inc. (a)	185,494
4,146	Performance Food Group Co. (a)	286,074
2,677	Sprouts Farmers Market, Inc. (a)	267,405
6,017	Us Foods Holding Corp. (a)	327,265

		1,066,238

Food Manufacturing - 0.6%
5,106	Flowers Foods, Inc.	114,987
1,743	Ingredion, Inc.	216,777
532	Lancaster Colony Corp.	102,708
1,069	Pilgrim’s Pride Corp. (a)	44,075
1,332	Post Holdings, Inc. (a)	145,667

		624,214

Food Services and Drinking Places - 1.3%
976	Casey’s General Stores, Inc.	378,532
1,634	Manhattan Associates, Inc. (a)	417,291
1,773	Texas Roadhouse, Inc.	309,583
4,420	Wendy’s Co.	74,831
775	Wingstop, Inc.	289,757

		1,469,994

Forestry and Logging - 0.1%
3,649	Rayonier, Inc.	110,674

Funds, Trusts, and Other Financial Vehicles - 1.4%
2,675	Agree Realty Corp.	184,495
13,313	Annaly Capital Management, Inc.	265,062
5,749	Carlyle Group, Inc.	285,955
1,273	EastGroup Properties, Inc.	238,038
3,529	First Industrial Realty Trust, Inc.	193,107
10,062	Healthcare Realty Trust, Inc.	177,997
2,649	SEI Investments Co.	179,708

		1,524,362

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.5%
2,848	Floor & Decor Holdings, Inc. Class A (a)	279,104
7,165	GameStop Corp. Class A (a)	162,431
412	RH (a)	119,513

		561,048

General Merchandise Retailers - 1.4%
3,462	BellRing Brands, Inc. (a)	177,531
3,534	BJ’s Wholesale Club Holdings, Inc. (a)	310,851
1,693	Burlington Stores, Inc. (a)	440,722
1,486	e.l.f. Beauty, Inc. (a)	256,454
988	FirstCash Holdings, Inc.	110,261
1,471	Five Below, Inc. (a)	107,000
7,322	Macy’s, Inc.	126,524

		1,529,343

Health and Personal Care Retailers - 0.8%
3,256	Doximity, Inc. Class A (a)	91,168
1,332	Enovis Corp. (a)	63,457
4,568	Envista Holdings Corp. (a)	77,976
4,622	Option Care Health, Inc. (a)	137,227
1,032	Penumbra, Inc. (a)	172,437
2,319	Planet Fitness, Inc. Class A (a)	170,910
2,205	Progyny, Inc. (a)	62,181
5,257	R1 RCM, Inc. (a)	67,710
3,317	Sotera Health Co. (a)	46,007

		889,073

Heavy and Civil Engineering Construction - 0.4%
4,552	Core & Main, Inc. (a)	243,395
3,567	KBR, Inc.	237,527

		480,922

Hospitals - 0.6%
2,680	Encompass Health Corp.	249,079
2,592	Tenet Healthcare Corp. (a)	388,023

		637,102

Insurance Carriers and Related Activities - 3.8%
1,745	American Financial Group, Inc.	228,525
1,658	Brighthouse Financial, Inc. (a)	82,684
2,880	CNO Financial Group, Inc.	100,397
8,127	Equitable Holdings, Inc.	354,418
658	Erie Indemnity Co. Class A	290,277
2,842	Essent Group Ltd. ADR	178,591
2,762	First American Financial Corp.	167,322
947	Hanover Insurance Group, Inc.	130,203
1,606	Kemper Corp.	102,880
588	Kinsale Capital Group, Inc.	268,757
7,096	MGIC Investment Corp.	176,265
6,722	Old Republic International Corp.	232,716
917	Primerica, Inc.	230,873
1,746	Reinsurance Group of America, Inc.	393,601
1,405	RenaissanceRe Holdings Ltd. ADR	325,834
1,068	RLI Corp.	160,830
2,728	Ryan Specialty Holdings, Inc.	168,018
1,626	Selective Insurance Group, Inc.	146,860
4,733	Unum Group	272,290
2,680	Voya Financial, Inc.	194,916

		4,206,257

Leather and Allied Product Manufacturing - 0.4%
1,610	Crocs, Inc. (a)	216,336
3,530	Skechers U.S.A, Inc. (a)	229,909

		446,245

Machinery Manufacturing - 3.2%
1,816	AAON, Inc.	160,770
1,656	AGCO Corp.	156,359
1,077	Belden, Inc.	99,827
1,433	Brooks Automation, Inc. (a)	89,262
1,802	Brunswick Corp.	146,773
1,302	Crane Company	208,867
1,298	Crane NXT Co.	81,618
3,206	Donaldson Co., Inc.	239,873
1,072	EnerSys	117,845
1,511	Esab Corp.	153,518
3,501	Flowserve Corp.	176,976
4,500	Graco, Inc.	382,725
2,187	ITT, Inc.	309,373
1,513	Lincoln Electric Holdings, Inc.	310,785
1,430	Middleby Corp. (a)	193,879
10,528	NOV, Inc.	219,193
1,746	Oshkosh Corp.	189,703
1,791	Terex Corp.	113,299
2,783	Toro Co. (a)	266,417

		3,617,062

Management of Companies and Enterprises - 0.6%
1,715	Cullen/Frost Bankers, Inc.	200,758
3,017	Glacier Bancorp, Inc.	134,890
629	Helen Of Troy Ltd. ADR (a)	37,180
4,955	Home Bancshares, Inc.	140,375
2,023	South State Corp.	200,217

		713,420

Merchant Wholesalers, Durable Goods - 2.6%
1,029	Applied Industrial Technologies, Inc.	224,517
1,419	Arrow Electronics, Inc. (a)	175,516
2,405	Avnet, Inc.	129,293
5,064	ChampionX Corp.	173,493
3,320	Fortune Brands Innovations, Inc.	268,289
2,204	Hexcel Corp.	145,927
4,510	Jefferies Financial Group, Inc.	263,700
856	Lennox International, Inc.	499,476
1,218	MSC Industrial Direct Co., Inc.	108,341
2,068	SYNNEX Corp.	246,444
856	Watsco, Inc.	419,003
1,158	WESCO International, Inc.	202,592

		2,856,591

Merchant Wholesalers, Nondurable Goods - 0.2%
3,983	HF Sinclair Corp.	205,005

Mining (except Oil and Gas) - 0.1%
4,071	CNX Resources Corp. (a)	107,759

Miscellaneous Manufacturing - 1.2%
5,520	DENTSPLY SIRONA, Inc.	149,813
3,003	Globus Medical, Inc. (a)	216,096
1,356	Haemonetics Corp. (a)	122,108
2,400	Light & Wonder, Inc. Class A (a)	257,280
9,144	Mattel, Inc. (a)	176,388
976	MSA Safety, Inc.	184,122
5,247	Neogen Corp. (a)	89,356
2,274	YETI Holdings, Inc. (a)	94,030

		1,289,193

Motor Vehicle and Parts Dealers - 0.4%
659	AutoNation, Inc. (a)	125,684
501	Murphy USA, Inc.	252,965
505	Penske Automotive Group, Inc.	87,926

		466,575

Nonmetallic Mineral Product Manufacturing - 0.6%
918	Eagle Materials, Inc.	249,971
2,302	Owens Corning	429,047

		679,018

Oil and Gas Extraction - 1.6%
7,772	Antero Resources Corp. (a)	225,543
2,964	Chesapeake Energy Corp. (b)	226,242
1,660	Chord Energy Corp.	284,956
3,092	Matador Resources Co.	190,096
3,850	Murphy Oil Corp.	159,313
1,513	ONE Gas, Inc.	105,350
6,463	Range Resources Corp.	201,840
29,329	Southwestern Energy Co. (a)	189,172
1,957	Weatherford International PLC ADR (a)	230,652

		1,813,164

Paper Manufacturing - 0.4%
8,180	Graphic Packaging Holding Company	246,218
2,110	PotlatchDeltic Corp.	93,600
2,618	Sonoco Products Co.	141,162

		480,980

Performing Arts, Spectator Sports, and Related Industries - 0.2%
1,775	Churchill Downs, Inc.	254,819

Personal and Laundry Services - 0.3%
3,877	Service Corporation International	309,811

Petroleum and Coal Products Manufacturing - 0.6%
1,269	Carlisle Cos., Inc.	531,178
2,812	PBF Energy, Inc.	114,589

		645,767

Pipeline Transportation - 0.3%
2,588	DT Midstream, Inc.	195,032
2,401	PNM Resources, Inc.	99,833

		294,865

Plastics and Rubber Products Manufacturing - 0.8%
1,806	Advanced Drainage Systems, Inc.	319,734
1,763	AptarGroup, Inc.	259,126
3,045	Berry Plastics Group, Inc.	200,117
7,567	Goodyear Tire & Rubber Co. (a)	88,534

		867,511

Primary Metal Manufacturing - 1.0%
4,778	Alcoa Corp.	157,865
3,077	Commercial Metals Co.	184,928
1,538	Reliance, Inc.	468,413
854	Silicon Laboratories, Inc. (a)	102,591
5,961	United States Steel Corp.	244,938

		1,158,735

Printing and Related Support Activities - 0.2%
13,652	Permian Resources Corp.	209,422

Professional, Scientific, and Technical Services - 3.1%
3,617	AECOM	327,736
3,295	Arrowhead Pharmaceuticals, Inc. (a)	94,105
745	Aspen Technology, Inc. (a)	140,023
600	CACI International, Inc. Class A (a)	276,888
3,850	Ciena Corp. (a)	203,049
3,049	Cytokinetics, Inc. (a)	179,921
7,741	Exelixis, Inc. (a)	181,526
1,346	Exponent, Inc.	142,784
4,541	Fluor Corp. (a)	218,422
931	FTI Consulting, Inc. (a)	202,930
4,416	Genpact Ltd. ADR	153,103
3,707	H&R Block, Inc.	214,784
944	Insperity, Inc.	96,968
1,626	Maximus, Inc.	151,039
1,161	Paylocity Holding Corp. (a)	174,231
1,358	Science Applications International Corporation	168,935
1,128	Simpson Manufacturing Co., Inc.	216,678
1,416	Tetra Tech, Inc.	301,948

		3,445,070

Publishing Industries - 1.0%
1,514	Altair Engineering, Inc. (a)	133,777
558	AppFolio, Inc. (a)	123,586
1,072	Blackbaud, Inc. (a)	85,095
6,430	Dropbox, Inc. Class A (a)	153,806
6,392	Dynatrace, Inc. (a)	280,737
974	Qualys, Inc. (a)	145,262
1,545	Spire, Inc.	102,882
4,510	Tegna, Inc.	71,844
7,565	ZoomInfo Technologies, Inc. (a)	85,939

		1,182,928

Real Estate - 3.8%
8,568	American Homes 4 Rent	309,219
8,011	Brixmor Property Group, Inc.	204,040
2,991	Corporate Office Properties Trust	86,649
4,041	Cousins Properties, Inc.	111,168
2,013	EPR Properties	90,585
4,966	Equity Lifestyle Properties, Inc.	341,065
7,213	Gaming & Leisure Properties, Inc.	362,093
5,979	Independence Realty Trust, Inc.	111,508
1,271	Jones Lang LaSalle, Inc. (a)	318,894
2,844	Kilroy Realty Corp.	105,143
5,835	Kite Realty Group Trust	143,891
2,340	Lamar Advertising Co.	280,472
862	Marriott Vacations Worldwide Corp.	72,908
4,868	National Retail Properties, Inc.	218,524
1,859	National Storage Affiliates Trust	79,138
6,559	Omega Healthcare Investors, Inc.	238,748
5,784	Rexford Industrial Realty, Inc.	289,836
6,165	Sabra Health Care REIT, Inc.	100,058
4,842	Stag Industrial, Inc.	197,602
7,981	Starwood Property Trust, Inc.	159,221
4,262	Vornado Realty Trust	127,817
5,812	WP Carey, Inc.	335,992

		4,284,571

Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.2%
2,316	HealthEquity, Inc. (a)	181,760

Rental and Leasing Services - 0.3%
474	Avis Budget Group, Inc.	47,878
948	GATX Corp.	132,246
1,161	Ryder System, Inc.	162,726

		342,850

Repair and Maintenance - 0.1%
3,431	Valvoline, Inc. (a)	159,542

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.7%
2,379	Adient PLC ADR (Ireland) (a)	61,283
853	Affiliated Managers Group, Inc.	158,334
6,995	Aramark Corp.	239,719
408	Chemed Corporation	232,625
945	Evercore, Inc. Class A	236,619
2,133	Federated Investors, Inc. Class B	73,226
6,906	Fidelity National Financial, inc.	382,661
1,387	Houlihan Lokey, Inc.	208,397
2,850	Interactive Brokers Group, Inc. Class A	339,919
3,407	Janus Henderson Group PLC ADR (United Kingdom)	126,843
688	Morningstar, Inc.	218,543
4,417	nVent Electric PLC ADR (Ireland)	320,807
5,837	SLM Corp.	132,441
2,730	Stifel Financial Corp.	242,069

		2,973,486

Specialty Trade Contractors - 1.1%
948	Comfort Systems USA, Inc.	315,134
1,245	EMCOR Group, Inc.	467,423
833	TopBuild Corp. (a)	398,624

		1,181,181

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 0.4%
1,546	Dick’s Sporting Goods, Inc.	334,477
1,628	Ollie’s Bargain Outlet Holdings, Inc. (a)	158,958

		493,435

Support Activities for Mining - 1.1%
2,438	Civitas Resources, Inc.	170,075
12,639	Cleveland-Cliffs, Inc. (a)	194,009
3,560	MP Materials Corp. (a)(b)	48,131
6,624	Ovintiv, Inc.	307,619
1,745	Royal Gold, Inc.	241,019
1,599	Southwest Gas Holdings, Inc.	118,582
1,655	Valaris Ltd. ADR (a)	130,066

		1,209,501

Support Activities for Transportation - 0.4%
1,188	The Brink’s Co.	130,668
3,090	XPO, Inc. (a)	355,010

		485,678

Telecommunications - 0.2%
5,960	Frontier Communications Parent, Inc. (a)	174,628
1,220	Ziff Davis, Inc. (a)	58,414

		233,042

Textile Product Mills - 0.2%
4,618	Tempur Sealy International, Inc.	241,752

Transportation Equipment Manufacturing - 1.2%
1,928	Autoliv, Inc.	194,998
6,143	Gentex Corp.	190,802
3,260	Harley-Davidson, Inc.	122,250
1,511	Lear Corp.	184,402
1,416	Polaris Industries, Inc.	117,924
1,428	Thor Industries, Inc.	151,568
740	Visteon Corp. (a)	85,500
1,628	Woodward, Inc.	253,952

		1,301,396

Truck Transportation - 0.7%
4,302	Knight-Swift Transportation Holdings, Inc. Class A	234,158
728	Lithia Motors, Inc. Class A	201,168
713	Saia, Inc. (a)	297,927

		733,253

Utilities - 2.0%
1,543	ALLETE, Inc.	99,523
9,096	Antero Midstream Corporation	130,618
1,829	Black Hills Corp.	108,002
6,692	Essential Utilities, Inc.	272,030
1,347	IDACORP, Inc.	131,669
5,424	MDU Resources Group, Inc.	146,123
2,435	National Fuel Gas Co.	142,667
2,629	New Jersey Resources Corp.	122,906
1,628	NorthWestern Corp.	87,538
5,337	OGE Energy Corp.	206,915
1,429	Ormat Technologies, Inc.	110,948
2,734	Portland General Electric Co.	129,537
498	Texas Pacific Land Corp.	420,760
5,581	UGI Corp.	138,297

		2,247,533

Warehousing and Storage - 0.4%
5,992	CubeSmart	285,099
944	Landstar System, Inc.	179,596

		464,695

Waste Management and Remediation Services - 0.6%
1,329	Clean Harbors, Inc. (a)	317,272
4,251	Darling International, Inc. (a)	168,892
2,466	Stericycle, Inc. (a)	144,385

		630,549

Water Transportation - 0.2%
1,547	Kirby Corp. (a)	190,095

Wood Product Manufacturing - 0.6%
690	Greif, Inc.	46,009
1,692	Louisiana-Pacific Corp.	166,087
2,881	Trex Company, Inc. (a)	240,938
1,638	UFP Industries, Inc.	216,101

		669,135

	TOTAL COMMON STOCKS (Cost $73,006,288)	$75,311,190

SHORT TERM INVESTMENTS - 30.8%
Money Market Funds - 30.8%
15,286,105	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$15,286,105
19,015,498	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	19,015,498

	TOTAL SHORT TERM INVESTMENTS (Cost $34,301,603)	$34,301,603

	TOTAL INVESTMENTS (Cost $107,307,891) - 98.4% (e)	$109,612,793
	Other Assets in Excess of Liabilities - 1.6%	1,761,013

	TOTAL NET ASSETS - 100.0%	$111,373,806

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $95,807,849.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	6.1300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	20,317	$61,260,762	$1,374,549
Total return of S&P MidCap 400® Index	5.9600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	18,457	53,084,972	3,517,650
Total return of S&P MidCap 400® Index	5.8700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	19,434	54,237,067	4,934,807
Total return of S&P MidCap 400® Index	5.9800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	25,330	71,791,119	5,646,656

					$240,373,920	$15,473,662

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 70.5%
Accommodation - 0.3%
32,263	Airbnb, Inc. (a)	$4,502,624
18,284	Hilton Worldwide Holdings, Inc.	3,925,026
51,509	Host Hotels & Resorts, Inc.	901,923
26,654	Las Vegas Sands Corp.	1,057,364
17,516	Marriott International, Inc. Class A	3,981,387
18,313	MGM Resorts International (a)	786,910
6,909	Wynn Resorts Ltd.	572,203

		15,727,437

Administrative and Support Services - 1.9%
6,393	Allegion PLC ADR (Ireland)	874,626
105,558	Amcor PLC ADR (United Kingdom)	1,111,526
7,254	Ameriprise Financial, Inc.	3,119,728
29,900	Automatic Data Processing, Inc.	7,852,338
2,490	Booking Holdings, Inc.	9,250,375
8,643	Broadridge Financial Solutions, Inc.	1,849,602
5,144	Corpay, Inc. (a)	1,501,122
9,032	Equifax, Inc.	2,523,270
2,788	FactSet Research System, Inc.	1,151,695
5,647	Gartner, Inc. (a)	2,830,220
21,422	Iron Mountain, Inc.	2,197,040
10,414	Live Nation Entertainment, Inc. (a)	1,001,723
19,395	Match Group, Inc. (a)	739,725
11,475	Moody’s Corp.	5,238,108
20,537	Rollins, Inc.	983,928
17,305	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	2,712,039
152,616	Uber Technologies, Inc. (a)	9,839,153
114,964	Visa, Inc. Class A	30,542,486
26,647	Waste Management, Inc.	5,400,281

		90,718,985

Air Transportation - 0.1%
47,922	American Airlines Group, Inc. (a)	509,890
47,147	Delta Air Lines, Inc.	2,028,264
43,710	Southwest Airlines Co.	1,177,547
24,023	United Continental Holdings, Inc. (a)	1,091,125

		4,806,826

Ambulatory Health Care Services - 0.1%
3,790	DaVita, Inc. (a)	517,790
6,137	Labcorp Holdings, Inc.	1,322,155
4,293	Molina Healthcare, Inc. (a)	1,465,072
8,111	Quest Diagnostics, Inc.	1,154,195
86,942	Viatris, Inc.	1,048,521

		5,507,733

Amusement, Gambling, and Recreation Industries - 0.3%
18,657	Global Payments, Inc.	1,896,297
133,137	The Walt Disney Co.	12,473,606

		14,369,903

Apparel Manufacturing - 0.1%
6,296	Cintas Corp.	4,809,766
1,878	Deckers Outdoor Corp. (a)	1,732,699
2,850	Ralph Lauren Corp.	500,432

		7,042,897

Beverage and Tobacco Product Manufacturing - 0.9%
125,454	Altria Group, Inc.	6,148,501
11,770	Constellation Brands, Inc. Class A	2,885,533
76,238	Keurig Dr Pepper, Inc.	2,613,439
13,291	Molson Coors Brewing Co. Class B	702,429
51,784	Monster Beverage Corp. (a)	2,664,287
100,435	PepsiCo, Inc.	17,342,111
113,539	Philip Morris International, Inc.	13,075,151

		45,431,451

Broadcasting and Content Providers - 0.4%
7,144	Charter Communications, Inc. (a)	2,712,720
285,895	Comcast Corp. Class A	11,798,887
16,894	FOX Corp. Class A	642,648
9,651	FOX Corp. Class B	341,935
36,111	Paramount Global Class B	412,387
162,868	Warner Bros Discovery, Inc. (a)	1,408,808

		17,317,385

Building Material and Garden Equipment and Supplies Dealers - 0.8%
41,765	Lowe’s Companies, Inc.	10,253,725
3,826	Snap-on, Inc.	1,098,177
72,392	The Home Depot, Inc.	26,651,839
7,888	Tractor Supply Co.	2,077,068

		40,080,809

Chemical Manufacturing - 5.1%
128,958	AbbVie, Inc.	23,898,497
16,242	Air Products & Chemicals, Inc.	4,285,452
8,582	Albemarle Corp.	803,876
39,173	Amgen, Inc.	13,023,847
10,605	Biogen, Inc. (a)	2,260,986
11,521	Bio-Techne Corp.	939,998
148,052	Bristol-Myers Squibb Co.	7,041,353
13,222	Catalent, Inc. (a)	784,594
7,353	Celanese Corp.	1,037,876
13,325	CF Industries Holdings, Inc.	1,017,897
17,841	Church & Dwight Co., Inc.	1,748,596
9,081	Clorox Co.	1,198,056
59,907	Colgate-Palmolive Co.	5,942,175
30,519	DuPont de Nemours, Inc.	2,554,440
8,597	Eastman Chemical Co.	888,328
18,574	Ecolab, Inc.	4,284,836
58,315	Eli Lilly & Co.	46,901,005
9,129	FMC Corp.	532,768
90,981	Gilead Sciences, Inc.	6,920,015
13,409	Incyte Corp. (a)	872,524
41,892	IntercontinentalExchange, Inc.	6,349,152
18,665	International Flavors & Fragrances, Inc.	1,856,794
139,846	Kenvue, Inc.	2,585,753
24,615	Kimberly-Clark Corp.	3,324,256
35,108	Linde PLC ADR (Ireland)	15,921,478
18,774	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,867,262
184,979	Merck & Co., Inc.	20,926,674
23,469	Mosaic Co.	698,672
413,870	Pfizer, Inc.	12,639,590
17,201	PPG Industries, Inc.	2,184,183
172,370	Procter & Gamble Co.	27,710,201
7,760	Regeneron Pharmaceuticals, Inc. (a)	8,374,514
18,828	Vertex Pharmaceuticals, Inc. (a)	9,333,416
33,321	Zoetis, Inc.	5,999,113

		246,708,177

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%

16,346	Bath & Body Works, Inc.	600,716
8,346	Lululemon Athletica, Inc. (a)	2,158,776
24,501	Ross Stores, Inc.	3,509,278
82,728	TJX Companies, Inc.	9,349,919

		15,618,689

Computer and Electronic Product Manufacturing - 18.1%
118,021	Advanced Micro Devices, Inc. (a)	17,051,674
21,417	Agilent Technologies, Inc.	3,028,364
428,996	Alphabet, Inc.	73,589,974
356,903	Alphabet, Inc. Class C	61,797,754
16,918	AMETEK, Inc.	2,934,935
87,743	Amphenol Corp. Class A	5,638,365
36,221	Analog Devices, Inc.	8,380,815
1,052,740	Apple, Inc.	233,792,499
18,550	Arista Networks, Inc. (a)	6,428,502
1,496	Bio-Rad Laboratories, Inc. (a)	506,187
317,970	Broadcom, Inc.	51,091,420
295,739	Cisco Systems, Inc.	14,328,555
48,131	Danaher Corp.	13,336,137
9,948	Enphase Energy, Inc. (a)	1,145,114
7,833	First Solar, Inc. (a)	1,691,850
46,292	Fortinet, Inc. (a)	2,686,788
25,706	Fortive Corp.	1,846,976
30,987	GE HealthCare Technologies, Inc.	2,622,430
17,036	Hologic, Inc. (a)	1,390,308
63,016	HP, Inc.	2,274,247
310,918	Intel Corp.	9,557,619
67,082	International Business Machines Corp.	12,889,135
8,786	Jabil Circuit, Inc.	989,919
12,764	Keysight Technologies, Inc. (a)	1,781,471
13,831	L3Harris Technologies, Inc.	3,138,116
39,483	Microchip Technology, Inc.	3,505,301
80,885	Micron Technology, Inc.	8,882,791
3,558	Monolithic Power Systems, Inc.	3,070,874
12,192	Motorola Solutions, Inc.	4,863,633
15,084	NetApp, Inc.	1,915,366
10,142	Northrop Grumman Corp.	4,911,973
1,796,573	NVIDIA Corp.	210,234,972
18,689	NXP Semiconductors NV ADR (Netherlands)	4,918,197
31,404	ON Semiconductor Corp. (a)	2,457,363
29,558	Otis Worldwide Corp.	2,793,231
23,610	Palto Alto Networks, Inc. (a)	7,666,875
9,010	PerkinElmer, Inc.	1,131,746
7,030	Qorvo, Inc. (a)	842,194
81,650	Qualcomm, Inc.	14,774,567
7,833	Roper Technologies, Inc.	4,267,027
97,114	RTX Corp.	11,409,924
14,239	Seagate Technology Holdings PLC ADR (Ireland)	1,454,799
11,729	Skyworks Solutions, Inc.	1,332,649
3,671	Super Micro Computer, Inc. (a)	2,575,757
3,461	Teledyne Technologies, Inc. (a)	1,460,057
11,417	Teradyne, Inc.	1,497,454
66,518	Texas Instruments, Inc.	13,557,034
27,870	Thermo Fisher Scientific, Inc.	17,093,786
17,813	Trimble, Inc. (a)	971,521
16,021	Veralto Corp.	1,707,198
4,311	Waters Corp. (a)	1,449,703
23,840	Western Digital Corp. (a)	1,598,472
3,766	Zebra Technologies Corp. Class A (a)	1,322,582

		867,586,200

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
42,730	Fiserv, Inc. (a)	6,989,346

Construction of Buildings - 0.2%
21,637	D.R. Horton, Inc.	3,893,145
17,869	Lennar Corp. Class A	3,161,562
214	NVR, Inc. (a)	1,842,001
15,368	PulteGroup, Inc.	2,028,576

		10,925,284

Couriers and Messengers - 0.2%
16,518	FedEx Corp.	4,992,566
53,287	United Parcel Service, Inc. Class B	6,947,026

		11,939,592

Credit Intermediation and Related Activities - 3.5%
41,504	American Express Co.	10,502,172
496,925	Bank of America Corp.	20,031,047
54,632	Bank of New York Mellon Corp.	3,554,904
27,900	Capital One Financial Corp.	4,224,060
139,301	Citigroup, Inc.	9,037,849
33,221	Citizens Financial Group, Inc.	1,417,540
18,285	Discover Financial Services	2,632,857
40,627	Fidelity National Information Services, Inc.	3,121,372
49,945	Fifth Third Bancorp	2,114,671
105,827	Huntington Bancshares, Inc.	1,582,114
209,722	JPMorgan Chase & Co.	44,628,842
68,853	KeyCorp	1,110,599
12,198	M&T Bank Corp.	2,100,130
59,949	MasterCard, Inc. Class A	27,798,951
14,948	Northern Trust Corp.	1,325,140
29,089	PNC Financial Services Group, Inc.	5,268,018
66,883	Regions Financial Corp.	1,496,173
21,992	State Street Corp.	1,868,660
29,319	Synchrony Financial	1,489,112
97,711	Truist Financial Corp.	4,366,704
113,970	U.S. Bancorp	5,114,974
254,621	Wells Fargo & Co.	15,109,210

		169,895,099

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
8,800	A.O. Smith Corp.	748,352
5,194	Axon Enterprise, Inc. (a)	1,558,252
41,758	Emerson Electric Co.	4,890,279
4,428	Generac Holdings, Inc. (a)	689,351
8,341	Rockwell Automation, Inc.	2,324,220
22,351	TE Connectivity Ltd. ADR (Switzerland)	3,449,430

		13,659,884

Fabricated Metal Product Manufacturing - 0.1%
22,688	Ball Corp.	1,448,175
17,503	Nucor Corp.	2,851,939
12,130	Pentair PLC ADR (Ireland)	1,065,863
11,243	Stanley Black & Decker, Inc.	1,187,486

		6,553,463

Food and Beverage Retailers - 0.1%
48,904	Kroger Co.	2,665,268

Food Manufacturing - 0.9%
36,117	Archer-Daniels-Midland Co.	2,239,615
14,360	Campbell Soup Co.	672,910
283,190	Coca-Cola Co.	18,900,101
41,245	General Mills, Inc.	2,769,189
21,192	Hormel Foods Corp.	680,475

19,216	Kellanova	1,117,410
10,561	Lamb Weston Holdings, Inc.	633,871
18,378	McCormick & Co, Inc.	1,415,290
97,969	Mondelez International, Inc.	6,696,181
10,780	The Hershey Co.	2,128,834
7,768	The J.M. Smucker Co.	916,236
57,637	The Kraft Heinz Co.	2,029,399
20,904	Tyson Foods, Inc. Class A	1,273,054

		41,472,565

Food Services and Drinking Places - 0.6%
100,312	Chipotle Mexican Grill, Inc. (a)	5,448,948
8,733	Darden Restaurants, Inc.	1,277,551
52,608	McDonald’s Corp.	13,962,163
82,743	Starbucks Corp.	6,449,817
20,550	Yum! Brands, Inc.	2,729,656

		29,868,135

Funds, Trusts, and Other Financial Vehicles - 0.1%
11,221	Garmin Ltd. ADR (Switzerland)	1,921,596
16,319	T. Rowe Price Group, Inc.	1,863,793

		3,785,389

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
14,066	Best Buy Co., Inc.	1,216,990

Gasoline Stations and Fuel Dealers - 0.4%
125,197	Chevron Corp.	20,090,363

General Merchandise Retailers - 3.8%
668,857	Amazon.com, Inc. (a)	125,062,882
32,386	Costco Wholesale Corp.	26,621,292
16,020	Dollar General Corp.	1,928,648
15,110	Dollar Tree, Inc. (a)	1,576,577
36,960	eBay, Inc.	2,055,346
8,537	Etsy, Inc. (a)	556,100
33,785	Target Corp.	5,081,602
312,005	Walmart, Inc.	21,416,023

		184,298,470

Health and Personal Care Retailers - 0.2%
91,698	CVS Health Corp.	5,532,140
3,500	Ulta Beauty, Inc. (a)	1,277,115
52,285	Walgreens Boots Alliance, Inc.	620,623

		7,429,878

Hospitals - 0.1%
14,166	HCA Healthcare, Inc.	5,142,966
4,358	Universal Health Services, Inc. Class B	931,566

		6,074,532

Insurance Carriers and Related Activities - 3.9%
37,763	Aflac, Inc.	3,601,835
19,255	Allstate Corp.	3,294,916
48,488	American International Group, Inc.	3,841,704
27,304	Arch Capital Group Ltd. ADR (a)	2,615,177
15,969	Arthur J. Gallagher & Co.	4,527,052
3,808	Assurant, Inc.	665,905
132,209	Berkshire Hathaway, Inc. Class B (a)	57,973,647
17,305	Brown & Brown, Inc.	1,720,636
38,987	Centene Corp. (a)	2,998,880
29,639	Chubb Limited ADR (Switzerland)	8,170,287
20,738	Cigna Corp.	7,230,718
11,450	Cincinnati Financial Corp.	1,495,599
16,958	Elevance Health, Inc.	9,022,165
3,176	Everest Re Group Ltd. ADR	1,247,755
6,110	Globe Life, Inc.	566,641
21,591	Hartford Financial Services Group, Inc.	2,394,874
8,816	Humana, Inc.	3,187,954
13,269	Loews Corp.	1,060,857
35,985	Marsh & McLennan Companies, Inc.	8,009,181
43,625	MetLife, Inc.	3,352,581
15,746	Principal Financial Group, Inc.	1,283,456
42,776	Progressive Corp.	9,159,197
26,212	Prudential Financial, Inc.	3,284,888
16,735	Travelers Companies, Inc.	3,622,123
67,222	UnitedHealth Group, Inc.	38,730,628
22,093	W.R. Berkley Corp.	1,217,987
7,445	Willis Towers Watson PLC ADR (Ireland)	2,101,575

		186,378,218

Leather and Allied Product Manufacturing - 0.2%
88,482	NIKE, Inc. Class B	6,623,763
16,792	Tapestry, Inc.	673,191

		7,296,954

Machinery Manufacturing - 1.8%
60,708	Applied Materials, Inc.	12,882,238
72,888	Baker Hughes Co.	2,822,223
61,189	Carrier Global Corp.	4,167,583
35,713	Caterpillar, Inc.	12,363,841
10,003	Cummins, Inc.	2,918,875
18,895	Deere & Co.	7,028,562
79,951	General Electric Co.	13,607,660
5,539	IDEX Corp.	1,154,771
29,490	Ingersoll Rand, Inc.	2,960,796
9,562	Lam Research Corp.	8,808,897
1,571	Mettler-Toledo International, Inc. (a)	2,389,538
3,968	Nordson Corp.	993,310
9,384	Parker Hannifin Corp.	5,265,925
16,515	Trane Technologies PLC ADR (Ireland)	5,520,634
17,720	Xylem, Inc.	2,365,620

		85,250,473

Management of Companies and Enterprises - 0.5%
127,031	Abbott Laboratories	13,457,664
15,891	Aon PLC ADR (United Kingdom)	5,220,352
10,340	Bunge Global SA ADR (Switzerland)	1,088,078
31,364	Norwegian Cruise Line Holdings Ltd. ADR (a)	578,039
37,918	Smurfit WestRock PLC ADR (Ireland) (a)	1,700,243

		22,044,376

Merchant Wholesalers, Durable Goods - 0.6%
8,910	Builders FirstSource, Inc. (a)	1,491,267
63,883	Copart, Inc. (a)	3,342,998
41,810	Fastenal Co.	2,958,058
10,156	Genuine Parts Co.	1,494,049
9,329	Henry Schein, Inc. (a)	671,128
3,919	Hubbell, Inc.	1,550,552
2,891	Huntington Ingalls Industries, Inc.	809,422
49,204	Johnson Controls International PLC ADR (Ireland)	3,520,054
9,830	KLA-Tencor Corp.	8,090,778
19,498	LKQ Corp.	809,167
3,848	Mohawk Industries, Inc. (a)	619,797
2,805	Pool Corp.	1,049,182
3,196	W.W. Grainger, Inc.	3,121,885

		29,528,337

Merchant Wholesalers, Nondurable Goods - 0.6%
13,087	Brown Forman Corp. Class B	591,009
17,805	Cardinal Health, Inc.	1,795,278

12,074	Cencora, Inc.	2,872,163
34,918	ConAgra Brands, Inc.	1,058,714
2,544	Domino’s Pizza, Inc.	1,090,613
19,823	Illinois Tool Works, Inc.	4,901,832
9,500	McKesson Corp.	5,861,690
36,363	Sysco Corp.	2,787,224
17,028	The Sherwin Williams Co.	5,973,422

		26,931,945

Mining (except Oil and Gas) - 0.3%
104,932	Freeport-McMoRan Copper & Gold, Inc.	4,764,962
4,507	Martin Marietta Materials, Inc.	2,674,229
84,198	Newmont Corp.	4,131,596
9,677	Vulcan Materials Co.	2,656,433

		14,227,220

Miscellaneous Manufacturing - 2.0%
40,396	3M Co.	5,152,510
5,125	Align Technology, Inc. (a)	1,188,385
37,231	Baxter International, Inc.	1,333,614
21,096	Becton, Dickinson & Co.	5,085,402
107,378	Boston Scientific Corp. (a)	7,933,087
29,071	DexCom, Inc. (a)	1,971,595
10,052	Dover Corp.	1,852,181
43,985	Edwards Lifesciences Corp. (a)	2,773,254
17,005	Estee Lauder Companies, Inc. Class A	1,693,868
9,571	Hasbro, Inc.	616,947
5,128	Insulet Corp. (a)	996,627
25,928	Intuitive Surgical, Inc. (a)	11,527,848
175,799	Johnson & Johnson	27,749,872
96,972	Medtronic PLC ADR (Ireland)	7,788,791
10,708	ResMed, Inc.	2,283,481
10,108	Solventum Corp. (a)	595,159
7,215	Steris PLC ADR (Ireland)	1,722,653
24,755	Stryker Corp.	8,106,025
3,439	Teleflex, Inc.	759,744
13,920	Textron, Inc.	1,293,168
14,520	The Cooper Companys, Inc. (a)	1,355,152
15,035	Zimmer Biomet Holdings, Inc.	1,674,147

		95,453,510

Motion Picture and Sound Recording Industries - 0.4%
31,458	Netflix, Inc. (a)	19,766,634

Motor Vehicle and Parts Dealers - 0.2%
1,261	AutoZone, Inc. (a)	3,951,583
11,507	CarMax, Inc. (a)	971,651
4,278	O’Reilly Automotive, Inc. (a)	4,818,483

		9,741,717

National Security and International Affairs - 0.0% (†)
9,872	Leidos Holdings, Inc.	1,425,517

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
56,295	Corning, Inc.	2,252,363

Oil and Gas Extraction - 1.3%
26,321	APA Corp.	820,952
54,366	Coterra Energy, Inc.	1,402,643
46,162	Devon Energy Corp.	2,170,999
13,034	Diamondback Energy, Inc.	2,636,908
61,202	Dominion Energy, Inc.	3,271,859
41,977	EOG Resources, Inc.	5,322,684
43,324	EQT Corp.	1,495,111
327,630	Exxon Mobil Corp.	38,853,642
41,205	Marathon Oil Corp.	1,155,800
48,549	Occidental Petroleum Corp.	2,952,750

		60,083,348

Paper Manufacturing - 0.0% (†)
6,524	Packaging Corp of America	1,303,952

Performing Arts, Spectator Sports, and Related Industries - 0.1%
15,811	Caesars Entertainment Inc. (a)	631,649
17,784	Electronic Arts, Inc.	2,684,317

		3,315,966

Petroleum and Coal Products Manufacturing - 0.5%
85,434	ConocoPhillips	9,500,261
25,728	Marathon Petroleum Corp.	4,554,370
30,946	Phillips 66	4,502,024
23,876	Valero Energy Corp.	3,861,227

		22,417,882

Pipeline Transportation - 0.1%
16,188	Targa Resources Corp.	2,189,912
89,021	Williams Companies, Inc.	3,822,562

		6,012,474

Plastics and Rubber Products Manufacturing - 0.1%
5,882	Avery Dennison Corp.	1,275,394
5,321	West Pharmaceutical Services, Inc.	1,629,131

		2,904,525

Primary Metal Manufacturing - 0.1%
28,313	Howmet Aerospace, Inc.	2,709,554
10,792	Steel Dynamics, Inc.	1,437,710

		4,147,264

Professional, Scientific, and Technical Services - 3.5%
45,920	Accenture PLC Class A ADR (Ireland)	15,182,070
9,793	CDW Corp.	2,135,951
3,774	Charles River Laboratories International, Inc. (a)	921,233
36,341	Cognizant Technology Solutions Corp. Class A	2,750,287
29,193	Eaton Corporation PLC ADR (Ireland)	8,897,734
4,246	EPAM Systems, Inc. (a)	913,442
15,472	Extra Space Storage, Inc.	2,469,641
4,293	F5 Networks, Inc. (a)	874,227
10,291	GoDaddy, Inc. (a)	1,496,826
6,043	IDEXX Laboratories, Inc. (a)	2,877,193
25,386	International Paper Co.	1,179,941
27,560	Interpublic Group of Companies, Inc.	886,605
13,319	IQVIA Holdings, Inc. (a)	3,279,537
5,326	Jack Henry & Associates, Inc.	913,303
9,160	Jacobs Solutions, Inc.	1,340,566
23,723	Juniper Networks, Inc.	894,120
160,032	Meta Platforms, Inc.	75,987,995
24,346	Moderna, Inc. (a)	2,902,530
14,280	Omnicom Group, Inc.	1,400,011
116,429	Oracle Corp.	16,236,024
23,389	Paychex, Inc.	2,994,260
3,511	Paycom Software, Inc.	585,600
8,762	PTC, Inc. (a)	1,558,322
14,979	ServiceNow, Inc. (a)	12,198,748
11,575	Take-Two Interactive Software, Inc. (a)	1,742,385
6,327	VeriSign, Inc. (a)	1,183,212
10,432	Verisk Analytics, Inc. Class A	2,730,576

		166,532,339

Publishing Industries - 6.4%
32,700	Adobe, Inc. (a)	18,038,955
11,101	Akamai Technologies, Inc. (a)	1,091,006

6,377	Ansys, Inc. (a)	2,000,018
15,601	Autodesk, Inc. (a)	3,861,560
19,886	Cadence Design Systems, Inc. (a)	5,322,687
16,861	CrowdStrike Holdings, Inc. (a)	3,911,078
11,508	Dayforce, Inc. (a)	682,194
1,806	Fair Isaac Corp. (a)	2,889,600
94,961	Hewlett Packard Enterprise Co.	1,890,673
20,464	Intuit, Inc.	13,247,370
542,815	Microsoft Corp.	227,086,655
27,721	News Corp. Class A	764,545
8,334	News Corp. Class B	237,436
40,245	NortonLifeLock, Inc.	1,045,968
70,942	Salesforce, Inc.	18,359,790
11,118	Synopsys, Inc. (a)	6,207,402
3,100	Tyler Technologies, Inc. (a)	1,761,141

		308,398,078

Rail Transportation - 0.3%
142,801	CSX Corp.	5,012,315
44,560	Union Pacific Corp.	10,994,289

		16,006,604

Real Estate - 1.3%
11,507	Alexandria Real Estate Equities, Inc.	1,349,656
34,093	American Tower Corp.	7,514,097
10,377	AvalonBay Communities, Inc.	2,126,455
10,570	BXP, Inc.	753,747
7,795	Camden Property Trust	863,296
22,018	CBRE Group, Inc. Class A (a)	2,481,649
31,744	Crown Castle, Inc.	3,494,380
23,684	Digital Realty Trust, Inc.	3,540,521
25,179	Equity Residential	1,753,214
4,701	Essex Property Trust, Inc.	1,308,570
5,452	Federal Realty Investment Trust	608,716
51,407	Healthpeak Properties, Inc.	1,121,701
42,061	Invitation Homes, Inc.	1,483,491
48,742	Kimco Realty Corp.	1,059,164
8,530	Mid-America Apartment Communities, Inc.	1,192,238
67,620	Prologis, Inc.	8,523,501
11,527	Public Storage	3,411,070
63,590	Realty Income Corp.	3,651,974
11,987	Regency Centers Corp.	807,205
23,794	Simon Property Group, Inc.	3,650,951
22,121	UDR, Inc.	886,389
29,554	Ventas, Inc.	1,608,920
76,190	VICI Properties, Inc.	2,381,699
43,668	Welltower, Inc.	4,858,065
53,257	Weyerhaeuser Co.	1,691,442

		62,122,111

Rental and Leasing Services - 0.1%
4,864	United Rentals, Inc.	3,682,534

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.7%
10,173	BlackRock, Inc.	8,916,635
7,679	Cboe Global Markets, Inc.	1,409,173
109,027	Charles Schwab Corp.	7,107,470
26,321	CME Group, Inc.	5,098,641
51,340	Dow, Inc.	2,796,490
21,882	Franklin Resources, Inc.	500,441
23,571	Goldman Sachs Group, Inc.	11,998,346
32,848	Invesco Ltd. ADR (a)	566,957
48,594	KKR & Co., Inc.	5,998,929
2,771	MarketAxess Holdings, Inc.	619,402
91,385	Morgan Stanley	9,431,846
5,788	MSCI, Inc. Class A	3,129,919
30,187	NASDAQ OMX Group, Inc.	2,043,056
13,629	Raymond James Financial, Inc.	1,580,964
23,369	S&P Global, Inc.	11,327,655
52,167	The Blackstone Group, Inc.	7,415,539

		79,941,463

Specialty Trade Contractors - 0.1%
10,669	Quanta Services, Inc.	2,831,339

Support Activities for Agriculture and Forestry - 0.1%
50,885	Corteva, Inc.	2,854,649

Support Activities for Mining - 0.2%
64,672	Halliburton Co.	2,242,825
20,173	Hess Corp.	3,094,942
104,418	Schlumberger Ltd. ADR (Curaco) (a)	5,042,345

		10,380,112

Support Activities for Transportation - 0.2%
8,550	C.H. Robinson Worldwide, Inc.	761,378
9,254	Expedia, Inc. (a)	1,181,458
10,314	Expeditors International of Washington, Inc.	1,287,393
5,960	J.B. Hunt Transport Services, Inc.	1,031,974
16,476	Norfolk Southern Corp.	4,111,751

		8,373,954

Telecommunications - 0.9%
523,680	AT&T, Inc.	10,080,840
6,943	Equinix, Inc.	5,486,636
76,398	PayPal Holdings, Inc. (a)	5,025,461
7,860	SBA Communications Corp.	1,725,584
37,672	T-Mobile US, Inc.	6,866,852
307,436	Verizon Communications, Inc.	12,457,307

		41,642,680

Transportation Equipment Manufacturing - 2.0%
19,881	Aptiv PLC ADR (United Kingdom) (a)	1,379,543
42,161	Boeing Co. (a)	8,035,887

16,635	BorgWarner, Inc.	587,382
286,395	Ford Motor Co.	3,098,794
16,597	General Dynamics Corp.	4,957,690
83,307	General Motors Co.	3,692,166
47,575	Honeywell International, Inc.	9,740,981
15,572	Lockheed Martin Corp.	8,438,778
38,285	Paccar, Inc.	3,777,198
202,659	Tesla, Inc. (a)	47,031,074
4,090	TransDigm Group, Inc.	5,293,360
12,857	Wabtec Corp.	2,071,905

		98,104,758

Truck Transportation - 0.1%
13,002	Old Dominion Freight Line, Inc.	2,732,760

Utilities - 1.8%
51,914	AES Corp.	923,550
18,749	Alliant Energy Corp.	1,043,569
19,489	Ameren Corp.	1,544,893
38,503	American Electric Power Co., Inc.	3,777,914
14,204	American Water Works Co., Inc.	2,022,081
11,024	Atmos Energy Corp.	1,409,749
46,703	CenterPoint Energy, Inc.	1,296,008
21,832	CMS Energy Corp.	1,414,714
25,254	Consolidated Edison, Inc.	2,462,770
23,020	Constellation Energy Corp.	4,369,196
15,126	DTE Energy Co.	1,823,137
56,362	Duke Energy Corp.	6,158,676
28,125	Edison International	2,250,281
15,572	Entergy Corp.	1,805,885
16,804	Evergy, Inc.	974,632
25,723	Eversource Energy	1,669,680
73,031	Exelon Corp.	2,716,753
37,833	FirstEnergy Corp.	1,585,581
20,039	GE Vernova, Inc. (a)	3,571,751
141,045	Kinder Morgan, Inc.	2,980,281
150,048	NextEra Energy, Inc.	11,462,167
32,724	NiSource, Inc.	1,022,625
15,210	NRG Energy, Inc.	1,143,336
42,632	ONEOK, Inc.	3,552,524
156,075	PG&E Corp.	2,848,369
8,310	Pinnacle West Capital Corp.	711,253
53,890	PPL Corp.	1,601,611
36,370	Public Service Enterprise Group, Inc.	2,901,235
46,236	Sempra Energy	3,701,654
79,855	Southern Co.	6,669,490
23,846	Vistra Corp.	1,889,080
23,079	WEC Energy Group, Inc.	1,986,179
40,582	Xcel Energy, Inc.	2,365,119

		87,655,743

Waste Management and Remediation Services - 0.1%
14,957	Republic Services, Inc.	2,906,444

Water Transportation - 0.0% (†)
73,797	Carnival Corp. ADR (Panama) (a)	1,229,458

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0% (†)
29,821	CoStar Group, Inc. (a)	2,326,634

Wood Product Manufacturing - 0.0% (†)
16,064	Masco Corp.	1,250,582

	TOTAL COMMON STOCKS (Cost $3,353,659,412)	$3,387,235,667

SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
817,133,873	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$817,133,873
87,647	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	87,647
67,697	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	67,697
303,176,135	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	303,176,135

	TOTAL SHORT TERM INVESTMENTS (Cost $1,120,465,352)	$1,120,465,352

	TOTAL INVESTMENTS (Cost $4,474,124,764) - 93.8% (c)	$4,507,701,019
	Other Assets in Excess of Liabilities - 6.2% (d)	297,827,622

	TOTAL NET ASSETS - 100.0%	$4,805,528,641

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,107,571,048.
(d)	$126,087,503 of cash is pledged as collateral for futures contracts.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	6.1300% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	195,728	$913,238,043	$143,056,283
Total return of S&P 500® Index	5.9300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	226,203	1,035,053,829	185,182,713
Total return of S&P 500® Index	6.0800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	226,893	1,092,492,678	136,545,376
Total return of S&P 500® Index	6.1000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	50,629	235,105,887	37,653,383
Total return of S&P 500® Index	5.8400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	330,274	1,630,694,021	160,469,329
Total return of S&P 500® Index	6.0200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	330,456	1,681,766,593	117,216,363
Total return of S&P 500® Index	6.1200% representing 1 month SOFR rate + spread	Barclays	12/23/2024	196,769	985,278,456	84,957,046

					$7,573,629,507	$865,080,493

Long Futures Contracts (Unaudited)

July 31, 2024

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Payable, net	Unrealized Appreciation

S&P 500 Index	9/20/2024	8,750	$2,431,625,000	$37,406,250	$21,561,453

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.3%
Money Market Funds - 110.3%
244,211,784	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$244,211,784
41,768,511	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	41,768,511
38,007,350	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	38,007,350
210,718,055	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	210,718,055

	TOTAL SHORT TERM INVESTMENTS (Cost $534,705,700) (b)	$534,705,700

	TOTAL INVESTMENTS (Cost $534,705,700) - 110.3%	$534,705,700
	Liabilities in Excess of Other Assets - (10.3)%	(49,817,558)

	TOTAL NET ASSETS - 100.0%	$484,888,142

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $355,924,547.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.5300% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/4/2024	33,089	$179,409,243	$(1,476,938)
5.7300% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	12/10/2024	26,248	133,748,005	(8,941,796)
5.8800% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2024	85,278	462,043,839	(6,380,022)
5.9100% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/16/2024	54,277	279,028,733	(17,038,303)
5.4800% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/17/2024	11,095	56,626,378	(3,669,200)
5.7800% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/19/2024	18,787	98,848,854	(3,905,471)
5.9000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/23/2024	34,650	187,093,128	(3,279,286)

					$1,396,798,180	$(44,691,016)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 68.2%
9,586,613	iShares Russell 2000 ETF (a)	$2,146,059,186

	TOTAL INVESTMENT COMPANIES (Cost $1,959,123,430)	$2,146,059,186

SHORT TERM INVESTMENTS - 28.8%
Money Market Funds - 28.8%
542,336,516	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$542,336,516
16,250,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	16,250,000
347,830,029	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	347,830,029

	TOTAL SHORT TERM INVESTMENTS (Cost $906,416,545)	$906,416,545

	TOTAL INVESTMENTS (Cost $2,865,539,975) - 97.0% (c)	$3,052,475,731
	Other Assets in Excess of Liabilities - 3.0%	94,560,427

	TOTAL NET ASSETS - 100.0%	$3,147,036,158

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,776,962,367.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	5.9800% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	530,185	$1,043,077,471	$132,672,043
Total return of Russell 2000® Index	5.9300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	517,441	1,000,562,224	145,654,329
Total return of Russell 2000® Index	5.7900% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	55,000	108,827,795	12,405,745
Total return of Russell 2000® Index	5.7200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	200,000	423,703,791	23,508,072
Total return of Russell 2000® Index	5.9300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	361,937	765,302,279	41,219,904
Total return of Russell 2000® Index	5.7200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	812,117	1,804,966,417	23,671,163
Total return of Russell 2000® Index	5.9100% representing 1 month SOFR rate + spread	Barclays	12/23/2024	759,159	1,701,001,731	8,521,795

					$6,847,441,708	$387,653,051

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 117.0%
Money Market Funds - 117.0%
241,624,575	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$241,624,575
26,380,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	26,380,000
63,464,996	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	63,464,996
117,533,809	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	117,533,809

	TOTAL SHORT TERM INVESTMENTS (Cost $449,003,380) (b)	$449,003,380

	TOTAL INVESTMENTS (Cost $449,003,380) - 117.0%	$449,003,380
	Liabilities in Excess of Other Assets - (17.0)%	(65,287,637)

	TOTAL NET ASSETS - 100.0%	$383,715,743

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $289,559,656.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.6300% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/4/2024	80,677	$173,860,991	$(6,372,169)
5.7300% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2024	72,569	152,870,120	(8,445,690)
5.5800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Societe Generale	12/16/2024	51,000	100,662,762	(11,908,058)
5.5100% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/16/2024	64,201	125,114,479	(16,909,813)
5.6400% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2024	68,749	146,267,494	(7,600,242)
5.4800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/19/2024	49,692	109,361,561	(1,893,033)
5.6700% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Barclays	12/23/2024	123,733	265,130,578	(12,185,448)

					$1,073,267,985	$(65,314,453)

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 50.1%
16,125,557	iShares China Large-Cap ETF (a)	$414,104,304

	TOTAL INVESTMENT COMPANIES (Cost $401,645,790)	$414,104,304

SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
178,003,480	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$178,003,480
125,773,328	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	125,773,328
128,225,174	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	128,225,174

	TOTAL SHORT TERM INVESTMENTS (Cost $432,001,982)	$432,001,982

	TOTAL INVESTMENTS (Cost $833,647,772) - 102.3% (c)	$846,106,286
	Liabilities in Excess of Other Assets - (2.3)%	(19,006,078)

	TOTAL NET ASSETS - 100.0%	$827,100,208

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $696,899,959.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	6.0800% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	8,552,730	$199,152,028	$16,507,204
Total return of iShares China Large-Cap ETF	5.8300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	24,813,109	577,440,766	47,401,075
Total return of iShares China Large-Cap ETF	6.1100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	7,338,329	171,958,337	13,674,986
Total return of iShares China Large-Cap ETF	6.1800% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	8,750,000	207,452,224	13,697,579
Total return of iShares China Large-Cap ETF	6.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	7,292,491	160,351,063	22,754,630
Total return of iShares China Large-Cap ETF	6.1800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	7,240,552	165,539,585	15,070,589
Total return of iShares China Large-Cap ETF	5.9300% representing 1 month SOFR rate + spread	Citibank N.A.	5/2/2025	16,512,711	458,541,975	(38,871,574)

					$1,940,435,978	$90,234,489

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.6%
Money Market Funds - 104.6%
86,608,387	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$86,608,387
51,759,368	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	51,759,368

	TOTAL SHORT TERM INVESTMENTS (Cost $138,367,755) (b)	$138,367,755

	TOTAL INVESTMENTS (Cost $138,367,755) - 104.6%	$138,367,755
	Liabilities in Excess of Other Assets - (4.6)%	(6,092,294)

	TOTAL NET ASSETS - 100.0%	$132,275,461

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $92,440,532.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.4400% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	BNP Paribas	12/4/2024	3,013,568	$82,748,851	$5,860,347
5.9100% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2024	7,108,159	180,472,282	(1,882,415)
5.5600% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2024	5,331,482	143,962,232	7,869,244

					$407,183,365	$11,847,176

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 54.5%
181,770	Vanguard FTSE Europe ETF (a)	$12,443,974

	TOTAL INVESTMENT COMPANIES (Cost $11,930,917)	$12,443,974

SHORT TERM INVESTMENTS - 43.7%
Money Market Funds - 43.7%
4,838,066	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$4,838,066
2,936,986	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	2,936,986
2,194,429	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	2,194,429

	TOTAL SHORT TERM INVESTMENTS (Cost $9,969,481)	$9,969,481

	TOTAL INVESTMENTS (Cost $21,900,398) - 98.2% (c)	$22,413,455
	Other Assets in Excess of Liabilities - 1.8%	411,919

	TOTAL NET ASSETS - 100.0%	$22,825,374

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,539,047.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Vanguard FTSE Europe ETF	5.6200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	220,521	$13,769,495	$1,231,861
Total return of Vanguard FTSE Europe ETF	5.7300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	200,569	13,199,422	502,031
Total return of Vanguard FTSE Europe ETF	5.8300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	181,136	12,389,309	23,790
Total return of Vanguard FTSE Europe ETF	6.0700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	97,075	6,420,669	208,825
Total return of Vanguard FTSE Europe ETF	5.8800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	119,175	7,651,332	429,738

					$53,430,227	$2,396,245

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 6.5%
128,124	iShares MSCI Emerging Markets ETF (a)	$5,502,925

	TOTAL INVESTMENT COMPANIES (Cost $5,539,726)	$5,502,925

SHORT TERM INVESTMENTS - 87.8%
Money Market Funds - 87.8%
39,527,555	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$39,527,555
7,320,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	7,320,000
27,723,409	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	27,723,409

	TOTAL SHORT TERM INVESTMENTS (Cost $74,570,964)	$74,570,964

	TOTAL INVESTMENTS (Cost $80,110,690) - 94.3% (c)	$80,073,889
	Other Assets in Excess of Liabilities - 5.7%	4,846,102

	TOTAL NET ASSETS - 100.0%	$84,919,991

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,884,980.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Emerging Markets ETF	5.8600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,629,285	$64,024,358	$5,247,279
Total return of iShares MSCI Emerging Markets ETF	5.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,426,234	55,611,710	4,283,572
Total return of iShares MSCI Emerging Markets ETF	5.9000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,672,086	66,791,492	4,287,547
Total return of iShares MSCI Emerging Markets ETF	6.1800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	1,075,936	45,493,677	484,824

					$231,921,237	$14,303,222

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.1%
Money Market Funds - 107.1%
10,847,381	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$10,847,381
7,619,214	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	7,619,214

	TOTAL SHORT TERM INVESTMENTS (Cost $18,466,595) (b)	$18,466,595

	TOTAL INVESTMENTS (Cost $18,466,595) - 107.1%	$18,466,595
	Liabilities in Excess of Other Assets - (7.1)%	(1,229,446)

	TOTAL NET ASSETS - 100.0%	$17,237,149

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,413,490.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.6300% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/16/2024	579,639	$24,918,730	$145,531
5.4600% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2024	410,961	16,891,514	(568,150)
5.6600% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/19/2024	213,459	8,993,236	(157,464)

					$50,803,480	$(580,083)

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 46.5%
202,403	iShares MSCI Mexico ETF (a)(b)	$11,439,817

	TOTAL INVESTMENT COMPANIES (Cost $11,623,908)	$11,439,817

SHORT TERM INVESTMENTS - 65.8%
Money Market Funds - 65.8%
8,871,394	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$8,871,394
3,231,727	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (c)	3,231,727
4,070,664	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	4,070,664

	TOTAL SHORT TERM INVESTMENTS (Cost $16,173,785)	$16,173,785

	TOTAL INVESTMENTS (Cost $27,797,693) - 112.3% (e)	$27,613,602
	Liabilities in Excess of Other Assets - (12.3)%	(3,036,003)

	TOTAL NET ASSETS - 100.0%	$24,577,599

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,805,768.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Mexico ETF	5.8800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	235,770	$14,374,126	$(1,181,251)
Total return of iShares MSCI Mexico ETF	6.0300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	356,423	20,541,939	(472,819)
Total return of iShares MSCI Mexico ETF	5.8800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	510,000	28,754,191	(113,139)

					$63,670,256	$(1,767,209)

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 55.3%
321,069	iShares MSCI South Korea ETF (a)	$21,367,142

	TOTAL INVESTMENT COMPANIES (Cost $20,392,126)	$21,367,142

SHORT TERM INVESTMENTS - 39.4%
Money Market Funds - 39.4%
4,237,480	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$4,237,480
2,950,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	2,950,000
8,032,513	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	8,032,513

	TOTAL SHORT TERM INVESTMENTS (Cost $15,219,993)	$15,219,993

	TOTAL INVESTMENTS (Cost $35,612,119) - 94.7% (c)	$36,587,135
	Other Assets in Excess of Liabilities - 5.3%	2,057,843

	TOTAL NET ASSETS - 100.0%	$38,644,978

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,349,655.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea ETF	5.9800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	225,898	$13,360,411	$1,253,681
Total return of iShares MSCI South Korea ETF	5.9300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	653,096	41,909,242	1,139,921
Total return of iShares MSCI South Korea ETF	5.9800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	298,082	17,700,448	1,691,095
Total return of iShares MSCI South Korea ETF	5.9800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	243,990	16,204,705	(137,584)

					$89,174,806	$3,947,113

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 62.1%
Administrative and Support Services - 0.1%
2,625	V2X, Inc. (a)	$136,841

Computer and Electronic Product Manufacturing - 16.6%
22,204	L3Harris Technologies, Inc.	5,037,866
16,019	Leonardo DRS, Inc. (a)	451,736
11,776	Mercury Computer Systems, Inc. (a)	418,637
6,485	Moog, Inc. Class A	1,271,708
11,382	Northrop Grumman Corp.	5,512,530
154,278	RTX Corp.	18,126,122

		30,818,599

Credit Intermediation and Related Activities - 0.1%
10,262	Smith & Wesson Brands, Inc.	169,836

Electrical Equipment, Appliance, and Component Manufacturing - 2.6%
15,995	Axon Enterprise, Inc. (a)	4,798,660

Fabricated Metal Product Manufacturing - 2.6%
20,610	BWX Technologies, Inc.	2,050,489
8,634	Curtiss-Wright Corp.	2,544,440
3,923	Sturm, Ruger & Co, Inc.	176,966

		4,771,895

Machinery Manufacturing - 11.7%
127,019	General Electric Co.	21,618,634

Merchant Wholesalers, Durable Goods - 2.0%
18,740	Hexcel Corp.	1,240,776
8,891	Huntington Ingalls Industries, Inc.	2,489,302

		3,730,078

Miscellaneous Manufacturing - 2.2%
4,395	Cadre Holdings, Inc.	161,297
42,997	Textron, Inc.	3,994,421

		4,155,718

Primary Metal Manufacturing - 3.0%
58,277	Howmet Aerospace, Inc.	5,577,109

Support Activities for Transportation - 0.0% (†)
4,127	Virgin Galactic Holdings, Inc. (a)	29,343

Textile Mills - 0.0% (†)
1,184	National Presto Industries, Inc.	90,540

Transportation Equipment Manufacturing - 21.2%
7,466	AAR Corp. (a)	482,303
6,303	AeroVironment, Inc. (a)	1,125,338
46,967	Archer Aviation, Inc. (a)(b)	195,852
64,006	Boeing Co. (a)	12,199,543
3,086	Ducommun, Inc. (a)	198,029
16,518	General Dynamics Corp.	4,934,092
8,606	HEICO Corp.	2,076,972
16,372	HEICO Corp. Class A	3,112,481
33,843	Kratos Defense & Security Solutions, Inc. (a)	762,821
10,590	Lockheed Martin Corp.	5,738,933
59,998	Rocket Lab USA, Inc. (a)	314,389
26,279	Spirit AeroSystems Holdings, Inc. (a)	952,614
3,677	TransDigm Group, Inc.	4,758,847
17,331	Triumph Group, Inc. (a)	284,055
13,736	Woodward, Inc.	2,142,680

		39,278,949

	TOTAL COMMON STOCKS (Cost $99,985,665)	$115,176,202

SHORT TERM INVESTMENTS - 35.3%
Money Market Funds - 35.3%
32,048,744	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$32,048,744
620,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (c)	620,000
32,746,022	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	32,746,022

	TOTAL SHORT TERM INVESTMENTS (Cost $65,414,766)	$65,414,766

	TOTAL INVESTMENTS (Cost $165,400,431) - 97.4% (e)	$180,590,968
	Other Assets in Excess of Liabilities - 2.6%	4,928,189

	TOTAL NET ASSETS - 100.0%	$185,519,157

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $157,385,289.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	6.1300% representing 1 month SOFR rate + spread	Barclays	7/31/2024	2,524	$91,555,526	$(1,796,524)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	6.1200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	1,241	39,583,248	4,415,829
Total return of Dow Jones U.S. Select Aerospace & Defense Index	6.1500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,517	52,708,601	1,976,479
Total return of Dow Jones U.S. Select Aerospace & Defense Index	6.0800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	6,886	216,564,000	27,116,281

					$400,411,375	$31,712,065

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 71.2%
Accommodation - 3.9%
2,080	Airbnb, Inc. Class A (a)	$290,285
1,178	Hilton Worldwide Holdings, Inc.	252,881
1,720	Las Vegas Sands Corp.	68,232
1,130	Marriott International, Inc. Class A	256,849
1,183	MGM Resorts International (a)	50,834
445	Wynn Resorts Ltd.	36,855

		955,936

Administrative and Support Services - 3.1%
160	Booking Holdings, Inc.	594,402
1,116	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	174,899

		769,301

Apparel Manufacturing - 0.6%
121	Deckers Outdoor Corp. (a)	111,638
185	Ralph Lauren Corp.	32,484

		144,122

Building Material and Garden Equipment and Supplies Dealers - 10.1%
2,696	Lowe’s Companies, Inc.	661,895
4,611	The Home Depot, Inc.	1,697,586
508	Tractor Supply Co.	133,766

		2,493,247

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 4.1%
1,054	Bath & Body Works, Inc.	38,735
540	Lululemon Athletica, Inc. (a)	139,676
1,580	Ross Stores, Inc.	226,303
5,336	TJX Companies, Inc.	603,075

		1,007,789

Construction of Buildings - 2.9%
1,397	D.R. Horton, Inc.	251,362
1,155	Lennar Corp. Class A	204,354
14	NVR, Inc. (a)	120,505
992	PulteGroup, Inc.	130,944

		707,165

Food Services and Drinking Places - 7.4%
6,468	Chipotle Mexican Grill, Inc. (a)	351,342
561	Darden Restaurants, Inc.	82,069
2,949	McDonald’s Corp.	782,665
5,337	Starbucks Corp.	416,019
1,327	Yum! Brands, Inc.	176,265

		1,808,360

Funds, Trusts, and Other Financial Vehicles - 0.5%
724	Garmin Ltd. ADR (Switzerland)	123,985

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.3%
907	Best Buy Co., Inc.	78,474

General Merchandise Retailers - 16.5%
20,808	Amazon.com, Inc. (a)	3,890,680
2,384	eBay, Inc.	132,574
552	Etsy, Inc. (a)	35,957

		4,059,211

Health and Personal Care Retailers - 0.3%
226	Ulta Beauty, Inc. (a)	82,465

Leather and Allied Product Manufacturing - 1.9%
5,708	NIKE, Inc. Class B	427,301
1,082	Tapestry, Inc.	43,377

		470,678

Management of Companies and Enterprises - 0.2%
2,021	Norwegian Cruise Line Holdings Ltd. ADR (a)	37,247

Merchant Wholesalers, Durable Goods - 1.0%
656	Genuine Parts Co.	96,504
1,257	LKQ Corp.	52,166
249	Mohawk Industries, Inc. (a)	40,106
180	Pool Corp.	67,327

		256,103

Merchant Wholesalers, Nondurable Goods - 0.3%
165	Domino’s Pizza, Inc.	70,736

Miscellaneous Manufacturing - 0.2%
617	Hasbro, Inc.	39,772

Motor Vehicle and Parts Dealers - 2.6%
81	AutoZone, Inc. (a)	253,829
741	CarMax, Inc. (a)	62,570
277	O’Reilly Automotive, Inc. (a)	311,996

		628,395

Performing Arts, Spectator Sports, and Related Industries - 0.2%
1,020	Caesars Entertainment, Inc. (a)	40,749

Support Activities for Transportation - 0.3%
598	Expedia, Inc. (a)	76,347

Transportation Equipment Manufacturing - 14.5%
1,282	Aptiv PLC ADR (United Kingdom) (a)	88,958
1,073	BorgWarner, Inc.	37,888
18,476	Ford Motor Co.	199,910
5,376	General Motors Co.	238,264
12,908	Tesla, Inc. (a)	2,995,560

		3,560,580

Water Transportation - 0.3%
4,760	Carnival Corp. ADR (Panama) (a)	79,302

	TOTAL COMMON STOCKS (Cost $15,898,740)	$17,489,964

SHORT TERM INVESTMENTS - 25.2%
Money Market Funds - 25.2%
5,492,824	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$5,492,824
29,456	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	29,456
684,735	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	684,735

	TOTAL SHORT TERM INVESTMENTS (Cost $6,207,015)	$6,207,015

TOTAL INVESTMENTS (Cost $22,105,755) - 96.4% (c)	$23,696,979
Other Assets in Excess of Liabilities - 3.6%	878,260

TOTAL NET ASSETS - 100.0%	$24,575,239

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,635,524.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Consumer Discretionary Select Sector Index	6.1800% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	6,704	$12,006,471	$399,030
Total return of Consumer Discretionary Select Sector Index	5.9300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	12,454	22,304,755	929,361
Total return of Consumer Discretionary Select Sector Index	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	10,528	18,884,701	686,809

					$53,195,927	$2,015,200

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 68.7%
Accommodation - 2.9%
29,296	Airbnb, Inc. (a)	$4,088,550

Administrative and Support Services - 5.1%
1,131	Booking Holdings, Inc.	4,201,676
20,201	Cloudflare, Inc. (a)	1,565,577
31,830	Roblox Corp. (a)	1,321,582
11,178	Teladoc Health, Inc. (a)	105,409

		7,194,244

Amusement, Gambling, and Recreation Industries - 0.9%
34,267	DraftKings, Inc. (a)	1,266,165

Computer and Electronic Product Manufacturing - 13.1%
28,413	Alphabet, Inc.	4,873,966
23,635	Alphabet, Inc. Class C	4,092,401
14,055	Arista Networks, Inc. (a)	4,870,760
94,976	Cisco Systems, Inc.	4,601,587

		18,438,714

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
42,934	Pinterest, Inc. (a)	1,371,741

Food Services and Drinking Places - 1.5%
19,783	DoorDash, Inc. (a)	2,190,374

General Merchandise Retailers - 8.3%
52,014	Amazon.com, Inc. (a)	9,725,578
35,900	eBay, Inc.	1,996,399

		11,721,977

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.3%
19,340	Marathon Digital Holdings, Inc. (a)(b)	380,418

Motion Picture and Sound Recording Industries - 4.2%
9,571	Netflix, Inc. (a)	6,013,938

Motor Vehicle and Parts Dealers - 0.7%
7,703	Carvana Co. (a)	1,026,271

Professional, Scientific, and Technical Services - 16.5%
12,432	Atlassian Corp. (a)	2,195,118
10,139	Ciena Corp. (a)	534,731
10,823	GoDaddy, Inc. (a)	1,574,205
20,766	Juniper Networks, Inc.	782,671
18,711	Meta Platforms, Inc.	8,884,544
16,209	Nutanix, Inc. (a)	818,717
3,871	Paycom Software, Inc.	645,644
66,158	Snap, Inc. (a)(b)	881,225
23,013	Snowflake, Inc. (a)	3,000,435
12,602	Workday, Inc. (a)	2,862,166
18,333	Zoom Video Communications, Inc. (a)	1,107,313

		23,286,769

Publishing Industries - 11.2%
9,869	Akamai Technologies, Inc. (a)	969,925
10,304	Box, Inc. (a)	289,748
19,561	Confluent, Inc. (a)	489,416
18,406	Datadog, Inc. (a)	2,143,195
14,917	DocuSign, Inc. (a)	827,595
16,597	Dropbox, Inc. (a)	397,000
3,850	HubSpot, Inc. (a)	1,913,566
10,362	Okta, Inc. (a)	973,406
19,725	Salesforce, Inc.	5,104,830
8,079	Smartsheet, Inc. (a)	387,469
10,611	Veeva Systems, Inc. (a)	2,036,569
19,799	ZoomInfo Technologies, Inc. (a)	224,917

		15,757,636

Telecommunications - 3.0%
64,340	PayPal Holdings, Inc. (a)	4,232,285

	TOTAL COMMON STOCKS (Cost $88,504,449)	$96,969,082

SHORT TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%
12,547,379	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$12,547,379
27,845,377	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	27,845,377

	TOTAL SHORT TERM INVESTMENTS (Cost $40,392,756)	$40,392,756

	TOTAL INVESTMENTS (Cost $128,897,205) - 97.3% (e)	$137,361,838
	Other Assets in Excess of Liabilities - 2.7%	3,754,272

	TOTAL NET ASSETS - 100.0%	$141,116,110

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $130,007,484.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Internet Composite Index	6.1300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	198,530	$175,732,800	$3,060,729
Total return of Dow Jones Internet Composite Index	6.1500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	22,741	19,235,040	928,197
Total return of Dow Jones Internet Composite Index	5.7300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	94,932	82,779,842	2,062,000
Total return of Dow Jones Internet Composite Index	5.9800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	42,988	38,471,571	111,228

					$316,219,253	$6,162,154

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.8%
Money Market Funds - 106.8%
5,322,212	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$5,322,212
10,801,577	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	10,801,577

	TOTAL SHORT TERM INVESTMENTS (Cost $16,123,789) (b)	$16,123,789

	TOTAL INVESTMENTS (Cost $16,123,789) - 106.8%	$16,123,789
	Liabilities in Excess of Other Assets - (6.8)%	(1,027,483)

	TOTAL NET ASSETS - 100.0%	$15,096,306

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,931,029.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.9300% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2024	24,177	$21,409,108	$(239,880)
5.9400% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/16/2024	20,954	19,434,908	545,922
5.5300% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2024	888	823,358	30,830
5.6300% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/19/2024	3,824	3,579,864	169,198

					$45,247,238	$506,070

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 65.1%
Administrative and Support Services - 6.1%
26,195	Ameriprise Financial, Inc.	$11,265,684
18,530	Corpay, Inc. (a)	5,407,424
10,051	FactSet Research System, Inc.	4,151,967
41,418	Moody’s Corp.	18,906,489
415,167	Visa, Inc. Class A	110,297,417

		150,028,981

Amusement, Gambling, and Recreation Industries - 0.3%
67,320	Global Payments, Inc.	6,842,405

Chemical Manufacturing - 0.9%
151,279	IntercontinentalExchange, Inc.	22,927,845

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
154,315	Fiserv, Inc. (a)	25,241,305

Credit Intermediation and Related Activities - 25.0%
149,872	American Express Co.	37,923,611
1,794,423	Bank of America Corp.	72,333,191
197,230	Bank of New York Mellon Corp.	12,833,756
100,773	Capital One Financial Corp.	15,257,032
503,071	Citigroup, Inc.	32,639,246
120,007	Citizens Financial Group, Inc.	5,120,699
66,095	Discover Financial Services	9,517,019
146,706	Fidelity National Information Services, Inc.	11,271,422
180,414	Fifth Third Bancorp	7,638,729
382,228	Huntington Bancshares, Inc.	5,714,309
757,375	JPMorgan Chase & Co.	161,169,400
248,671	KeyCorp	4,011,063
44,008	M&T Bank Corp.	7,576,857
216,530	MasterCard, Inc. Class A	100,407,126
53,958	Northern Trust Corp.	4,783,377
104,947	PNC Financial Services Group, Inc.	19,005,902
241,542	Regions Financial Corp.	5,403,294
79,451	State Street Corp.	6,750,951
105,902	Synchrony Financial	5,378,763
352,911	Truist Financial Corp.	15,771,593
411,557	U.S. Bancorp	18,470,678
919,485	Wells Fargo & Co.	54,562,240

		613,540,258

Funds, Trusts, and Other Financial Vehicles - 0.3%
58,895	T. Rowe Price Group, Inc.	6,726,398

Insurance Carriers and Related Activities - 18.4%
136,375	Aflac, Inc.	13,007,447
69,607	Allstate Corp.	11,911,150
175,034	American International Group, Inc.	13,867,944
98,630	Arch Capital Group Ltd. ADR (a)	9,446,781
57,627	Arthur J. Gallagher & Co.	16,336,678
13,710	Assurant, Inc.	2,397,468
477,466	Berkshire Hathaway, Inc. Class B (a)	209,368,841
62,446	Brown & Brown, Inc.	6,209,006
107,096	Chubb Limited ADR (Switzerland)	29,522,083
41,290	Cincinnati Financial Corp.	5,393,300
11,462	Everest Re Group Ltd. ADR	4,503,076
22,144	Globe Life, Inc.	2,053,635
77,999	Hartford Financial Services Group, Inc.	8,651,649
47,882	Loews Corp.	3,828,166
129,951	Marsh & McLennan Companies, Inc.	28,923,194
157,541	MetLife, Inc.	12,107,026
56,871	Principal Financial Group, Inc.	4,635,555
154,476	Progressive Corp.	33,076,401
94,681	Prudential Financial, Inc.	11,865,423
60,397	Travelers Companies, Inc.	13,072,327
79,902	W.R. Berkley Corp.	4,404,997
26,963	Willis Towers Watson PLC ADR (Ireland)	7,611,116

		452,193,263

Management of Companies and Enterprises - 0.8%
57,345	Aon PLC ADR (United Kingdom)	18,838,406

Professional, Scientific, and Technical Services - 0.1%
19,227	Jack Henry & Associates, Inc.	3,297,046

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 11.4%
36,842	BlackRock, Inc.	32,292,013
27,732	Cboe Global Markets, Inc.	5,089,099
393,744	Charles Schwab Corp.	25,668,171
94,962	CME Group, Inc.	18,395,089
79,088	Franklin Resources, Inc.	1,808,743
85,047	Goldman Sachs Group, Inc.	43,291,475
118,640	Invesco Ltd. ADR (a)	2,047,726
175,534	KKR & Co., Inc.	21,669,672
9,996	MarketAxess Holdings, Inc.	2,234,406
330,042	Morgan Stanley	34,063,635
20,896	MSCI, Inc. Class A	11,299,721
109,096	NASDAQ OMX Group, Inc.	7,383,617
49,201	Raymond James Financial, Inc.	5,707,316
84,422	S&P Global, Inc.	40,921,876
188,486	The Blackstone Group, Inc.	26,793,285

		278,665,844

Telecommunications - 0.8%
275,883	PayPal Holdings, Inc. (a)	18,147,584

	TOTAL COMMON STOCKS (Cost $1,399,400,621)	$1,596,449,335

SHORT TERM INVESTMENTS - 35.2%
Money Market Funds - 35.2%
563,477,496	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$563,477,496
176,643,851	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	176,643,851
34,581,838	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	34,581,838
89,190,880	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	89,190,880

	TOTAL SHORT TERM INVESTMENTS (Cost $863,894,065)	$863,894,065

	TOTAL INVESTMENTS (Cost $2,263,294,686) - 100.3% (c)	$2,460,343,400
	Liabilities in Excess of Other Assets - (0.3)%	(7,792,688)

	TOTAL NET ASSETS - 100.0%	$2,452,550,712

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,062,784,535.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Financial Select Sector Index	6.2200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	733,694	$326,009,592	$60,172,200
Total return of Financial Select Sector Index	6.0700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	1,955,093	950,291,189	91,445,441
Total return of Financial Select Sector Index	6.1800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	1,204,928	591,409,320	51,540,995
Total return of Financial Select Sector Index	6.2000% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	911,605	420,751,288	58,931,589
Total return of Financial Select Sector Index	6.1500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	485,295	234,182,801	23,936,592
Total return of Financial Select Sector Index	5.8500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	2,288,505	1,115,549,669	99,032,845
Total return of Financial Select Sector Index	6.1300% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	1,104,459	530,365,222	55,689,181
Total return of Financial Select Sector Index	6.1300% representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,000,491	1,027,892,871	43,745,949

					$5,196,451,952	$484,494,792

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 122.8%
Money Market Funds - 122.8%
50,790,487	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$50,790,487
30,697,800	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	30,697,800
53,427,320	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	53,427,320

	TOTAL SHORT TERM INVESTMENTS (Cost $134,915,607) (b)	$134,915,607

	TOTAL INVESTMENTS (Cost $134,915,607) - 122.8%	$134,915,607
	Liabilities in Excess of Other Assets - (22.8)%	(25,058,278)

	TOTAL NET ASSETS - 100.0%	$109,857,329

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $88,656,275.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.8300% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2024	55,682	$29,708,200	$(267,949)
5.9800% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2024	154,292	79,286,501	(3,363,874)
5.8600% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Societe Generale	12/16/2024	158,000	69,499,460	(13,877,583)
5.9700% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	J.P. Morgan	12/16/2024	200,790	100,533,503	(6,774,668)
5.5800% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2024	42,429	21,351,948	(1,270,241)

					$300,379,612	$(25,554,315)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 78.7%
Ambulatory Health Care Services - 1.1%
1,474	DaVita, Inc. (a)	$201,378
2,402	Labcorp Holdings, Inc.	517,487
1,670	Molina Healthcare, Inc. (a)	569,921
3,166	Quest Diagnostics, Inc.	450,521
33,930	Viatris, Inc.	409,196

		2,148,503

Chemical Manufacturing - 31.3%
50,320	AbbVie, Inc.	9,325,302
15,286	Amgen, Inc.	5,082,136
4,149	Biogen, Inc. (a)	884,567
4,491	Bio-Techne Corp.	366,421
57,764	Bristol-Myers Squibb Co.	2,747,256
5,157	Catalent, Inc. (a)	306,016
22,750	Eli Lilly & Co.	18,297,143
35,502	Gilead Sciences, Inc.	2,700,282
4,531	Incyte Corp. (a)	294,832
72,175	Merck & Co., Inc.	8,165,158
161,475	Pfizer, Inc.	4,931,447
3,022	Regeneron Pharmaceuticals, Inc. (a)	3,261,312
7,353	Vertex Pharmaceuticals, Inc. (a)	3,645,029
13,003	Zoetis, Inc.	2,341,060

		62,347,961

Computer and Electronic Product Manufacturing - 7.9%
8,351	Agilent Technologies, Inc.	1,180,831
581	Bio-Rad Laboratories, Inc. (a)	196,587
18,785	Danaher Corp.	5,204,948
12,097	GE HealthCare Technologies, Inc.	1,023,769
6,650	Hologic, Inc. (a)	542,707
3,516	PerkinElmer, Inc.	441,645
10,877	Thermo Fisher Scientific, Inc.	6,671,299
1,690	Waters Corp. (a)	568,313

		15,830,099

Health and Personal Care Retailers - 1.1%
35,773	CVS Health Corp.	2,158,185

Hospitals - 1.2%
5,523	HCA Healthcare, Inc.	2,005,125
1,701	Universal Health Services, Inc. Class B	363,606

		2,368,731

Insurance Carriers and Related Activities - 12.0%
15,207	Centene Corp. (a)	1,169,722
8,095	Cigna Corp.	2,822,484
6,623	Elevance Health, Inc.	3,523,635
3,434	Humana, Inc.	1,241,769
26,227	UnitedHealth Group, Inc.	15,110,948

		23,868,558

Machinery Manufacturing - 0.4%
609	Mettler-Toledo International, Inc. (a)	926,307

Management of Companies and Enterprises - 2.6%
49,573	Abbott Laboratories	5,251,764

Merchant Wholesalers, Durable Goods - 0.1%
3,649	Henry Schein, Inc. (a)	262,509

Merchant Wholesalers, Nondurable Goods - 2.1%
6,941	Cardinal Health, Inc.	699,861
4,717	Cencora, Inc.	1,122,080
3,704	McKesson Corp.	2,285,442

		4,107,383

Miscellaneous Manufacturing - 16.6%
1,995	Align Technology, Inc. (a)	462,601
14,521	Baxter International, Inc.	520,142
8,236	Becton, Dickinson & Co.	1,985,370
41,894	Boston Scientific Corp. (a)	3,095,129
11,332	DexCom, Inc. (a)	768,536
17,172	Edwards Lifesciences Corp. (a)	1,082,695
1,996	Insulet Corp. (a)	387,923
10,108	Intuitive Surgical, Inc. (a)	4,494,118
68,581	Johnson & Johnson	10,825,511
37,838	Medtronic PLC ADR (Ireland)	3,039,148
4,186	ResMed, Inc.	892,664
3,937	Solventum Corp. (a)	231,810
2,816	Steris PLC ADR (Ireland)	672,348
9,661	Stryker Corp.	3,163,494
1,342	Teleflex, Inc.	296,475
5,664	The Cooper Companys, Inc. (a)	528,621
5,862	Zimmer Biomet Holdings, Inc.	652,734

		33,099,319

Plastics and Rubber Products Manufacturing - 0.3%
2,076	West Pharmaceutical Services, Inc.	635,609

Professional, Scientific, and Technical Services - 2.0%
1,468	Charles River Laboratories International, Inc. (a)	358,339
2,353	IDEXX Laboratories, Inc. (a)	1,120,311
5,192	IQVIA Holdings, Inc. (a)	1,278,426
9,501	Moderna, Inc. (a)	1,132,709

		3,889,785

	TOTAL COMMON STOCKS (Cost $145,444,531)	$156,894,713

SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 22.0%
14,599,212	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$14,599,212
3,934	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	3,934
29,179,562	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	29,179,562

	TOTAL SHORT TERM INVESTMENTS (Cost $43,782,708)	$43,782,708

	TOTAL INVESTMENTS (Cost $189,227,239) - 100.7% (c)	$200,677,421
	Liabilities in Excess of Other Assets - (0.7)%	(1,309,256)

	TOTAL NET ASSETS - 100.0%	$199,368,165

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $186,083,244.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	6.1800% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	156,398	$210,543,430	$20,094,334
Total return of Health Care Select Sector Index	5.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	43,509	59,521,830	4,638,358
Total return of Health Care Select Sector Index	6.0800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	17,902	27,108,771	(79,460)
Total return of Health Care Select Sector Index	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	74,183	101,432,173	8,208,056

					$398,606,204	$32,861,288

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 52.4%
Building Material and Garden Equipment and Supplies Dealers - 4.6%
36,687	Lowe’s Companies, Inc.	$9,007,025
33,550	MasterBrand, Inc. (a)	605,577
23,985	The Home Depot, Inc.	8,830,318

		18,442,920

Construction of Buildings - 30.7%
17,011	Beazer Homes USA, Inc. (a)	572,760
16,884	Century Communities, Inc.	1,767,924
176,872	D.R. Horton, Inc.	31,824,579
14,206	Dream Finders Home, Inc. (a)	448,199
15,017	Green Brick Partners , Inc. (a)	1,098,494
43,878	KB Home	3,777,018
7,547	Lennar Corp.	1,244,953
146,129	Lennar Corp. Class A	25,854,604
12,232	LGI Homes, Inc. (a)	1,407,536
16,559	M/I Homes, Inc. (a)	2,762,538
21,673	Meritage Homes Corp.	4,396,802
1,870	NVR, Inc. (a)	16,095,988
125,527	PulteGroup, Inc.	16,569,564
63,118	Taylor Morrison Home Corp. (a)	4,233,955
62,166	Toll Brothers, Inc.	8,871,710
56,621	TRI Pointe Group, Inc. (a)	2,562,100

		123,488,724

Furniture and Related Product Manufacturing - 0.1%
4,185	American Woodmark Corp. (a)	427,498

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.8%
10,829	Arhaus, Inc.	164,492
6,042	Ethan Allen Interiors, Inc.	186,517
28,269	Floor & Decor Holdings, Inc. Class A (a)	2,770,362

		3,121,371

Machinery Manufacturing - 0.1%
33,489	Hayward Holdings, Inc. (a)	495,302

Management of Companies and Enterprises - 0.4%
38,523	AZEK Company, Inc. (a)	1,729,298

Merchant Wholesalers, Durable Goods - 4.3%
16,799	Beacon Roofing Supply, Inc. (a)	1,726,937
32,247	Builders FirstSource, Inc. (a)	5,397,181
33,042	Fortune Brands Innovations, Inc.	2,670,124
35,408	Leggett & Platt, Inc.	466,323
8,471	Lennox International, Inc.	4,942,829
14,003	Mohawk Industries, Inc. (a)	2,255,463

		17,458,857

Merchant Wholesalers, Nondurable Goods - 2.4%
27,581	The Sherwin Williams Co.	9,675,415

Nonmetallic Mineral Product Manufacturing - 1.8%
9,104	Eagle Materials, Inc.	2,479,019
22,894	Owens Corning	4,266,984
8,748	Quanex Building Products Corp.	292,183

		7,038,186

Professional, Scientific, and Technical Services - 0.5%
11,141	Simpson Manufacturing Co., Inc.	2,140,075

Specialty Trade Contractors - 3.2%
14,010	Installed Building Products, Inc.	3,787,604
18,873	TopBuild Corp. (a)	9,031,485

		12,819,089

Wood Product Manufacturing - 3.5%
4,634	Cavco Industries, Inc. (a)	1,921,349
22,713	JELD-WEN Holding, Inc. (a)	379,080
58,183	Masco Corp.	4,529,546
32,056	Skyline Champion Corp. (a)	2,612,885
28,712	Trex Company, Inc. (a)	2,401,185
16,312	UFP Industries, Inc.	2,152,041

		13,996,086

	TOTAL COMMON STOCKS (Cost $179,578,925)	$210,832,821

SHORT TERM INVESTMENTS - 41.4%
Money Market Funds - 41.4%
111,092,181	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$111,092,181
4,010,492	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	4,010,492
51,194,847	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	51,194,847

	TOTAL SHORT TERM INVESTMENTS (Cost $166,297,520)	$166,297,520

	TOTAL INVESTMENTS (Cost $345,876,445) - 93.8% (c)	$377,130,341
	Other Assets in Excess of Liabilities - 6.2%	24,923,621

	TOTAL NET ASSETS - 100.0%	$402,053,962

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $345,459,910.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Home Construction Index	6.1200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	10,310	$210,491,161	$10,845,311
Total return of Dow Jones U.S. Select Home Construction Index	5.8800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	11,640	200,589,826	44,105,802
Total return of Dow Jones U.S. Select Home Construction Index	6.0300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	6,388	112,485,466	22,738,377
Total return of Dow Jones U.S. Select Home Construction Index	5.8800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	10,864	198,527,465	33,168,617
Total return of Dow Jones U.S. Select Home Construction Index	6.1300% representing 1 month SOFR rate + spread	Barclays	12/23/2024	6,934	131,019,202	17,471,436

					$853,113,120	$128,329,543

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 76.4%
Administrative and Support Services - 7.9%
575	Allegion PLC ADR (Ireland)	$78,666
2,684	Automatic Data Processing, Inc.	704,872
775	Broadridge Financial Solutions, Inc.	165,850
811	Equifax, Inc.	226,569
1,842	Rollins, Inc.	88,250
13,703	Uber Technologies, Inc. (a)	883,433
2,394	Waste Management, Inc.	485,168

		2,632,808

Air Transportation - 1.3%
4,303	American Airlines Group, Inc. (a)	45,784
4,232	Delta Air Lines, Inc.	182,061
3,925	Southwest Airlines Co.	105,739
2,157	United Continental Holdings, Inc. (a)	97,971

		431,555

Apparel Manufacturing - 1.3%
566	Cintas Corp.	432,390

Building Material and Garden Equipment and Supplies Dealers - 0.3%
345	Snap-on, Inc.	99,025

Computer and Electronic Product Manufacturing - 7.7%
1,519	AMETEK, Inc.	263,516
2,308	Fortive Corp.	165,830
1,244	L3Harris Technologies, Inc.	282,251
912	Northrop Grumman Corp.	441,700
2,651	Otis Worldwide Corp.	250,520
8,719	RTX Corp.	1,024,395
1,441	Veralto Corp.	153,553

		2,581,765

Couriers and Messengers - 3.2%
1,485	FedEx Corp.	448,841
4,784	United Parcel Service, Inc. Class B	623,690

		1,072,531

Electrical Equipment, Appliance, and Component Manufacturing - 2.7%
792	A.O. Smith Corp.	67,352
465	Axon Enterprise, Inc. (a)	139,505
3,752	Emerson Electric Co.	439,397
398	Generac Holdings, Inc. (a)	61,960
748	Rockwell Automation, Inc.	208,430

		916,644

Fabricated Metal Product Manufacturing - 0.6%
1,088	Pentair PLC ADR (Ireland)	95,602
1,009	Stanley Black & Decker, Inc.	106,571

		202,173

Machinery Manufacturing - 15.6%
5,495	Carrier Global Corp.	374,264
3,208	Caterpillar, Inc.	1,110,610
897	Cummins, Inc.	261,745
1,698	Deere & Co.	631,622
7,178	General Electric Co.	1,221,696
497	IDEX Corp.	103,615
2,646	Ingersoll Rand, Inc.	265,658
356	Nordson Corp.	89,117
842	Parker Hannifin Corp.	472,497
1,484	Trane Technologies PLC ADR (Ireland)	496,072
1,589	Xylem, Inc.	212,131

		5,239,027

Merchant Wholesalers, Durable Goods - 4.5%
801	Builders FirstSource, Inc. (a)	134,063
5,738	Copart, Inc. (a)	300,270
3,754	Fastenal Co.	265,595
352	Hubbell, Inc.	139,269
259	Huntington Ingalls Industries, Inc.	72,515
4,418	Johnson Controls International PLC ADR (Ireland)	316,064
287	W.W. Grainger, Inc.	280,344

		1,508,120

Merchant Wholesalers, Nondurable Goods - 1.3%
1,780	Illinois Tool Works, Inc.	440,158

Miscellaneous Manufacturing - 2.2%
3,630	3M Co.	463,007
901	Dover Corp.	166,018
1,251	Textron, Inc.	116,218

		745,243

National Security and International Affairs - 0.4%
887	Leidos Holdings, Inc.	128,083

Primary Metal Manufacturing - 0.7%
2,543	Howmet Aerospace, Inc.	243,365

Professional, Scientific, and Technical Services - 4.4%
2,621	Eaton Corporation PLC ADR (Ireland)	798,855
821	Jacobs Solutions, Inc.	120,153
2,100	Paychex, Inc.	268,842
315	Paycom Software, Inc.	52,539
936	Verisk Analytics, Inc. Class A	244,998

		1,485,387

Publishing Industries - 0.2%
1,036	Dayforce, Inc. (a)	61,414

Rail Transportation - 4.3%
12,822	CSX Corp.	450,052
4,001	Union Pacific Corp.	987,167

		1,437,219

Rental and Leasing Services - 1.0%
436	United Rentals, Inc.	330,096

Specialty Trade Contractors - 0.8%
959	Quanta Services, Inc.	254,499

Support Activities for Transportation - 1.9%
768	C.H. Robinson Worldwide, Inc.	68,391
926	Expeditors International of Washington, Inc.	115,583
535	J.B. Hunt Transport Services, Inc.	92,635
1,481	Norfolk Southern Corp.	369,598

		646,207

Transportation Equipment Manufacturing - 11.3%
3,784	Boeing Co. (a)	721,231
1,490	General Dynamics Corp.	445,078
4,271	Honeywell International, Inc.	874,487
1,401	Lockheed Martin Corp.	759,230
3,438	Paccar, Inc.	339,193

368	TransDigm Group, Inc.	476,273
1,156	Wabtec Corp.	186,289

		3,801,781

Truck Transportation - 0.7%
1,168	Old Dominion Freight Line, Inc.	245,490

Utilities - 1.0%
1,797	GE Vernova, Inc. (a)	320,297

Waste Management and Remediation Services - 0.8%
1,342	Republic Services, Inc.	260,777

Wood Product Manufacturing - 0.3%
1,444	Masco Corp.	112,416

	TOTAL COMMON STOCKS (Cost $24,862,272)	$25,628,470

SHORT TERM INVESTMENTS - 20.9%
Money Market Funds - 20.9%
4,738,533	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$4,738,533
170,011	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	170,011
2,100,338	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	2,100,338

	TOTAL SHORT TERM INVESTMENTS (Cost $7,008,882)	$7,008,882

	TOTAL INVESTMENTS (Cost $31,871,154) - 97.3% (c)	$32,637,352
	Other Assets in Excess of Liabilities - 2.7%	913,880

	TOTAL NET ASSETS - 100.0%	$33,551,232

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,898,819.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	6.0800% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	14,270	$17,013,705	$1,119,521
Total return of Industrials Select Sector Index	5.9800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	11,950	14,213,956	964,779
Total return of Industrials Select Sector Index	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	31,971	35,982,612	4,250,596

					$67,210,273	$6,334,896

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 71.8%
Administrative and Support Services - 2.7%
16,536	Royalty Pharma PLC ADR (United Kingdom)	$465,819

Ambulatory Health Care Services - 6.6%
6,047	Axsome Therapeutics, Inc. (a)	527,964
9,529	Fulcrum Therapeutics, Inc. (a)	88,429
43,775	Viatris, Inc.	527,926

		1,144,319

Chemical Manufacturing - 50.5%
6,360	Amphastar Pharmaceuticals, Inc. (a)	276,787
2,620	ANI Pharmaceuticals, Inc. (a)	172,186
10,806	Bristol-Myers Squibb Co.	513,933
12,427	Cassava Sciences, Inc. (a)(b)	276,128
8,026	Catalent, Inc. (a)	476,263
6,962	Collegium Pharmaceutical, Inc. (a)	268,524
12,633	Corcept Therapeutics, Inc. (a)	488,518
9,799	Edgewise Therapeutics, Inc. (a)	166,877
24,691	Elanco Animal Health, Inc. (a)	321,971
507	Eli Lilly & Co.	407,765
3,599	Enliven Therapeutics, Inc. (a)	94,942
10,720	Evolus, Inc. (a)	133,142
5,896	Harmony Biosciences Holdings, Inc. (a)	199,639
8,568	Innoviva, Inc. (a)	161,421
6,569	Intra-Cellular Therapies, Inc. (a)	517,112
3,943	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	434,716
2,302	Ligand Pharmaceuticals, Inc. (a)	250,895
3,439	Merck & Co., Inc.	389,054
39,434	Ocular Therapeutix, Inc. (a)	333,612
21,823	Organon & Co.	477,051
8,196	Pacira BioSciences, Inc. (a)	169,247
16,581	Perrigo Co. PLC ADR (Ireland)	468,745
16,171	Pfizer, Inc.	493,862
6,462	Pliant Therapeutics, Inc. (a)	92,471
4,049	Prestige Consumer Healthcare, Inc. (a)	286,710
8,405	Supernus Pharmaceuticals, Inc. (a)	250,637
8,935	Wave Life Sciences Ltd. ADR (a)	59,060
21,567	Xeris Biopharma Holdings, Inc. (a)	53,486
2,611	Zoetis, Inc.	470,085

		8,704,839

Merchant Wholesalers, Nondurable Goods - 2.0%
19,040	Amneal Pharmaceuticals, Inc. (a)	139,563
8,259	Tarsus Pharmaceuticals, Inc. (a)	200,611

		340,174

Miscellaneous Manufacturing - 3.5%
11,607	EyePoint Pharmaceuticals, Inc. (a)	114,677
3,059	Johnson & Johnson	482,863

		597,540

Professional, Scientific, and Technical Services - 5.1%
14,438	Arvinas, Inc. (a)	397,189
4,338	Harrow, Inc. (a)(b)	111,834
13,073	Liquidia Corp. (a)	155,961
6,387	Longboard Pharmaceuticals, Inc. (a)	212,304

		877,288

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
17,852	Nuvation Bio, Inc. (a)	68,373

Support Activities for Mining - 1.0%
19,098	Mind Medicine MindMed, Inc. ADR (a)(b)	176,848

	TOTAL COMMON STOCKS (Cost $11,637,849)	$12,375,200

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
2,931,480	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$2,931,480
1,450,595	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (c)	1,450,595
677,913	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	677,913

	TOTAL SHORT TERM INVESTMENTS (Cost $5,059,988)	$5,059,988

	TOTAL INVESTMENTS (Cost $16,697,837) - 101.2% (e)	$17,435,188
	Liabilities in Excess of Other Assets - (1.2)%	(208,930)

	TOTAL NET ASSETS - 100.0%	$17,226,258

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,506,726.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Pharmaceuticals Select Industry Index	5.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,408	$15,663,767	$946,870
Total return of S&P Pharmaceuticals Select Industry Index	5.9800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,066	9,720,555	385,335
Total return of S&P Pharmaceuticals Select Industry Index	5.9800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	2,431	11,496,450	534,468

					$36,880,772	$1,866,673

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 66.9%
Accommodation - 0.8%
39,815	Host Hotels & Resorts, Inc.	$697,161

Administrative and Support Services - 1.9%
16,554	Iron Mountain, Inc.	1,697,778

Professional, Scientific, and Technical Services - 2.2%
11,957	Extra Space Storage, Inc.	1,908,576

Real Estate - 53.8%
8,889	Alexandria Real Estate Equities, Inc.	1,042,591
26,372	American Tower Corp.	5,812,389
8,020	AvalonBay Communities, Inc.	1,643,459
8,162	BXP, Inc.	582,032
6,016	Camden Property Trust	666,272
17,034	CBRE Group, Inc. Class A (a)	1,919,902
24,539	Crown Castle, Inc.	2,701,253
18,327	Digital Realty Trust, Inc.	2,739,703
19,477	Equity Residential	1,356,184
3,627	Essex Property Trust, Inc.	1,009,612
4,216	Federal Realty Investment Trust	470,716
39,746	Healthpeak Properties, Inc.	867,258
32,516	Invitation Homes, Inc.	1,146,839
37,690	Kimco Realty Corp.	819,004
6,599	Mid-America Apartment Communities, Inc.	922,342
52,288	Prologis, Inc.	6,590,902
8,933	Public Storage	2,643,453
49,177	Realty Income Corp.	2,824,235
9,288	Regency Centers Corp.	625,454
18,407	Simon Property Group, Inc.	2,824,370
17,110	UDR, Inc.	685,598
22,858	Ventas, Inc.	1,244,390
58,913	VICI Properties, Inc.	1,841,620
33,768	Welltower, Inc.	3,756,690
41,171	Weyerhaeuser Co.	1,307,591

		48,043,859

Telecommunications - 6.2%
5,359	Equinix, Inc.	4,234,896
6,068	SBA Communications Corp.	1,332,169

		5,567,065

Web Search Portals, Libraries, Archives, and Other Information Services - 2.0%
23,062	CoStar Group, Inc. (a)	1,799,297

	TOTAL COMMON STOCKS (Cost $55,251,834)	$59,713,736

SHORT TERM INVESTMENTS - 33.8%
Money Market Funds - 33.8%
13,818,012	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$13,818,012
16,357,333	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	16,357,333

	TOTAL SHORT TERM INVESTMENTS (Cost $30,175,345)	$30,175,345

	TOTAL INVESTMENTS (Cost $85,427,179) - 100.7% (c)	$89,889,081
	Liabilities in Excess of Other Assets - (0.7)%	(608,033)

	TOTAL NET ASSETS - 100.0%	$89,281,048

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,709,995.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Real Estate Select Sector Index	5.5600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	500,448	$92,332,640	$8,488,136
Total return of Real Estate Select Sector Index	5.4800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	88,014	17,580,672	195,082
Total return of Real Estate Select Sector Index	6.1100% representing 1 month SOFR rate + spread	J.P. Morgan	1/13/2025	441,169	82,812,178	5,581,729

					$192,725,490	$14,264,947

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.2%
Money Market Funds - 107.2%
33,048,504	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$33,048,504
45,650,296	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	45,650,296

	TOTAL SHORT TERM INVESTMENTS (Cost $78,698,800) (b)	$78,698,800

	TOTAL INVESTMENTS (Cost $78,698,800) - 107.2%	$78,698,800
	Liabilities in Excess of Other Assets - (7.2)%	(5,278,115)

	TOTAL NET ASSETS - 100.0%	$73,420,685

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,976,221.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3600% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2024	97,834	$18,995,258	$(547,035)
5.1300% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2024	132,934	26,450,375	(388,154)
5.8400% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	1/13/2025	858,891	167,098,281	(4,666,905)

					$212,543,914	$(5,602,094)

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 80.0%
Credit Intermediation and Related Activities - 70.4%
19,462	1st Source Corp.	$1,236,810
39,327	Amalgamated Financial Corp.	1,250,992
27,558	Amerant Bancorp, Inc.	619,779
102,911	Ameris Bancorp	6,266,251
413,788	Associated Banc-Corp	9,508,848
123,238	Atlantic Union Bankshares Corp.	5,088,497
167,860	Axos Financial, Inc. (a)	12,255,459
21,675	BancFirst Corp.	2,328,545
89,794	Bank of Hawaii Corp.	6,158,970
361,201	Bank OZK	16,936,715
249,999	BankUnited, Inc.	9,629,962
60,183	Banner Corp.	3,564,037
79,311	Berkshire Hills Bancorp, Inc.	2,188,984
48,709	BOK Financial Corp.	5,009,234
139,587	Brookline Bancorp, Inc.	1,464,268
379,259	Cadence Bank	12,466,243
14,241	Camden National Corp.	593,565
293,478	Capitol Federal Financial, Inc.	1,854,781
117,555	Cathay General Bancorp	5,210,038
401,265	Citizens Financial Group, Inc.	17,121,978
18,992	City Holding Co.	2,315,125
16,949	Coastal Financial Corp. (a)	893,212
743,005	Columbia Banking System, Inc.	19,437,011
147,261	Commerce Bancshares, Inc.	9,529,259
91,777	Community Bank System, Inc.	5,660,805
15,006	Community Trust Bancorp, Inc.	761,104
51,884	ConnectOne Bancorp, Inc.	1,256,630
106,903	Customers Bancorp, Inc. (a)	6,893,105
257,786	CVB Financial Corp.	4,913,401
66,982	Dime Community Bancshares, Inc.	1,693,305
125,457	Eagle Bancorp, Inc.	2,699,835
196,963	East West Bancorp, Inc.	17,311,078
275,487	Eastern Bankshares, Inc.	4,584,104
39,931	Enterprise Financial Services Corp.	2,111,152
730,341	F.N.B. Corp.	11,203,431
40,868	FB Financial Corp.	1,908,127
47,619	First Bancorp	1,990,474
297,311	First BanCorp ADR	6,377,321
58,497	First Bancshares, Inc.	1,949,120
51,955	First Busey Corp.	1,425,645
153,264	First Commonwealth Financial Corp.	2,771,013
115,450	First Financial Bancorp	3,158,712
161,432	First Financial Bankshares, Inc.	6,208,675
15,174	First Financial Corp.	682,223
228,000	First Hawaiian, Inc.	5,709,120
958,043	First Horizon National Corp.	16,028,059
87,790	First Merchants Corp.	3,542,327
58,784	Flushing Financial Corp.	865,888
422,849	Fulton Financial Corp.	8,190,585
9,454	Great Southern Bancorp, Inc.	591,915
166,751	Hancock Whitney Corp.	9,126,282
67,373	Hanmi Financial Corp. Class A	1,374,409
47,107	HarborOne Bancorp, Inc.	628,878
81,247	Heartland Financial USA, Inc.	4,429,586
121,338	Heritage Commerce Corp.	1,255,848
58,973	Heritage Financial Corp.	1,366,404
86,383	Hilltop Holdings, Inc.	2,849,775
207,099	Hope Bancorp, Inc.	2,725,423
48,285	Horizon Bancorp, Inc.	771,111
1,105,202	Huntington Bancshares, Inc.	16,522,770
90,020	Independent Bank Corp. (Massachusetts)	5,774,783
22,379	Independent Bank Corp. (Michigan)	776,328
82,870	Independent Bank Group, Inc.	4,894,302
74,831	International Bancshares Corp.	5,046,603
161,846	Kearny Financial Corp.	1,165,291
34,167	Lakeland Financial Corp.	2,341,465
51,856	Live Oak Bancshares, Inc.	2,340,780
96,157	M&T Bank Corp.	16,555,351
23,252	Mercantile Bank Corp.	1,124,467
55,126	Meta Financial Group, Inc.	3,723,210
19,634	Midland States Bancorp, Inc.	466,111
57,687	NBT Bancorp, Inc.	2,827,817
1,494,133	New York Community Bancorp, Inc. (b)	15,718,279
10,699	Nicolet Bankshares, Inc.	1,075,891
95,150	OceanFirst Financial Corp.	1,728,876
71,766	OFG Bancorp ADR	3,259,612
601,105	Old National Bancorp	12,034,122
60,477	Old Second Bancorp, Inc.	1,023,271
36,533	Origin Bancorp, Inc.	1,255,274
187,180	Pacific Premier Bancorp, Inc.	5,065,091
14,493	Park National Corp.	2,564,681
32,940	Peapack-Gladstone Financial Corp.	930,884
37,073	Peoples Bancorp, Inc.	1,233,419
140,608	Pinnacle Financial Partners, Inc.	13,543,363
123,782	Popular, Inc. ADR	12,703,747
27,938	Preferred Bank	2,404,344
47,622	Premier Financial Corp.	1,206,741
180,124	Prosperity Bancshares, Inc.	13,062,592
349,153	Provident Financial Services, Inc.	6,473,297
733,052	Regions Financial Corp.	16,398,373
72,987	Renasant Corp.	2,510,023
49,739	S&T Bancorp, Inc.	2,207,417
102,969	Sandy Spring Bancorp, Inc.	3,153,940
138,489	Seacoast Banking Corp. of Florida	3,855,534
160,024	Simmons First National Corp.	3,445,317
37,820	Southside Bancshares, Inc.	1,323,322
52,770	Stellar Bancorp, Inc.	1,445,898
373,740	Synovus Financial Corp.	17,472,345
139,919	Texas Capital Bancshares, Inc. (a)	9,248,646
87,627	TFS Financial Corp.	1,188,222
228,486	The Bancorp, Inc. (a)	11,844,714
18,768	Tompkins Financial Corp.	1,181,258
89,286	Towne Bank	2,967,867
36,522	TriCo Bancshares	1,699,369
50,780	Triumph Financial, Inc. (a)	4,607,269
386,094	Truist Financial Corp.	17,254,541
23,665	TrustCo Bank Corp. NY	842,711
87,073	Trustmark Corp.	3,024,045
85,825	UMB Financial Corp.	8,755,867
168,519	United Bankshares, Inc.	6,560,445
184,647	United Community Banks, Inc.	5,714,825

28,573	Univest Financial Corp.	790,043
2,096,830	Valley National Bancorp	17,613,372
142,335	WaFd, Inc.	5,065,703
29,725	Washington Trust Bancorp, Inc.	951,497
344,886	Webster Financial Corp.	17,113,243
66,020	WesBanco, Inc.	2,104,718
42,945	Westamerica Bancorp	2,317,312
233,416	Western Alliance Bancorp	18,780,651
118,676	Wintrust Financial Corp.	12,840,743
81,744	WSFS Financial Corp.	4,617,719
335,493	Zions Bancorp	17,334,923

		683,018,067

Management of Companies and Enterprises - 9.4%
782,206	Banc of California, Inc.	10,935,240
31,602	Byline Bancorp, Inc.	886,436
55,740	Central Pacific Financial Corp.	1,454,257
30,088	Colmombia Financial, Inc. (a)	541,885
136,287	Cullen/Frost Bankers, Inc.	15,953,756
175,682	First Foundation, Inc.	1,229,774
249,556	First Interstate BancSystem, Inc.	7,878,483
192,779	Glacier Bancorp, Inc.	8,619,149
317,992	Home Bancshares, Inc.	9,008,713
29,694	Metropolitan Bank Holding Corp. (a)	1,565,765
52,114	National Bank Holdings Corp.	2,182,534
88,250	NB Bancorp, Inc. (a)	1,687,340
253,646	Northwest Bancshares, Inc.	3,561,190
56,030	ServisFirst Bancshares, Inc.	4,495,847
165,649	South State Corp.	16,394,281
26,149	Stock Yards Bancorp, Inc.	1,626,991
131,079	Veritex Holdings, Inc.	3,286,151

		91,307,792

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
49,101	CrossFirst Bankshares, Inc. (a)	910,332
17,206	QCR Holdings, Inc.	1,315,227

		2,225,559

	TOTAL COMMON STOCKS (Cost $690,527,143)	$776,551,418

SHORT TERM INVESTMENTS - 21.0%
Money Market Funds - 21.0%
47,925,026	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$47,925,026
16,879,318	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (c)	16,879,318
11,614,292	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (c)	11,614,292
127,657,043	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	127,657,043

	TOTAL SHORT TERM INVESTMENTS (Cost $204,075,679)	$204,075,679

	TOTAL INVESTMENTS (Cost $894,602,822) - 101.0% (e)	$980,627,097
	Liabilities in Excess of Other Assets - (1.0)%	(10,095,249)

	TOTAL NET ASSETS - 100.0%	$970,531,848

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $940,958,596.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	5.8800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	200,000	$297,592,979	$64,230,052
Total return of S&P Regional Banks Select Industry Index	6.1800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	188,537	293,261,020	47,848,689
Total return of S&P Regional Banks Select Industry Index	6.1800% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	65,000	112,017,325	5,414,032
Total return of S&P Regional Banks Select Industry Index	6.0300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	144,349	242,732,886	19,782,316
Total return of S&P Regional Banks Select Industry Index	5.8700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	138,442	207,263,403	44,836,131
Total return of S&P Regional Banks Select Industry Index	6.0800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	230,000	338,010,035	81,160,229
Total return of S&P Regional Banks Select Industry Index	6.1300% representing 1 month SOFR rate + spread	Barclays	12/23/2024	200,000	299,417,180	65,186,770

					$1,790,294,828	$328,458,219

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 64.8%
Administrative and Support Services - 1.0%
25,886	Revolve Group, Inc. (a)	$500,894

Building Material and Garden Equipment and Supplies Dealers - 0.8%
1,556	Tractor Supply Co.	409,726

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 15.7%
2,344	Abercrombie & Fitch Co. Class A (a)	345,693
8,416	Academy Sports & Outdoors, Inc.	455,053
21,213	American Eagle Outfitters, Inc.	467,747
10,078	Bath & Body Works, Inc.	370,366
3,445	Boot Barn Holdings, Inc. (a)	459,839
12,720	Caleres, Inc.	490,483
44,100	Designer Brands, Inc.	359,856
18,079	Foot Locker, Inc.	525,376
17,444	Gap, Inc.	409,585
6,173	Genesco, Inc. (a)	190,313
20,701	Guess?, Inc. (b)	497,859
20,711	Nordstrom, Inc.	472,832
2,988	Ross Stores, Inc.	427,971
7,766	Shoe Carnival, Inc.	329,822
4,998	Signet Jewelers Ltd. ADR	420,482
12,277	The Buckle, Inc.	530,244
4,018	TJX Companies, Inc.	454,114
10,174	Urban Outfitters, Inc. (a)	468,513
24,601	Victoria’s Secret & Co. (a)	436,668

		8,112,816

Food and Beverage Retailers - 4.9%
21,783	Albertsons Companies, Inc. Class A	431,957
21,110	Grocery Outlet Holding Corp. (a)	412,912
3,843	Ingles Markets, Inc.	311,475
8,651	Kroger Co.	471,479
5,768	Sprouts Farmers Market, Inc. (a)	576,166
4,280	Weis Markets, Inc.	322,926

		2,526,915

Food Services and Drinking Places - 0.9%
1,172	Casey’s General Stores, Inc.	454,548

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.5%
4,996	Best Buy Co., Inc.	432,254
15,188	GameStop Corp. Class A (a)	344,312

		776,566

General Merchandise Retailers - 13.7%
2,372	Amazon.com, Inc. (a)	443,517
5,025	BJ’s Wholesale Club Holdings, Inc. (a)	441,999
1,913	Burlington Stores, Inc. (a)	497,992
510	Costco Wholesale Corp.	419,220
1,049	Dillard’s, Inc. Class A	418,121
3,465	Dollar General Corp.	417,151
4,110	Dollar Tree, Inc. (a)	428,837
8,363	eBay, Inc.	465,066
7,406	Etsy, Inc. (a)	482,427
3,864	Five Below, Inc. (a)	281,067
20,201	Kohl’s Corp.	437,554
23,744	Macy’s, Inc.	410,296
5,537	PriceSmart, Inc.	505,694
3,089	Target Corp.	464,617
6,507	Walmart, Inc.	446,641
1,195	Winmark Corp.	472,790

		7,032,989

Health and Personal Care Retailers - 3.2%
41,998	Sally Beauty Holdings, Inc. (a)	480,877
1,115	Ulta Beauty, Inc. (a)	406,852
28,033	Walgreens Boots Alliance, Inc.	332,752
26,893	Warby Parker, Inc. (a)	442,928

		1,663,409

Merchant Wholesalers, Durable Goods - 0.5%
3,521	America’s Car-Mart, Inc. (a)	243,829

Miscellaneous Manufacturing - 0.9%
32,459	National Vision Holdings, Inc. (a)	469,357

Motor Vehicle and Parts Dealers - 11.4%
6,874	Advance Auto Parts, Inc.	435,330
1,897	Asbury Automotive Group, Inc. (a)	510,710
2,659	AutoNation, Inc. (a)	507,125
154	AutoZone, Inc. (a)	482,588
6,234	CarMax, Inc. (a)	526,399
4,230	Carvana Co. (a)	563,563
1,434	Group 1 Automotive, Inc.	524,443
11,333	MarineMax, Inc. (a)	395,182
927	Murphy USA, Inc.	468,061
434	O’Reilly Automotive, Inc. (a)	488,832
3,012	Penske Automotive Group, Inc.	524,419
7,758	Sonic Automotive, Inc.	461,911

		5,888,563

Printing and Related Support Activities - 0.2%
16,613	Arko Corp.	108,815

Professional, Scientific, and Technical Services - 0.5%
19,141	Groupon, Inc. (a)(b)	254,958

Rental and Leasing Services - 1.0%
13,952	Upbound Group, Inc.	526,409

Repair and Maintenance - 1.0%
10,577	Valvoline, Inc. (a)	491,831

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 6.7%
24,285	Camping World Holdings, Inc.	555,641
19,689	Chewy, Inc. (a)	476,080
2,017	Dick’s Sporting Goods, Inc.	436,378
95,390	Leslie’s, Inc. (a)	281,400
17,999	Monro Muffler Brake, Inc.	554,729
4,972	Ollie’s Bargain Outlet Holdings, Inc. (a)	485,466
18,040	Savers Value Village, Inc. (a)	183,828
11,407	The ODP Corp. (a)	481,946

		3,455,468

Truck Transportation - 0.9%
1,732	Lithia Motors, Inc. Class A	478,604

	TOTAL COMMON STOCKS (Cost $31,286,622)	$33,395,697

SHORT TERM INVESTMENTS - 33.9%
Money Market Funds - 33.9%

14,160,756	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$14,160,756
660,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (c)	660,000
2,623,834	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	2,623,834

	TOTAL SHORT TERM INVESTMENTS (Cost $17,444,590)	$17,444,590

	TOTAL INVESTMENTS (Cost $48,731,212) - 98.7% (e)	$50,840,287
	Other Assets in Excess of Liabilities - 1.3%	690,204

	TOTAL NET ASSETS - 100.0%	$51,530,491

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,238,207.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Retail Select Industry® Index	5.8300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	5,547	$39,450,375	$5,553,555
Total return of S&P Retail Select Industry® Index	5.9200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	5,472	42,919,857	2,192,866
Total return of S&P Retail Select Industry® Index	5.9300% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,918	21,822,524	1,810,370
Total return of S&P Retail Select Industry® Index	5.9800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	642	5,170,515	138,806

					$109,363,271	$9,695,597

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 82.0%
Accommodation - 1.6%
2,593	Airbnb, Inc. (a)	$361,879
9,099	MGM Resorts International (a)	390,984

		752,863

Administrative and Support Services - 2.4%
1,483	Equifax, Inc.	414,306
2,242	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	351,366
5,463	Uber Technologies, Inc. (a)	352,199

		1,117,871

Air Transportation - 0.5%
23,048	American Airlines Group, Inc. (a)	245,231

Broadcasting and Content Providers - 1.6%
28,440	Paramount Global Class B	324,785
50,205	Warner Bros Discovery, Inc. (a)	434,273

		759,058

Chemical Manufacturing - 1.3%
3,725	Albemarle Corp.	348,921
1,943	Celanese Corp.	274,254

		623,175

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.5%
907	Lululemon Athletica, Inc. (a)	234,605

Computer and Electronic Product Manufacturing - 23.7%
3,596	Advanced Micro Devices, Inc. (a)	519,550
1,838	Alphabet, Inc. Class C	318,250
1,625	Analog Devices, Inc.	375,993
1,560	Arista Networks, Inc. (a)	540,618
3,553	Broadcom, Inc.	570,896
4,656	Enphase Energy, Inc. (a)	535,952
1,876	First Solar, Inc. (a)	405,197
5,410	Fortinet, Inc. (a)	313,996
10,271	Intel Corp.	315,731
3,137	Jabil Circuit, Inc.	353,446
4,604	Microchip Technology, Inc.	408,743
3,021	Micron Technology, Inc.	331,766
759	Monolithic Power Systems, Inc.	655,085
6,374	NVIDIA Corp.	745,886
1,546	NXP Semiconductors NV ADR (Netherlands)	406,845
6,223	ON Semiconductor Corp. (a)	486,950
1,044	Palto Alto Networks, Inc. (a)	339,018
3,616	Qorvo, Inc. (a)	433,197
1,980	Qualcomm, Inc.	358,281
3,937	Skyworks Solutions, Inc.	447,322
985	Super Micro Computer, Inc. (a)	691,125
3,962	Teradyne, Inc.	519,656
1,662	Texas Instruments, Inc.	338,732
4,803	Western Digital Corp. (a)	322,041
1,246	Zebra Technologies Corp. Class A (a)	437,583

		11,171,859

Construction of Buildings - 2.4%
2,105	D.R. Horton, Inc.	378,752
2,102	Lennar Corp. Class A	371,907
2,881	PulteGroup, Inc.	380,292

		1,130,951

Credit Intermediation and Related Activities - 5.8%
10,605	Citizens Financial Group, Inc.	452,515
8,173	Fifth Third Bancorp	346,045
21,925	Huntington Bancshares, Inc.	327,779
26,033	KeyCorp	419,912
16,556	Regions Financial Corp.	370,358
9,687	Truist Financial Corp.	432,912
8,239	U.S. Bancorp	369,766

		2,719,287

Electrical Equipment, Appliance, and Component Manufacturing - 1.7%
3,046	Generac Holdings, Inc. (a)	474,201
1,206	Rockwell Automation, Inc.	336,052

		810,253

Fabricated Metal Product Manufacturing - 0.8%
3,600	Stanley Black & Decker, Inc.	380,232

Funds, Trusts, and Other Financial Vehicles - 0.7%
3,087	T. Rowe Price Group, Inc.	352,566

General Merchandise Retailers - 1.5%
1,931	Amazon.com, Inc. (a)	361,059
5,681	Etsy, Inc. (a)	370,060

		731,119

Machinery Manufacturing - 3.8%
2,010	Applied Materials, Inc.	426,522
4,839	Carrier Global Corp.	329,584
915	Caterpillar, Inc.	316,773
468	Lam Research Corp.	431,141
552	Parker Hannifin Corp.	309,760

		1,813,780

Management of Companies and Enterprises - 1.0%
24,539	Norwegian Cruise Line Holdings Ltd. ADR (a)	452,254

Merchant Wholesalers, Durable Goods - 3.1%
2,803	Builders FirstSource, Inc. (a)	469,138
607	KLA-Tencor Corp.	499,604
2,932	Mohawk Industries, Inc. (a)	472,257

		1,440,999

Mining (except Oil and Gas) - 0.7%
7,117	Freeport-McMoRan Copper & Gold, Inc.	323,183

Miscellaneous Manufacturing - 2.1%
1,668	Align Technology, Inc. (a)	386,776
2,539	Estee Lauder Companies, Inc. Class A	252,910
807	Intuitive Surgical, Inc. (a)	358,800

		998,486

Motor Vehicle and Parts Dealers - 0.9%
4,806	CarMax, Inc. (a)	405,819

Performing Arts, Spectator Sports, and Related Industries - 1.2%
13,902	Caesars Entertainment Inc. (a)	555,385

Professional, Scientific, and Technical Services - 6.0%
1,417	Charles River Laboratories International, Inc. (a)	345,890

1,388	EPAM Systems, Inc. (a)	298,600
697	IDEXX Laboratories, Inc. (a)	331,856
1,379	IQVIA Holdings, Inc. (a)	339,551
850	Meta Platforms, Inc.	403,605
2,727	Oracle Corp.	380,280
1,883	Paycom Software, Inc.	314,066
523	ServiceNow, Inc. (a)	425,926

		2,839,774

Publishing Industries - 6.2%
821	Adobe, Inc. (a)	452,905
978	Ansys, Inc. (a)	306,730
1,625	Autodesk, Inc. (a)	402,220
1,310	Cadence Design Systems, Inc. (a)	350,634
6,231	Dayforce, Inc. (a)	369,374
562	Intuit, Inc.	363,811
1,142	Salesforce, Inc.	295,550
664	Synopsys, Inc. (a)	370,724

		2,911,948

Real Estate - 2.3%
2,687	Alexandria Real Estate Equities, Inc.	315,158
6,305	BXP, Inc.	449,609
2,191	Digital Realty Trust, Inc.	327,533

		1,092,300

Rental and Leasing Services - 1.1%
674	United Rentals, Inc.	510,285

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
13,747	Franklin Resources, Inc.	314,394
22,395	Invesco Ltd. ADR (a)	386,538
3,302	The Blackstone Group, Inc.	469,379

		1,170,311

Specialty Trade Contractors - 0.7%
1,263	Quanta Services, Inc.	335,175

Support Activities for Transportation - 0.8%
2,989	Expedia, Inc. (a)	381,606

Telecommunications - 0.8%
6,047	PayPal Holdings, Inc. (a)	397,772

Transportation Equipment Manufacturing - 2.5%
3,980	Aptiv PLC ADR (United Kingdom) (a)	276,172
25,909	Ford Motor Co.	280,336
2,672	Tesla, Inc. (a)	620,091

		1,176,599

Utilities - 0.6%
16,228	AES Corp.	288,696

Water Transportation - 1.2%
33,480	Carnival Corp. ADR (Panama) (a)	557,776

	TOTAL COMMON STOCKS (Cost $37,621,895)	$38,681,218

SHORT TERM INVESTMENTS - 13.0%
Money Market Funds - 13.0%
3,763,559	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$3,763,559
2,352,695	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	2,352,695

	TOTAL SHORT TERM INVESTMENTS (Cost $6,116,254)	$6,116,254

	TOTAL INVESTMENTS (Cost $43,738,149) - 95.0% (c)	$44,797,472
	Other Assets in Excess of Liabilities - 5.0%	2,370,730

	TOTAL NET ASSETS - 100.0%	$47,168,202

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,094,542.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® High Beta Index	6.1100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	211	$3,966,737	$276,073
Total return of S&P 500® High Beta Index	5.7400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	1,895	35,321,850	2,559,385
Total return of S&P 500® High Beta Index	5.9000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	2,228	42,685,204	1,751,687
Total return of S&P 500® High Beta Index	6.0000% representing 1 month SOFR rate + spread	Barclays	12/23/2024	683	13,557,349	321,572

					$95,531,140	$4,908,717

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 116.7%
Money Market Funds - 116.7%
12,178,767	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$12,178,767
7,471,045	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	7,471,045
10,758,738	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	10,758,738

	TOTAL SHORT TERM INVESTMENTS (Cost $30,408,550) (b)	$30,408,550

	TOTAL INVESTMENTS (Cost $30,408,550) - 116.7%	$30,408,550
	Liabilities in Excess of Other Assets - (16.7)%	(4,350,857)

	TOTAL NET ASSETS - 100.0%	$26,057,693

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,214,379.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.5300% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2024	1,296	$23,168,190	$(2,779,057)
5.8600% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2024	485	9,583,213	(269,133)
5.5300% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2024	572	11,055,596	(492,468)
5.7600% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/23/2024	1,461	29,754,857	(23,345)

					$73,561,856	$(3,564,003)

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 62.8%
Administrative and Support Services - 0.1%
68,102	Tango Therapeutics, Inc. (a)	$670,805

Ambulatory Health Care Services - 2.2%
79,720	ARS Pharmaceuticals, Inc. (a)	866,557
83,569	CareDx, Inc. (a)	1,670,544
53,764	Keros Therapeutics, Inc. (a)	2,696,802
153,511	Natera, Inc. (a)	15,717,991
102,874	Veracyte, Inc. (a)	2,468,976

		23,420,870

Apparel Manufacturing - 0.2%
318,082	Sana Biotechnology, Inc. (a)	1,937,119

Chemical Manufacturing - 45.6%
134,109	89bio, Inc. (a)	1,228,438
102,738	AbbVie, Inc.	19,039,406
285,055	Acadia Pharmaceuticals Inc. (a)	5,421,746
261,510	ADMA Biologics, Inc. (a)	3,211,343
71,820	Agios Pharmaceuticals, Inc. (a)	3,332,448
269,543	Alkermes PLC ADR (Ireland) (a)	7,363,915
75,790	Alnylam Pharmaceuticals, Inc. (a)	17,997,093
207,051	Altimmune, Inc. (a)	1,316,844
58,002	Amgen, Inc.	19,283,925
426,695	Amicus Therapeutics, Inc. (a)	4,399,225
80,183	Arcellx, Inc. (a)	4,956,111
72,897	Arcturus Therapeutics Holdings, Inc. (a)	1,710,164
89,512	Arcus Biosciences, Inc. (a)	1,468,892
242,447	Arcutis Biotherapeutics, Inc. (a)	2,441,441
102,624	Astria Therapeutics, Inc. (a)	1,198,648
172,203	Avid Bioservices, Inc. (a)	1,797,799
102,149	Avidity Biosciences, Inc. (a)	4,655,951
154,409	Beam Therapeutics, Inc. (a)	4,885,501
435,168	BioCryst Pharmaceuticals, Inc. (a)	3,168,023
74,751	Biogen, Inc. (a)	15,936,913
182,820	Biohaven Ltd. ADR (a)	7,190,311
207,401	BioMarin Pharmaceutical, Inc. (a)	17,490,126
88,729	Blueprint Medicines Corp. (a)	9,609,351
253,788	BridgeBio Pharma, Inc. (a)	6,585,799
173,330	Catalyst Pharmaceuticals, Inc. (a)	2,988,209
111,648	Celldex Therapeutics, Inc. (a)	4,254,905
171,888	Cogent Biosciences, Inc. (a)	1,620,904
21,688	Corbus Pharmaceuticals Holdings, Inc. (a)	1,289,785
104,799	Crinetics Pharmaceuticals, Inc. (a)	5,566,923
141,531	Denali Therapeutics, Inc. (a)	3,449,111
413,544	Exact Sciences Corp. (a)	18,890,690
903,946	Geron Corp. (a)	4,284,704
266,206	Gilead Sciences, Inc.	20,247,628
122,369	Halozyme Therapeutics, Inc. (a)	6,762,111
240,651	Heron Therapeutics, Inc. (a)	714,734
97,454	Humacyte, Inc. (a)	921,915
407,067	ImmunityBio, Inc. (a)	2,096,395
108,425	Immunome, Inc. (a)	1,670,829
264,248	Incyte Corp. (a)	17,194,617
104,852	Insmed, Inc. (a)	7,627,983
194,860	Intellia Therapeutics, Inc. (a)	5,107,281
157,774	Ionis Pharmaceuticals, Inc. (a)	7,803,502
359,128	Ironwood Pharmaceuticals, Inc. (a)	2,452,844
33,618	iTeos Therapeutics, Inc. (a)	591,341
72,175	Janux Therapeutics, Inc. (a)	2,930,305
56,638	Kiniksa Pharmaceuticals International PLC ADR (a)	1,506,571
39,051	Krystal Biotech, Inc. (a)	8,140,572
34,025	Madrigal Pharmaceuticals, Inc. (a)	9,685,557
327,373	MannKind Corp. (a)	1,885,669
64,339	Mirum Pharmaceuticals, Inc. (a)	2,608,946
69,669	Morphic Holding, Inc. (a)	3,947,446
87,315	Myriad Genetics, Inc. (a)	2,442,201
112,615	Neurocrine Biosciences, Inc. (a)	15,942,906
244,677	Novavax, Inc. (a)	3,134,312
95,321	Olema Pharmaceuticals, Inc. (a)	1,540,387
108,586	ORIC Pharmaceuticals, Inc. (a)	1,216,163
90,647	Prothena Corp. PLC ADR (Ireland) (a)	2,110,262
93,868	PTC Therapeutics, Inc. (a)	3,177,432
16,720	Regeneron Pharmaceuticals, Inc. (a)	18,044,057
96,421	REGENXBIO, Inc. (a)	1,373,999
67,801	Rhythm Pharmaceuticals, Inc. (a)	3,268,686
109,930	Rocket Pharmaceuticals, Inc. (a)	2,660,306
775,124	Roivant Sciences Ltd. ADR (Ireland) (a)	8,410,095
115,166	Sage Therapeutics, Inc. (a)	1,261,068
134,791	Sarepta Therapeutics, Inc. (a)	19,172,672
126,735	Savara, Inc. (a)	582,981
124,264	Scholar Rock Holding Corp. (a)	1,128,317
50,396	Soleno Therapeutics, Inc. (a)	2,430,599
145,653	SpringWorks Therapeutics, Inc. (a)	5,230,399
62,706	Spyre Therapeutics, Inc. (a)	1,724,415
74,646	Stoke Therapeutics, Inc. (a)	1,117,451
155,013	Summit Therapeutics, Inc. (a)	1,674,140
166,247	Syndax Pharmaceuticals, Inc. (a)	3,773,807
314,846	TG Therapeutics, Inc. (a)	6,221,357
170,328	Travere Therapeutics, Inc. (a)	1,624,929
96,316	Twist Bioscience Corp. (a)	5,375,396
117,873	Ultragenyx Pharmaceutical, Inc. (a)	5,306,643
60,116	United Therapeutics Corp. (a)	18,833,742
113,767	Vera Therapeutics, Inc. (a)	4,162,735
61,770	Vericel Corp. (a)	3,120,620
36,024	Vertex Pharmaceuticals, Inc. (a)	17,857,817
313,553	Viking Therapeutics, Inc. (a)	17,872,521
135,458	Viridian Therapeutics, Inc. (a)	2,282,467
89,233	Xencor, Inc. (a)	1,822,138

156,572	Zentalis Pharmaceuticals, Inc. (a)	609,065

		498,436,975

Hospitals - 0.4%
60,453	Nuvalent, Inc. (a)	4,832,613

Merchant Wholesalers, Durable Goods - 0.5%
135,834	Dyne Therapeutics, Inc. (a)	5,828,637

Merchant Wholesalers, Nondurable Goods - 1.0%
113,070	Akero Therapeutics, Inc. (a)	3,022,361
173,560	C4 Therapeutics, Inc. (a)	1,162,852
96,791	Cabaletta Bio, Inc. (a)	687,216
38,650	Praxis Precision Medicines, Inc. (a)	2,230,492
70,337	Protagonist Therapeutics, Inc. (a)	2,633,417
181,199	Relay Therapeutics, Inc. (a)	1,489,456

		11,225,794

Miscellaneous Manufacturing - 0.2%
129,094	MiMedx Group, Inc. (a)	961,750
744,838	Ocugen, Inc. (a)	1,046,498

		2,008,248

Professional, Scientific, and Technical Services - 10.9%
89,300	4D Molecular Therapeutics, Inc. (a)	1,583,289
94,028	Alector, Inc. (a)	564,168
389,759	Allogene Therapeutics, Inc. (a)	1,145,891
46,421	AnaptysBio, Inc. (a)	1,617,308
209,587	Anavex Life Sciences Corp. (a)	1,424,144
226,097	Apellis Pharmaceuticals, Inc. (a)	8,953,441
69,928	Apogee Therapeutics, Inc. (a)	3,405,494
600,536	Ardelyx, Inc. (a)	3,332,975
136,917	Arrowhead Pharmaceuticals, Inc. (a)	3,910,349
37,796	CARGO Therapeutics, Inc. (a)	643,666
47,612	CG Oncology, Inc. (a)	1,587,860
170,573	Crispr Therapeutics AG ADR (Switzerland) (a)	9,772,127
97,785	Cullinan Therapeutics, Inc. (a)	1,892,140
245,044	Cytokinetics, Inc. (a)	14,460,046
139,827	Day One Biopharmaceuticals, Inc. (a)	2,000,924
291,236	Dynavax Technologies Corp. (a)	3,258,931
200,792	Editas Medicine, Inc. (a)	1,086,285
326,417	Exelixis, Inc. (a)	7,654,479
234,336	Fate Therapeutics, Inc. (a)	1,249,011
112,276	IDEAYA Biosciences, Inc. (a)	4,833,482
116,405	Kura Oncology, Inc. (a)	2,422,388
84,861	Kymera Therapeutics, Inc. (a)	3,920,578
123,681	Moderna, Inc. (a)	14,745,249
128,299	Nurix Therapeutics, Inc. (a)	2,807,182
371,782	Recursion Pharmaceuticals, Inc. (a)	3,048,612
173,465	Revolution Medicines, Inc. (a)	7,916,943
88,472	Vaxcyte, Inc. (a)	6,979,556
139,434	Verve Therapeutics, Inc. (a)	976,038
136,275	Vir Biotechnology, Inc. (a)	1,384,554
83,392	Voyager Therapeutics, Inc. (a)	766,372

		119,343,482

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
171,261	Cerevel Therapeutics Holdings, Inc. (a)	7,699,895
22,406	Disc Medicine, Inc. (a)	967,043
131,465	Immunovant, Inc. (a)	3,821,687
620,131	Scilex Holding Co. (a)	986,008

		13,474,633

Support Activities for Transportation - 0.5%
629,435	Iovance Biotherapeutics, Inc. (a)	5,494,968

	TOTAL COMMON STOCKS (Cost $665,963,448)	$686,674,144

SHORT TERM INVESTMENTS - 37.6%
Money Market Funds - 37.6%
290,011,880	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$290,011,880
42,936,307	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (c)	42,936,307
77,319,753	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	77,319,753

	TOTAL SHORT TERM INVESTMENTS (Cost $410,267,940)	$410,267,940

	TOTAL INVESTMENTS (Cost $1,076,231,388) - 100.4% (e)	$1,096,942,084
	Liabilities in Excess of Other Assets - (0.4)%	(4,453,402)

	TOTAL NET ASSETS - 100.0%	$1,092,488,682

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $970,669,011.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Biotechnology Select Industry Index	5.8300% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	61,129	$381,717,857	$77,585,497
Total return of S&P Biotechnology Select Industry Index	5.8800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	49,692	317,680,701	56,781,520
Total return of S&P Biotechnology Select Industry Index	6.0300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	40,000	247,193,200	52,287,340
Total return of S&P Biotechnology Select Industry Index	5.8100% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	21,076	134,565,659	23,946,461
Total return of S&P Biotechnology Select Industry Index	5.8900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	44,753	305,788,774	31,348,100

Total return of S&P Biotechnology Select Industry Index	6.0200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	81,805	566,281,945	55,267,154
Total return of S&P Biotechnology Select Industry Index	6.2800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	37,274	255,595,269	26,491,441

					$2,208,823,405	$323,707,513

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.5%
Money Market Funds - 107.5%
64,379,352	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$64,379,352
11,657,464	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	11,657,464
43,150,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	43,150,000
47,575,381	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	47,575,381

	TOTAL SHORT TERM INVESTMENTS (Cost $166,762,197) (b)	$166,762,197

	TOTAL INVESTMENTS (Cost $166,762,197) - 107.5%	$166,762,197
	Liabilities in Excess of Other Assets - (7.5)%	(11,621,240)

	TOTAL NET ASSETS - 100.0%	$155,140,957

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $106,681,000.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.6300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2024	5,759	$41,172,949	$(2,616,890)
5.8300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2024	6,692	48,866,429	(1,711,537)
5.5600% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2024	5,534	39,464,822	(2,817,278)
5.4400% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2024	3,366	24,945,552	(545,641)
5.7300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/19/2024	11,158	81,093,834	(4,194,824)
5.8600% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	12/23/2024	27,803	217,864,587	3,895,030

					$453,408,173	$(7,991,140)

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 71.9%
Computer and Electronic Product Manufacturing - 54.4%
4,033,479	Advanced Micro Devices, Inc. (a)	$582,757,046
1,435,843	Analog Devices, Inc.	332,225,353
5,791,827	ASE Technology Holding Co., Ltd. ADR (Taiwan)	58,034,106
5,061,960	Broadcom, Inc.	813,355,733
10,910,840	Intel Corp.	335,399,222
1,228,034	Lattice Semiconductor Corp. (a)	65,085,802
3,461,342	Microchip Technology, Inc.	307,297,943
2,692,121	Micron Technology, Inc.	295,648,728
603,413	MKS Instruments, Inc.	75,969,697
419,730	Monolithic Power Systems, Inc.	362,264,766
6,140,125	NVIDIA Corp.	718,517,427
1,237,560	NXP Semiconductors NV ADR (Netherlands)	325,676,290
3,864,520	ON Semiconductor Corp. (a)	302,398,690
857,027	Qorvo, Inc. (a)	102,671,835
2,612,509	Qualcomm, Inc.	472,733,503
966,243	Rambus, Inc. (a)	49,703,540
1,442,211	Skyworks Solutions, Inc.	163,864,014
2,380,096	STMicroelectronics NV ADR (Netherlands)	80,352,041
2,062,238	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	341,919,060
1,386,960	Teradyne, Inc.	181,913,674
1,725,904	Texas Instruments, Inc.	351,756,494
6,607,237	United Microelectronics Corp. ADR (Taiwan) (b)	55,302,574
1,117,219	Wolfspeed, Inc. (a)(b)	21,059,578

		6,395,907,116

Machinery Manufacturing - 10.2%
2,478,983	Applied Materials, Inc.	526,040,193
323,986	ASML Holding NV ADR (Netherlands)	303,477,686
288,727	Axcelis Technologies, Inc. (a)	36,480,656
359,929	Lam Research Corp.	331,580,992

		1,197,579,527

Merchant Wholesalers, Durable Goods - 4.5%
1,354,893	Entegris, Inc.	160,270,293
442,757	KLA-Tencor Corp.	364,420,004

		524,690,297

Professional, Scientific, and Technical Services - 2.8%
4,891,811	Marvell Technology, Inc.	327,653,501

	TOTAL COMMON STOCKS (Cost $7,770,484,002)	$8,445,830,441

SHORT TERM INVESTMENTS - 19.0%
Money Market Funds - 19.0%
924,197,780	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$924,197,780
427,200,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (c)	427,200,000
95,150,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (c)	95,150,000
259,935,142	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	259,935,142
532,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 5.18% (c)	532,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,238,482,922)	$2,238,482,922

	TOTAL INVESTMENTS (Cost $10,008,966,924) - 90.9% (e)	$10,684,313,363
	Other Assets in Excess of Liabilities - 9.1%	1,070,244,392

	TOTAL NET ASSETS - 100.0%	$11,754,557,755

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,150,217,060.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE Semiconductor Index	6.3200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	2,251,605	$2,635,592,495	$51,767,871
Total return of ICE Semiconductor Index	6.2100% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	4,148,297	4,443,742,150	463,425,145
Total return of ICE Semiconductor Index	6.2800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	3,580,336	4,063,586,519	178,182,887
Total return of ICE Semiconductor Index	6.1100% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	200,000	192,822,001	41,320,488
Total return of ICE Semiconductor Index	6.2300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	1,080,363	1,153,596,529	123,979,806
Total return of ICE Semiconductor Index	6.1400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	2,659,057	3,128,157,694	48,605,614
Total return of ICE Semiconductor Index	6.2800% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	3,708,155	4,219,938,396	185,655,112
Total return of ICE Semiconductor Index	6.2500% representing 1 month SOFR rate + spread	Barclays	12/23/2024	4,708,907	5,383,401,022	214,849,115

					$25,220,836,806	$1,307,786,038

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.0%
Money Market Funds - 97.0%
326,649,679	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$326,649,679
109,440,833	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	109,440,833
92,903,639	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	92,903,639
160,352,502	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	160,352,502

	TOTAL SHORT TERM INVESTMENTS (Cost $689,346,653) (b)	$689,346,653

	TOTAL INVESTMENTS (Cost $689,346,653) - 97.0%	$689,346,653
	Other Assets in Excess of Liabilities - 3.0%	21,262,684

	TOTAL NET ASSETS - 100.0%	$710,609,337

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $439,217,650.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.4800% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	12/4/2024	106,372	$139,005,817	$11,796,114
5.8600% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2024	272,242	347,204,042	21,120,128
6.0800% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2024	480,245	564,104,889	(12,042,935)
5.9100% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Societe Generale	12/16/2024	200,000	192,821,999	(41,566,870)
5.9300% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2024	32,587	34,871,868	(3,504,194)
5.7400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2024	251,325	310,570,356	9,312,257
5.9700% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/19/2024	70,608	88,654,837	4,200,669
5.9800% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/23/2024	362,085	390,780,240	(38,736,913)

					$2,068,014,048	$(49,421,744)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 69.3%
Administrative and Support Services - 0.3%
18,196	Gartner, Inc. (a)	$9,119,653

Computer and Electronic Product Manufacturing - 37.0%
378,902	Advanced Micro Devices, Inc. (a)	54,743,761
281,596	Amphenol Corp. Class A	18,095,359
116,246	Analog Devices, Inc.	26,896,999
489,266	Apple, Inc.	108,656,193
59,509	Arista Networks, Inc. (a)	20,622,844
599,256	Broadcom, Inc.	96,288,454
949,220	Cisco Systems, Inc.	45,989,709
31,898	Enphase Energy, Inc. (a)	3,671,779
25,098	First Solar, Inc. (a)	5,420,917
148,633	Fortinet, Inc. (a)	8,626,659
202,313	HP, Inc.	7,301,476
997,925	Intel Corp.	30,676,215
215,333	International Business Machines Corp.	41,374,083
28,268	Jabil Circuit, Inc.	3,184,956
40,917	Keysight Technologies, Inc. (a)	5,710,786
126,673	Microchip Technology, Inc.	11,246,029
259,597	Micron Technology, Inc.	28,508,943
11,404	Monolithic Power Systems, Inc.	9,842,678
39,095	Motorola Solutions, Inc.	15,595,777
48,374	NetApp, Inc.	6,142,531
3,778,870	NVIDIA Corp.	442,203,367
59,944	NXP Semiconductors NV ADR (Netherlands)	15,774,863
100,848	ON Semiconductor Corp. (a)	7,891,356
75,739	Palto Alto Networks, Inc. (a)	24,594,725
22,633	Qorvo, Inc. (a)	2,711,433
262,085	Qualcomm, Inc.	47,424,281
25,099	Roper Technologies, Inc.	13,672,680
45,777	Seagate Technology Holdings PLC ADR (Ireland)	4,677,036
37,606	Skyworks Solutions, Inc.	4,272,794
11,804	Super Micro Computer, Inc. (a)	8,282,277
11,119	Teledyne Technologies, Inc. (a)	4,690,661
36,599	Teradyne, Inc.	4,800,325
213,431	Texas Instruments, Inc.	43,499,372
57,252	Trimble, Inc. (a)	3,122,524
76,552	Western Digital Corp. (a)	5,132,812
12,053	Zebra Technologies Corp. Class A (a)	4,232,893

		1,185,579,547

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
71,791	TE Connectivity Ltd. ADR (Switzerland)	11,079,505

Machinery Manufacturing - 2.2%
194,784	Applied Materials, Inc.	41,333,165
30,655	Lam Research Corp.	28,240,612

		69,573,777

Merchant Wholesalers, Durable Goods - 0.8%
31,571	KLA-Tencor Corp.	25,985,143

Nonmetallic Mineral Product Manufacturing - 0.2%
180,719	Corning, Inc.	7,230,567

Professional, Scientific, and Technical Services - 5.6%
147,390	Accenture PLC Class A ADR (Ireland)	48,730,082
31,517	CDW Corp.	6,874,173
116,553	Cognizant Technology Solutions Corp. Class A	8,820,731
13,585	EPAM Systems, Inc. (a)	2,922,541
13,740	F5 Networks, Inc. (a)	2,798,014
33,039	GoDaddy, Inc. (a)	4,805,522
76,184	Juniper Networks, Inc.	2,871,375
373,701	Oracle Corp.	52,112,604
28,083	PTC, Inc. (a)	4,994,561
48,058	ServiceNow, Inc. (a)	39,137,955
20,320	VeriSign, Inc. (a)	3,800,043

		177,867,601

Publishing Industries - 22.9%
105,019	Adobe, Inc. (a)	57,933,731
35,710	Akamai Technologies, Inc. (a)	3,509,579
20,459	Ansys, Inc. (a)	6,416,556
50,138	Autodesk, Inc. (a)	12,410,158
63,811	Cadence Design Systems, Inc. (a)	17,079,652
54,078	CrowdStrike Holdings, Inc. (a)	12,543,933
5,795	Fair Isaac Corp. (a)	9,272,000
304,745	Hewlett Packard Enterprise Co.	6,067,473
65,633	Intuit, Inc.	42,487,523
1,141,785	Microsoft Corp.	477,665,755
129,171	NortonLifeLock, Inc.	3,357,154
227,685	Salesforce, Inc.	58,924,878
35,760	Synopsys, Inc. (a)	19,965,523
9,953	Tyler Technologies, Inc. (a)	5,654,399

		733,288,314

	TOTAL COMMON STOCKS (Cost $2,073,019,766)	$2,219,724,107

SHORT TERM INVESTMENTS - 21.9%
Money Market Funds - 21.9%
391,669,261	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$391,669,261
109,955,209	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (b)	109,955,209
86,850,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	86,850,000
113,267,070	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	113,267,070

	TOTAL SHORT TERM INVESTMENTS (Cost $701,741,540)	$701,741,540

	TOTAL INVESTMENTS (Cost $2,774,761,306) - 91.2% (c)	$2,921,465,647
	Other Assets in Excess of Liabilities - 8.8%	279,329,621

	TOTAL NET ASSETS - 100.0%	$3,200,795,268

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,720,308,425.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Technology Select Sector Index	6.1200% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	515,346	$1,036,910,749	$78,625,185
Total return of Technology Select Sector Index	5.9800% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	652,585	1,258,571,547	144,585,349
Total return of Technology Select Sector Index	6.1300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	486,666	952,700,117	96,661,362
Total return of Technology Select Sector Index	6.1700% representing 1 month SOFR rate + spread	Societe Generale	12/16/2024	100,000	191,783,001	22,117,174
Total return of Technology Select Sector Index	6.1500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	128,973	276,424,901	3,635,640
Total return of Technology Select Sector Index	6.0200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	386,559	750,935,147	78,404,455
Total return of Technology Select Sector Index	6.1500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	476,434	951,827,990	78,906,902
Total return of Technology Select Sector Index	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	604,652	1,219,735,409	92,533,973

					$6,638,888,861	$595,470,040

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 114.7%
Money Market Funds - 114.7%
53,846,141	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$53,846,141
3,912,084	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	3,912,084
12,297,010	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	12,297,010
32,021,676	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	32,021,676

	TOTAL SHORT TERM INVESTMENTS (Cost $102,076,911) (b)	$102,076,911

	TOTAL INVESTMENTS (Cost $102,076,911) - 114.7%	$102,076,911
	Liabilities in Excess of Other Assets - (14.7)%	(13,103,945)

	TOTAL NET ASSETS - 100.0%	$88,972,966

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,378,029.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3700% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/4/2024	9,089	$19,446,080	$(419,541)
5.7300% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2024	3,461	7,148,304	(307,854)
5.9300% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2024	12,705	28,596,547	762,465
5.7600% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Societe Generale	12/16/2024	5,000	9,589,150	(1,130,390)
5.9100% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2024	27,940	65,376,100	4,050,624
5.7200% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2024	25,433	55,538,689	(383,174)
5.8100% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/19/2024	23,471	50,946,190	(526,149)
5.8300% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/23/2024	14,066	31,799,693	1,143,896

					$268,440,753	$3,189,877

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 74.0%
Administrative and Support Services - 13.5%
3,250	GXO Logistics, Inc. (a)	$181,935
3,199	RXO, Inc. (a)	101,440
39,493	Uber Technologies, Inc. (a)	2,546,114

		2,829,489

Air Transportation - 9.2%
3,452	Alaska Air Group, Inc. (a)	129,554
394	Allegiant Travel Co.	22,092
17,850	American Airlines Group, Inc. (a)	189,924
13,570	Delta Air Lines, Inc.	583,781
9,255	JetBlue Airways Corp. (a)	59,324
1,095	SkyWest, Inc. (a)	87,534
16,282	Southwest Airlines Co.	438,637
2,980	Spirit Airlines, Inc. (b)	8,970
8,945	United Continental Holdings, Inc. (a)	406,282

		1,926,098

Couriers and Messengers - 10.4%
1,386	Air Transport Services Group, Inc. (a)	22,370
2,764	FedEx Corp.	835,419
10,033	United Parcel Service, Inc. Class B	1,308,002

		2,165,791

Management of Companies and Enterprises - 0.2%
1,031	Sun Country Airlines Holdings, Inc. (a)	13,506
262	U-Haul Holding Co. (a)	17,499

		31,005

Merchant Wholesalers, Nondurable Goods - 0.1%
2,766	FTAI Infrastructure, Inc.	28,518

Rail Transportation - 17.1%
20,968	CSX Corp.	735,977
11,531	Union Pacific Corp.	2,845,043

		3,581,020

Rental and Leasing Services - 1.1%
495	Avis Budget Group, Inc.	50,000
3,578	Hertz Global Holdings, Inc. (a)	14,598
1,192	Ryder System, Inc.	167,071

		231,669

Support Activities for Transportation - 12.0%
3,186	C.H. Robinson Worldwide, Inc.	283,713
3,843	Expeditors International of Washington, Inc.	479,683
859	Forward Air Corp.	21,784
1,680	Hub Group, Inc.	78,574
2,219	J.B. Hunt Transport Services, Inc.	384,220
928	Matson, Inc.	123,155
3,064	Norfolk Southern Corp.	764,652
3,165	XPO, Inc. (a)	363,627

		2,499,408

Transit and Ground Passenger Transportation - 0.6%
9,671	Lyft, Inc. (a)	116,536

Transportation Equipment Manufacturing - 0.3%
10,214	Joby Aviation, Inc. (a)(b)	61,080

Truck Transportation - 7.6%
638	ArcBest Corp.	80,420
1,247	Heartland Express, Inc.	16,174
4,397	Knight-Swift Transportation Holdings, Inc. Class A	239,329
1,572	Marten Transport Ltd.	29,569
3,930	Old Dominion Freight Line, Inc.	826,007
723	Saia, Inc. (a)	302,105
1,007	Schneider National, Inc. (b)	27,098
1,725	Werner Enterprises, Inc.	67,603

		1,588,305

Warehousing and Storage - 0.9%
973	Landstar System, Inc.	185,113

Water Transportation - 1.0%
1,162	Genco Shipping & Trading Ltd. ADR	22,554
1,586	Kirby Corp. (a)	194,888

		217,442

	TOTAL COMMON STOCKS (Cost $14,599,508)	$15,461,474

SHORT TERM INVESTMENTS - 25.7%
Money Market Funds - 25.7%
4,148,052	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$4,148,052
879,793	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (c)	879,793
333,815	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	333,815

	TOTAL SHORT TERM INVESTMENTS (Cost $5,361,660)	$5,361,660

	TOTAL INVESTMENTS (Cost $19,961,168) - 99.7% (e)	$20,823,134
	Other Assets in Excess of Liabilities - 0.3%	70,910

	TOTAL NET ASSETS - 100.0%	$20,894,044

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,319,625.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Transportation Select Industry FMC Capped Index	5.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,151	$18,605,558	$202,902
Total return of S&P Transportation Select Industry FMC Capped Index	6.1300% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	591	3,608,686	(61,222)
Total return of S&P Transportation Select Industry FMC Capped Index	5.9800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	4,114	24,185,131	5,062

					$46,399,375	$146,742

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
COMMON STOCKS - 67.9%
Oil and Gas Extraction - 2.8%
26,662	Dominion Energy, Inc.	$1,425,350

Utilities - 65.1%
22,605	AES Corp.	402,143
8,155	Alliant Energy Corp.	453,907
8,482	Ameren Corp.	672,368
16,767	American Electric Power Co., Inc.	1,645,178
6,197	American Water Works Co., Inc.	882,205
4,799	Atmos Energy Corp.	613,696
20,349	CenterPoint Energy, Inc.	564,685
9,499	CMS Energy Corp.	615,535
11,000	Consolidated Edison, Inc.	1,072,720
10,027	Constellation Energy Corp.	1,903,125
6,582	DTE Energy Co.	793,328
24,549	Duke Energy Corp.	2,682,469
12,238	Edison International	979,162
6,792	Entergy Corp.	787,668
7,314	Evergy, Inc.	424,212
11,205	Eversource Energy	727,317
31,809	Exelon Corp.	1,183,295
16,476	FirstEnergy Corp.	690,509
65,351	NextEra Energy, Inc.	4,992,163
14,260	NiSource, Inc.	445,625
6,631	NRG Energy, Inc.	498,452
67,975	PG&E Corp.	1,240,544
3,612	Pinnacle West Capital Corp.	309,151
23,466	PPL Corp.	697,409
15,843	Public Service Enterprise Group, Inc.	1,263,796
20,130	Sempra Energy	1,611,608
34,780	Southern Co.	2,904,826
10,389	Vistra Corp.	823,017
10,046	WEC Energy Group, Inc.	864,559
17,674	Xcel Energy, Inc.	1,030,041

		33,774,713

	TOTAL COMMON STOCKS (Cost $33,762,666)	$35,200,063

SHORT TERM INVESTMENTS - 20.0%
Money Market Funds - 20.0%
7,588,461	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$7,588,461
7,895	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	7,895
2,798,572	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	2,798,572

	TOTAL SHORT TERM INVESTMENTS (Cost $10,394,928)	$10,394,928

	TOTAL INVESTMENTS (Cost $44,157,594) - 87.9% (b)	$45,594,991
	Other Assets in Excess of Liabilities - 12.1%	6,252,879

	TOTAL NET ASSETS - 100.0%	$51,847,870

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,029,411.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Utilities Select Sector Index	5.8800% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	71,457	$49,435,227	$2,957,396
Total return of Utilities Select Sector Index	5.7300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	58,923	36,561,834	6,466,096
Total return of Utilities Select Sector Index	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	32,910	20,787,602	3,096,541

					$106,784,663	$12,520,033

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 68.1%
388,729	iShares 7-10 Year Treasury Bond ETF (a)	$37,345,195

	TOTAL INVESTMENT COMPANIES (Cost $36,687,864)	$37,345,195

SHORT TERM INVESTMENTS - 30.1%
Money Market Funds - 30.1%
13,212,716	Dreyfus Government Cash Management Institutional Shares, 5.21% (b)	$13,212,716
1,369,971	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (b)	1,369,971
1,929,643	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (b)	1,929,643

	TOTAL SHORT TERM INVESTMENTS (Cost $16,512,330)	$16,512,330

	TOTAL INVESTMENTS (Cost $53,200,194) - 98.2% (c)	$53,857,525
	Other Assets in Excess of Liabilities - 1.8%	988,943

	TOTAL NET ASSETS - 100.0%	$54,846,468

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,191,415.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	4.7400% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	503,820	$47,177,019	$686,243
Total return of iShares 7-10 Year Treasury Bond ETF	5.9300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	152,753	14,427,053	85,206
Total return of iShares 7-10 Year Treasury Bond ETF	5.7300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	372,639	34,635,139	899,453
Total return of iShares 7-10 Year Treasury Bond ETF	5.9500% representing 1 month SOFR rate + spread	Barclays	12/23/2024	294,775	27,688,718	447,513

					$123,927,929	$2,118,415

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.1%
Money Market Funds - 105.1%
13,072,407	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$13,072,407
2,160,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.21% (a)	2,160,066
1,634,937	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	1,634,937

	TOTAL SHORT TERM INVESTMENTS (Cost $16,867,410) (b)	$16,867,410

	TOTAL INVESTMENTS (Cost $16,867,410) - 105.1%	$16,867,410
	Liabilities in Excess of Other Assets - (5.1)%	(819,790)

	TOTAL NET ASSETS - 100.0%	$16,047,620

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,306,950.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.4400% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/4/2024	326,005	$30,528,694	$(520,714)
5.5100% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2024	84,001	7,870,068	(112,267)
5.6300% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/23/2024	91,123	8,741,785	96,962

					$47,140,547	$(536,019)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 69.5%
44,382,714	iShares 20+ Year Treasury Bond ETF (a)(b)	$4,207,925,114

	TOTAL INVESTMENT COMPANIES (Cost $4,080,430,529)	$4,207,925,114

SHORT TERM INVESTMENTS - 30.6%
Money Market Funds - 30.6%
1,136,819,263	Dreyfus Government Cash Management Institutional Shares, 5.21% (c)(d)	$1,136,819,263
714,832,071	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (c)	714,832,071

	TOTAL SHORT TERM INVESTMENTS (Cost $1,851,651,334)	$1,851,651,334

	TOTAL INVESTMENTS (Cost $5,932,081,863) - 100.1% (e)	$6,059,576,448
	Liabilities in Excess of Other Assets - (0.1)%	(7,094,929)

	TOTAL NET ASSETS - 100.0%	$6,052,481,519

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2024.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,318,290,518.

Long Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	6.1300% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2024	25,160,362	$2,285,645,403	$80,598,363
Total return of iShares 20+ Year Treasury Bond ETF	5.9300% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2024	26,819,189	2,445,763,347	80,353,434
Total return of iShares 20+ Year Treasury Bond ETF	6.0300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	31,078,034	2,847,815,210	82,672,304
Total return of iShares 20+ Year Treasury Bond ETF	5.7800% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2024	11,684,706	1,100,293,717	(4,641,723)
Total return of iShares 20+ Year Treasury Bond ETF	6.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	5,978,252	540,635,615	21,952,722
Total return of iShares 20+ Year Treasury Bond ETF	6.0200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2024	28,761,050	2,608,691,291	103,016,599
Total return of iShares 20+ Year Treasury Bond ETF	6.0800% representing 1 month SOFR rate + spread	Barclays	12/23/2024	17,650,000	1,602,694,368	60,440,906

					$13,431,538,951	$424,392,605

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.9%
Money Market Funds - 102.9%
117,697,369	Dreyfus Government Cash Management Institutional Shares, 5.21% (a)	$117,697,369
29,151,454	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.17% (a)	29,151,454
62,347,547	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.15% (a)	62,347,547

	TOTAL SHORT TERM INVESTMENTS (Cost $209,196,370) (b)	$209,196,370

	TOTAL INVESTMENTS (Cost $209,196,370) - 102.9%	$209,196,370
	Liabilities in Excess of Other Assets - (2.9)%	(5,836,444)

	TOTAL NET ASSETS - 100.0%	$203,359,926

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $128,410,106.

Short Total Return Swap Contracts (Unaudited)

July 31, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.9300% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/4/2024	1,246,361	$116,814,832	$(424,321)
5.7300% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2024	1,552,871	147,356,336	1,706,953
5.8300% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2024	1,204,215	114,260,758	1,488,026
5.5600% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2024	841,941	79,728,582	821,859
5.4800% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2024	957,353	90,230,788	384,711
5.7100% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/19/2024	632,175	61,723,403	2,634,015

					$610,114,699	$6,611,243

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2024:

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$263,633,317	—	$—	$—	$(1,966,647)	$—
Direxion HCM Tactical Enhanced US ETF	—	278,126,516	81,043,825	—	—	9,570,816	—	(11,291,994)
Direxion NASDAQ-100® Equal Weighted Index Shares	—	1,336,434,813	9,988,674	—	—	—	—	—
Direxion Work From Home ETF	—	26,178,875	71,438	—	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	189,308,808	—	—	—	—	(9,133,343)
Direxion Daily AAPL Bear 1X Shares	—	—	25,950,354	—	—	—	—	(1,321,377)
Direxion Daily AMZN Bear 1X Shares	—	—	2,811,655	—	—	17,407	—	(31,442)
Direxion Daily GOOGL Bear 1X Shares	—	—	4,495,203	—	—	116,396	—	(153,634)
Direxion Daily META Bear 1X Shares	—	—	2,753,351	—	—	309,100	—	—
Direxion Daily MSFT Bear 1X Shares	—	—	5,804,065	—	—	242,155	—	—
Direxion Daily NVDA Bear 1X Shares	—	—	28,112,052	—	—	2,071,304	—	(468,716)
Direxion Daily TSLA Bear 1X Shares	—	—	46,546,118	—	—	2,709,767	—	—
Direxion Daily Concentrated Qs Bear 1X Shares	—	—	4,987,772	—	—	—	—	(216,930)
Direxion Daily Crypto Industry Bear 1X Shares	—	—	3,305,673	—	—	236,777	—	(3,297)
Direxion Daily AAPL Bull 2X Shares	—	22,641,944	116,061,275	—	—	7,561,269	—	(1,558,696)
Direxion Daily AMZN Bull 2X Shares	—	31,526,324	149,784,897	—	—	523,698	—	(2,144,011)
Direxion Daily GOOGL Bull 2X Shares	—	18,934,757	95,272,970	—	—	4,449,021	—	(8,091,079)
Direxion Daily META Bull 2X Shares	—	3,192,757	18,519,514	—	—	—	—	(1,643,541)
Direxion Daily MSFT Bull 2X Shares	—	19,495,110	87,591,016	—	—	2,664,265	—	(2,776,575)
Direxion Daily NVDA Bull 2X Shares	—	68,144,841	391,108,219	—	—	29,732,696	—	(41,988,715)
Direxion Daily TSLA Bull 2X Shares	—	184,484,511	1,496,368,713	—	—	169,764,268	—	(74,865,976)
Direxion Daily CSI 300 China A Share Bull 2X Shares	23,757,889	—	32,370,103	—	—	383,502	—	(103,129)
Direxion Daily CSI China Internet Index Bull 2X Shares	145,950,473	—	133,811,249	—	—	3,252,841	—	(1,711,679)
Direxion Daily S&P 500® Bull 2X Shares	—	120,685,805	2,145,241	—	—	16,775,299	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	50,016,242	—	71,515,675	—	—	—	—	(16,412,247)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	1,480,509	—	1,453,897	—	—	—	—	(77,672)
Direxion Daily MSCI India Bull 2X Shares	55,930,410	—	53,044,718	—	—	19,478,104	—	—
Direxion Daily AI and Big Data Bull 2X Shares	—	5,845,303	666,327	—	—	221,684	—	(44,921)
Direxion Daily AI and Big Data Bear 2X Shares	—	—	2,338,199	—	—	—	—	(92,891)
Direxion Daily Cloud Computing Bull 2X Shares	—	3,413,403	928,238	—	—	—	—	(115,676)
Direxion Daily Concentrated Qs Bull 2X Shares	6,673,680	—	9,184,642	—	—	472,617	—	(296,855)
Direxion Daily Crypto Industry Bull 2X Shares	—	1,611,752	666,575	—	—	—	—	(231,575)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	4,168,568	1,601,712	—	—	304,511	—	(116,692)
Direxion Daily Energy Bull 2X Shares	—	236,669,971	115,888,790	—	—	37,510,674	—	—
Direxion Daily Energy Bear 2X Shares	—	—	19,767,680	—	—	274,427	—	(474,838)
Direxion Daily Gold Miners Index Bull 2X Shares	311,981,684	—	256,186,471	—	—	151,688,899	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	107,590,765	—	—	249,069	—	(13,107,718)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	101,388,766	—	208,285,164	—	—	94,721,170	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	65,898,110	—	—	706,914	—	(8,383,963)
Direxion Daily NYSE FANG+ Bull 2X Shares	—	29,397,314	34,910,576	—	—	10,609,512	—	(529,197)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	15,483,407	—	15,208,316	—	—	2,552,811	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	220,484,132	180,510,943	—	—	40,230,216	—	—

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	46,666,938	—	—	1,853,128	—	(2,291,735)
Direxion Daily Travel & Vacation Bull 2X Shares	—	6,823,510	2,148,285	—	—	—	—	(258,214)
Direxion Daily Uranium Industry Bull 2X Shares	—	1,018,956	1,513,561	—	—	—	—	(218,316)
Direxion Daily Mid Cap Bull 3X Shares	—	75,311,190	34,301,603	—	—	15,473,662	—	—
Direxion Daily S&P 500® Bull 3X Shares	—	3,387,235,667	1,120,465,352	—	21,561,453	865,080,493	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	534,705,700	—	—	—	—	(44,691,016)
Direxion Daily Small Cap Bull 3X Shares	2,146,059,186	—	906,416,545	—	—	387,653,051	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	449,003,380	—	—	—	—	(65,314,453)
Direxion Daily FTSE China Bull 3X Shares	414,104,304	—	432,001,982	—	—	129,106,063	—	(38,871,574)
Direxion Daily FTSE China Bear 3X Shares	—	—	138,367,755	—	—	13,729,591	—	(1,882,415)
Direxion Daily FTSE Europe Bull 3X Shares	12,443,974	—	9,969,481	—	—	2,396,245	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	5,502,925	—	74,570,964	—	—	14,303,222	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	18,466,595	—	—	145,531	—	(725,614)
Direxion Daily MSCI Mexico Bull 3X Shares	11,439,817	—	16,173,785	—	—	—	—	(1,767,209)
Direxion Daily MSCI South Korea Bull 3X Shares	21,367,142	—	15,219,993	—	—	4,084,697	—	(137,584)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	115,176,202	65,414,766	—	—	33,508,589	—	(1,796,524)
Direxion Daily Consumer Discretionary Bull 3X Shares	—	17,489,964	6,207,015	—	—	2,015,200	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	96,969,082	40,392,756	—	—	6,162,154	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	16,123,789	—	—	745,950	—	(239,880)
Direxion Daily Financial Bull 3X Shares	—	1,596,449,335	863,894,065	—	—	484,494,792	—	—
Direxion Daily Financial Bear 3X Shares	—	—	134,915,607	—	—	—	—	(25,554,315)
Direxion Daily Healthcare Bull 3X Shares	—	156,894,713	43,782,708	—	—	32,940,748	—	(79,460)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	210,832,821	166,297,520	—	—	128,329,543	—	—
Direxion Daily Industrials Bull 3X Shares	—	25,628,470	7,008,882	—	—	6,334,896	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	12,375,200	5,059,988	—	—	1,866,673	—	—
Direxion Daily Real Estate Bull 3X Shares	—	59,713,736	30,175,345	—	—	14,264,947	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	78,698,800	—	—	—	—	(5,602,094)
Direxion Daily Regional Banks Bull 3X Shares	—	776,551,418	204,075,679	—	—	328,458,219	—	—
Direxion Daily Retail Bull 3X Shares	—	33,395,697	17,444,590	—	—	9,695,597	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	38,681,218	6,116,254	—	—	4,908,717	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	30,408,550	—	—	—	—	(3,564,003)
Direxion Daily S&P Biotech Bull 3X Shares	—	686,674,144	410,267,940	—	—	323,707,513	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	166,762,197	—	—	3,895,030	—	(11,886,170)
Direxion Daily Semiconductor Bull 3X Shares	—	8,445,830,441	2,238,482,922	—	—	1,307,786,038	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	689,346,653	—	—	46,429,168	—	(95,850,912)
Direxion Daily Technology Bull 3X Shares	—	2,219,724,107	701,741,540	—	—	595,470,040	—	—
Direxion Daily Technology Bear 3X Shares	—	—	102,076,911	—	—	5,956,985	—	(2,767,108)
Direxion Daily Transportation Bull 3X Shares	—	15,461,474	5,361,660	—	—	207,964	—	(61,222)
Direxion Daily Utilities Bull 3X Shares	—	35,200,063	10,394,928	—	—	12,520,033	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	37,345,195	—	16,512,330	—	—	2,118,415	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	16,867,410	—	—	96,962	—	(632,981)
Direxion Daily 20+ Year Treasury Bull 3X Shares	4,207,925,114	—	1,851,651,334	—	—	429,034,328	—	(4,641,723)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	209,196,370	—	—	7,035,564	—	(424,321)